         As filed with the Securities and Exchange Commission on March 31, 2006

                                          REGISTRATION NOS. 333-25549/811-02441

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

                               -----------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.              [ ]

     Post-Effective Amendment No. 12          [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 109                        [X]

                               -----------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                          (EXACT NAME OF REGISTRANT)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                  2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (713) 831-8470
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                        AMERICAN HOME ASSURANCE COMPANY
                              (NAME OF GUARANTOR)

                      70 PINE STREET, NEW YORK, NY 10270
        (ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 770-7000
              (GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                             LAUREN W. JONES, ESQ.
                     AMERICAN GENERAL LIFE COMPANIES, LLC
                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
(NAME AND ADDRESS OF AGENT FOR SERVICE FOR REGISTRANT, DEPOSITOR AND GUARANTORS)

                               -----------------

It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on [date] pursuant to paragraph (b) of Rule 485
[X]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ]  on [date] pursuant to paragraph (a) (1) of Rule 485

Title of Securities Being Registered: (i) Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts, and
(ii) a guarantee related to insurance obligations under certain of those contracts.

Note: Registrant is filing this Post-Effective Amendment to the Registration Statement for the purposes of including (i) two supplements to the Registration Statement and (ii) the 2005 audited financial statements of the Depositor.

                              PART A - PROSPECTUS

The Prospectus dated May 2, 2005 is incorporated by reference to Form N-4, Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 101 under The Investment Company Act of 1940, File Nos. 333-25549 and 811-02441, filed on May 2, 2005, Accession No. 0001193125-05-092270, and
Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 107 under The Investment Company Act of 1940, File Nos. 333-25549 and 811-02441, filed on October 25, 2005, Accession No. 0000950129-05-010062.

A supplement dated March 31, 2006 to the Prospectus is included in Part A of this Post-Effective Amendment No. 12.

                    American General Life Insurance Company
                              Separate Account D
                  Supplement to Prospectus Dated May 2, 2005

              Please insert this supplement into your prospectus.

Effective March 31, 2006, American General Life Insurance Company ("Depositor") is amending the prospectus for the sole purpose of updating the "Legal Proceedings" section.

The following is added to the "Legal Proceedings" section of the prospectus:

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Depositor, the Registrant and its principal underwriter, American General Equity Services Corporation ("AGESC"), and the Guarantor, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b- 20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including Depositor, Registrant and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of
Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to the receipt of permanent relief, Depositor, Registrant and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                 PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information dated May 2, 2005 is incorporated by reference to Form N-4, Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 101 under The Investment Company Act of 1940, File Nos. 333-25549 and 811-02441, filed on May 2, 2005, Accession
No. 0001193125-05-092270, and Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 107 under The Investment Company Act of 1940, File Nos. 333-25549 and 811-02441, filed on October 25, 2005,
Accession No. 0000950129-05-010062.

A supplement dated March 31, 2006 to the Statement of Information is included in Part B of this Post-Effective Amendment No. 12.

                    American General Life Insurance Company
                              Separate Account D
      Supplement to Statement of Additional Information Dated May 2, 2005

 Please insert this supplement into your Statement of Additional Information.

The paragraphs below should be inserted in the "Financial Statements" section, following "AGL Financial Statements":

   Effective March 31, 3006, American General Life Insurance Company ("AGL") is amending the Statement of Additional Information ("SAI") for the purposes of
(i) including the 2005 financial statements of AGL and (ii) including unaudited financial statements as of September 30, 2005 for the Separate Account.

   FIRST. The section entitled "AGL Financial Statements" under "Financial Statements" is deleted and replaced in its entirety with the following new section:

   AGL Financial Statements

   The consolidated balance sheets of AGL as of December 31, 2005 and 2004 and the related statements of income, shareholder's equity, comprehensive income and cash flows for the three years ended December 31, 2005, appearing herein, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

   SECOND. Delete the subsection titled "Index to Financial Statements" in its entirety and replace it with the following:

                         Index to Financial Statements

   You should consider the financial statements of AGL that we include in this SAI as bearing on the ability of AGL to meet its obligations under the Policies.

   You should only consider the financial statements of American Home that we include in this SAI as bearing on the ability of American Home, as guarantor, to meet its obligations under a guarantee agreement that guarantees the insurance obligations of the Policies.

 I. AGL Separate Account D 2004 Financial Statements                      Page
                                                                         ------
 Report of PricewaterhouseCoopers LLP, Independent Registered Public
   Accounting Firm...................................................... D - 1

 Statement of Net Assets and Statement of Operations for the year ended
   December 31, 2004.................................................... D - 2

 Statement of Changes in Net Assets for the years ended December 31,
   2004 and 2003 (restated)............................................. D - 7

 Notes to Financial Statements.......................................... D - 33

 II. AGL Separate Account D 2005 Interim Financial Statements             Page
                                                                          -----
 Statement of Net Assets as of September 30, 2005........................ ID-1

 Statement of Operations for the period ended September 30, 2005......... ID-2

 Statement of Changes in Net Assets for the period ended September 30,
   2005 and December 31, 2004............................................ ID-3

 Notes to Financial Statements........................................... ID-4

 III. AGL 2005 Consolidated Financial Statements                          Page
                                                                          -----
 Report of PricewaterhouseCoopers LLP, Independent Registered Public
   Accounting Firm....................................................... F - 1

 Consolidated Balance Sheets as of December 31, 2005 and 2004 (restated). F - 2

 Consolidated Statements of Income for the years ended December 31,
   2005, 2004 (restated) and 2003 (restated)............................. F - 4

 Consolidated Statements of Shareholder's Equity for the years ended
   December 31, 2005, 2004 (restated) and 2003 (restated)................ F - 5

 Consolidated Statements of Comprehensive Income for the years ended
   December 31, 2005, 2004 (restated) and 2003 (restated)................ F - 6

 Consolidated Statements of Cash Flows for the years ended December 31,
   2005, 2004 (restated) and 2003 (restated)............................. F - 7

 Notes to Consolidated Financial Statements.............................. F - 9

 IV. American Home December 31, 2004 Financial Statements (Statutory
     Basis)                                                               Page
                                                                          -----
 Report of PricewaterhouseCoopers LLP, Independent Auditors.............. 1

 Statement of Admitted Assets, Liabilities, Capital and Surplus
   (Statutory Basis) for the year ended December 31, 2004................ 3

 Statement of Operations and Capital and Surplus Account (Statutory
   Basis) for this year ended December 31, 2004.......................... 5

 Statement of Cash Flow (Statutory Basis) for the year ended
   December 31, 2004..................................................... 6

 Notes to Statutory Basis Financial Statements........................... 7

[LOGO] AIG AMERICAN GENERAL

                                                               Variable Annuity
                                                             Separate Account D

                                                                           2005

                                                                 Interim Report

                                                             September 30, 2005
                                                             (Unaudited)

                                        American General Life Insurance Company
                         A member company of American International Group, Inc.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS
September 30, 2005
(Unaudited)

                                                               Due from (to)               Contract   Contract     Net assets
                                                 Investment   American General             owners -   owners -   attributable to
                                                securities -   Life Insurance              annuity  accumulation contract owner
Divisions                                       at fair value     Company       Net Assets reserves   reserves      reserves
---------                                       ------------- ----------------  ---------- -------- ------------ ---------------
AIM V.I. International Growth Fund - Series I..    $2,429,838             $ (3) $2,429,835     $225   $2,429,610      $2,429,835
AIM V.I. Premier Equity Fund - Series I........     6,472,606               (8)  6,472,598      187    6,472,411       6,472,598
Alger American Leveraged AllCap Portfolio -
  Class O Shares...............................           197               (2)        195      195           --             195
Alger American MidCap Growth Portfolio - Class
  O Shares.....................................           203               (1)        202      202           --             202
American Century VP Inflation Protection Fund
  - Class II...................................           186               --         186      186           --             186
American Century VP Value Fund - Class I.......     2,721,590               (1)  2,721,589      189    2,721,400       2,721,589
Credit Suisse Small Cap Growth Portfolio.......       687,795               (3)    687,792      180      687,612         687,792
Dreyfus IP MidCap Stock Portfolio - Initial
  shares.......................................     1,096,778                8   1,096,786      206    1,096,580       1,096,786
The Dreyfus Socially Responsible Growth Fund,
  Inc. - Initial shares........................     2,263,211                3   2,263,214       --    2,263,214       2,263,214
Dreyfus VIF Developing Leaders Portfolio -
  Initial shares...............................     3,744,149               (2)  3,744,147      193    3,743,954       3,744,147
Dreyfus VIF Quality Bond Portfolio - Initial
  shares.......................................     5,749,409                4   5,749,413      187    5,749,226       5,749,413
Evergreen VA High Income Fund - Class 1........     5,374,736               (3)  5,374,733       --    5,374,733       5,374,733
Evergreen VA Strategic Income Fund - Class 1...             6               (6)         --       --           --              --
Fidelity VIP Asset Manager Portfolio - Initial
  Class........................................       122,258              (14)    122,244       --      122,244         122,244
Fidelity VIP Asset Manager Portfolio - Service
  Class 2......................................     1,060,393               --   1,060,393      183    1,060,210       1,060,393
Fidelity VIP Contrafund Portfolio - Service
  Class 2......................................     3,534,208               (4)  3,534,204      212    3,533,992       3,534,204
Fidelity VIP Equity-Income Portfolio - Service
  Class 2......................................     3,682,811               (8)  3,682,803      192    3,682,611       3,682,803
Fidelity VIP Growth Portfolio - Service Class 2     2,458,759               (3)  2,458,756      181    2,458,575       2,458,756
Fidelity VIP Index 500 Portfolio - Initial
  Class........................................        73,991                2      73,993       --       73,993          73,993
Fidelity VIP Mid Cap Portfolio - Service Class
  2............................................           235               (2)        233      233           --             233
Fidelity VIP Overseas Portfolio - Initial Class        30,858               --      30,858       --       30,858          30,858
Franklin Templeton - Franklin Small Cap Value
  Securities Fund - Class 2....................           212               (1)        211      211           --             211
Franklin Templeton - Franklin U.S. Government
  Fund - Class 2...............................           183               (1)        182      182           --             182
Franklin Templeton - Mutual Shares Securities
  Fund - Class 2...............................           204               (1)        203      203           --             203
Franklin Templeton - Templeton Foreign
  Securities Fund - Class 2....................     1,618,972               --   1,618,972      212    1,618,760       1,618,972
Franklin Templeton - Templeton Global Asset
  Allocation Fund - Class 2....................     2,063,354               --   2,063,354       --    2,063,354       2,063,354
Goldman Sachs Capital Growth Fund..............       161,008               --     161,008       --      161,008         161,008
Janus Aspen Series International Growth
  Portfolio - Service Shares...................       453,888              (10)    453,878      251      453,627         453,878
Janus Aspen Series Mid Cap Growth Portfolio -
  Service Shares...............................       863,144               --     863,144      209      862,935         863,144
Janus Aspen Series Worldwide Growth Portfolio
  - Service Shares.............................       527,299               (1)    527,298      191      527,107         527,298
JPMorgan Mid Cap Value Portfolio...............           212               (1)        211      211           --             211
JPMorgan Small Company Portfolio...............       472,451                8     472,459      208      472,251         472,459
LEVCO Equity Value Fund........................        66,429               (1)     66,428       --       66,428          66,428
MFS VIT Capital Opportunities Series - Initial
  Class........................................     1,538,874               --   1,538,874      189    1,538,685       1,538,874
MFS VIT Emerging Growth Series -
  Initial Class................................     4,763,976                1   4,763,977      197    4,763,780       4,763,977
MFS VIT New Discovery Series - Initial Class...       683,157               (5)    683,152      187      682,965         683,152
MFS VIT Research Series - Initial Class........       951,858               --     951,858      203      951,655         951,858
Navellier Growth Portfolio.....................            --               --          --       --           --              --
Neuberger Berman AMT Balanced Portfolio -
  Class I......................................         8,605               --       8,605       --        8,605           8,605
Neuberger Berman AMT Mid-Cap Growth Portfolio
  - Class I....................................       850,069                3     850,072      208      849,864         850,072
Neuberger Berman AMT Partners Portfolio -
  Class I......................................            --               --          --       --           --              --
Oppenheimer Balanced Fund/VA - Non-Service
  Shares.......................................           199               (1)        198      198           --             198
Oppenheimer Global Securities Fund/VA -
  Non-Service Shares...........................           221               (2)        219      219           --             219
PIMCO VIT Real Return Portfolio -
  Administrative Class.........................     4,347,847               (1)  4,347,846      191    4,347,655       4,347,846
PIMCO VIT Short-Term Portfolio -
  Administrative Class.........................     1,238,505               --   1,238,505      178    1,238,327       1,238,505
PIMCO VIT Total Return Portfolio -
  Administrative Class.........................     3,875,326               (2)  3,875,324      186    3,875,138       3,875,324
Pioneer Fund VCT Portfolio - Class I...........     1,728,699               --   1,728,699       --    1,728,699       1,728,699
Pioneer Growth Opportunities VCT Portfolio -
  Class I......................................     2,534,100                2   2,534,102       --    2,534,102       2,534,102
Putnam VT Diversified Income Fund - Class IB...           193               (1)        192      192           --             192
Putnam VT Growth and Income Fund - Class IB....     2,763,008                5   2,763,013      193    2,762,820       2,763,013
Putnam VT International Growth and Income Fund
  - Class IB...................................       797,428               (9)    797,419      218      797,201         797,419
Royce Small-Cap Portfolio......................     1,474,076              (10)  1,474,066       --    1,474,066       1,474,066

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS - CONTINUED
September 30, 2005
(Unaudited)

                                                              Due from (to)                 Contract   Contract     Net assets
                                               Investment    American General               owners -   owners -   attributable to
                                             securities - at  Life Insurance                annuity  accumulation contract owner
Divisions                                      fair value        Company        Net Assets  reserves   reserves      reserves
---------                                    --------------- ----------------  ------------ -------- ------------ ---------------
Safeco RST Core Equity Portfolio............    $         --            $  --  $         -- $     -- $         --    $         --
Safeco RST Growth Opportunities Portfolio...              --               --            --       --           --              --
SunAmerica - Aggressive Growth Portfolio -
  Class 1...................................             209               (1)          208      208           --             208
SunAmerica - SunAmerica Balanced Portfolio
  - Class 1.................................             186               --           186      186           --             186
UIF Core Plus Fixed Income Portfolio -
  Class I...................................       2,882,913               (7)    2,882,906       --    2,882,906       2,882,906
UIF Emerging Markets Equity Portfolio -
  Class I...................................       2,264,778               (3)    2,264,775       --    2,264,775       2,264,775
UIF Equity Growth Portfolio - Class I.......       9,091,455              (12)    9,091,443      196    9,091,247       9,091,443
UIF Global Value Equity Portfolio -
  Class I...................................       5,058,491               (5)    5,058,486       --    5,058,486       5,058,486
UIF High Yield Portfolio - Class I..........       4,670,299               (6)    4,670,293      189    4,670,104       4,670,293
UIF International Magnum Portfolio -
  Class I...................................       3,363,853               (1)    3,363,852       --    3,363,852       3,363,852
UIF U.S. Mid Cap Value Portfolio - Class I..      12,046,440               (4)   12,046,436       --   12,046,436      12,046,436
UIF U.S. Real Estate Portfolio - Class I....       4,088,922               (1)    4,088,921       --    4,088,921       4,088,921
UIF Value Portfolio - Class I...............       9,425,461               (2)    9,425,459       --    9,425,459       9,425,459
VALIC Company I - Blue Chip Growth Fund.....         116,062               --       116,062       --      116,062         116,062
VALIC Company I - Health Sciences Fund......          53,736               (1)       53,735       --       53,735          53,735
VALIC Company I - Income & Growth Fund......          53,876               --        53,876       --       53,876          53,876
VALIC Company I - International Equities
  Fund......................................       1,043,360               (9)    1,043,351      217    1,043,134       1,043,351
VALIC Company I - Mid Cap Index Fund........       5,945,641               (1)    5,945,640      209    5,945,431       5,945,640
VALIC Company I - Money Market I Fund.......       8,024,762              (10)    8,024,752       --    8,024,752       8,024,752
VALIC Company I - Nasdaq-100 Index Fund.....         562,401               (2)      562,399      184      562,215         562,399
VALIC Company I - Science & Technology
  Fund......................................         433,770               (1)      433,769      180      433,589         433,769
VALIC Company I - Small Cap Index Fund......         911,602               (1)      911,601      199      911,402         911,601
VALIC Company I - Social Awareness Fund.....           2,808               --         2,808       --        2,808           2,808
VALIC Company I - Stock Index Fund..........       7,303,475              (15)    7,303,460      191    7,303,269       7,303,460
Van Kampen Comstock Fund....................       5,089,812               --     5,089,812   42,359    5,047,453       5,089,812
Van Kampen Corporate Bond Fund..............         310,142               --       310,142       --      310,142         310,142
Van Kampen High Yield Fund..................       5,945,251             (593)    5,944,658   39,300    5,905,358       5,944,658
Van Kampen LIT Emerging Growth Portfolio -
  Class I...................................      14,475,708               (1)   14,475,707  617,386   13,858,321      14,475,707
Van Kampen LIT Enterprise Portfolio - Class
  I.........................................      17,706,405                3    17,706,408   84,343   17,622,065      17,706,408
Van Kampen LIT Government Portfolio - Class
  I.........................................       8,240,290              (14)    8,240,276   93,009    8,147,267       8,240,276
Van Kampen LIT Growth and Income Portfolio
  - Class I.................................      46,116,689                5    46,116,694      209   46,116,485      46,116,694
Van Kampen LIT Money Market Portfolio -
  Class I...................................       3,496,277              (85)    3,496,192  107,583    3,388,609       3,496,192
Van Kampen Reserve Fund.....................         273,361               (4)      273,357   15,164      258,193         273,357
Vanguard VIF High Yield Bond Portfolio......             191               (1)          190      190           --             190
Vanguard VIF REIT Index Portfolio...........             241               (1)          240      240           --             240
WM VT Balanced Portfolio....................     248,357,350                4   248,357,354  262,365  248,094,989     248,357,354
WM VT Conservative Balanced Portfolio.......      13,396,169                2    13,396,171       --   13,396,171      13,396,171
WM VT Conservative Growth Portfolio.........     178,379,942               39   178,379,981       --  178,379,981     178,379,981
WM VT Equity Income Fund....................      25,465,898               (7)   25,465,891       --   25,465,891      25,465,891
WM VT Flexible Income Portfolio.............      48,933,181               (6)   48,933,175       --   48,933,175      48,933,175
WM VT Growth & Income Fund..................      39,773,233                6    39,773,239       --   39,773,239      39,773,239
WM VT Growth Fund...........................      40,742,996               (9)   40,742,987    1,830   40,741,157      40,742,987
WM VT Income Fund...........................      19,914,436               (6)   19,914,430    3,668   19,910,762      19,914,430
WM VT International Growth Fund.............       8,448,408                2     8,448,410    2,394    8,446,016       8,448,410
WM VT Mid Cap Stock Fund....................       6,917,031                7     6,917,038       --    6,917,038       6,917,038
WM VT Money Market Fund.....................       9,044,875              237     9,045,112       --    9,045,112       9,045,112
WM VT Short Term Income Fund................       7,251,541               10     7,251,551       --    7,251,551       7,251,551
WM VT Small Cap Growth Fund.................      10,315,452                5    10,315,457    2,036   10,313,421      10,315,457
WM VT Strategic Growth Portfolio............      57,546,832               11    57,546,843       --   57,546,843      57,546,843
WM VT U.S. Government Securities Fund.......      20,465,843               (4)   20,465,839    3,449   20,462,390      20,465,839
WM VT West Coast Equity Fund................      22,849,429               (2)   22,849,427       --   22,849,427      22,849,427

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS
For the Period Ended September 30, 2005
(Unaudited)

                                  A            B           A+B=C           D               E             F            C+D+E+F
                                                                                                                     Increase
                                         Mortality and                                             Net change in   (decrease) in
                                          expense risk      Net                      Capital gain    unrealized     net assets
                              Dividends       and        investment   Net realized   distributions  appreciation     resulting
                             from mutual administrative    income    gain (loss) on   from mutual  (depreciation)      from
Divisions                       funds       charges        (loss)     investments        funds     of investments   operations
---------                    ----------- --------------  ----------  --------------  ------------- --------------  -------------
AIM V.I. International
  Growth Fund - Series I....    $     --      $ (24,752)   $(24,752)    $   (82,450)      $     --     $  334,977       $227,775
AIM V.I. Premier Equity
  Fund - Series I...........          --        (72,456)    (72,456)       (925,492)            --      1,117,295        119,347
Alger American Leveraged
  AllCap Portfolio - Class
  O Shares..................          --             --          --               1             --             15             16
Alger American MidCap
  Growth Portfolio - Class
  O Shares..................          --             --          --               1              8              7             16
American Century VP
  Inflation Protection Fund
  - Class II................           5             --           5               1             --             (3)             3
American Century VP Value
  Fund - Class I............      25,036        (28,311)     (3,275)         36,427        289,675       (320,909)         1,918
Credit Suisse Small Cap
  Growth Portfolio..........          --         (7,217)     (7,217)         32,925             --        (39,051)       (13,343)
Dreyfus IP MidCap Stock
  Portfolio - Initial
  shares....................         331        (10,886)    (10,555)         45,210          4,404         17,750         56,809
The Dreyfus Socially
  Responsible Growth Fund,
  Inc. - Initial shares.....          --        (27,466)    (27,466)       (539,973)            --        549,541        (17,898)
Dreyfus VIF Developing
  Leaders Portfolio -
  Initial shares............          --        (41,395)    (41,395)         69,517             --         55,617         83,739
Dreyfus VIF Quality Bond
  Portfolio - Initial
  shares....................     165,193        (66,088)     99,105         (36,529)            --         (3,373)        59,203
Evergreen VA High Income
  Fund - Class 1............       6,102        (16,550)    (10,448)         21,576             --         30,835         41,963
Evergreen VA Strategic
  Income Fund - Class 1.....          --            (50)        (50)            937             --         (1,677)          (790)
Fidelity VIP Asset Manager
  Portfolio - Initial
  Class.....................       3,351         (1,422)      1,929             (11)            43         (1,722)           239
Fidelity VIP Asset Manager
  Portfolio - Service
  Class 2...................      28,299        (11,076)     17,223           5,526            388        (21,235)         1,902
Fidelity VIP Contrafund
  Portfolio - Service
  Class 2...................       4,441        (34,691)    (30,250)        276,164            634        102,934        349,482
Fidelity VIP Equity-Income
  Portfolio - Service
  Class 2...................      58,153        (39,117)     19,036          43,689        143,767       (159,458)        47,034
Fidelity VIP Growth
  Portfolio - Service
  Class 2...................       7,108        (25,519)    (18,411)        (12,228)            --         56,732         26,093
Fidelity VIP Index 500
  Portfolio - Initial
  Class.....................       1,430           (856)        574             491             --             31          1,096
Fidelity VIP Mid Cap
  Portfolio - Service
  Class 2...................          --             --          --               4              4             20             28
Fidelity VIP Overseas
  Portfolio - Initial
  Class.....................         224           (341)       (117)         (1,043)           175          3,299          2,314
Franklin Templeton -
  Franklin Small Cap Value
  Securities Fund -
  Class 2...................           2             (1)          1               3              1              9             14
Franklin Templeton -
  Franklin U.S. Government
  Fund - Class 2............           9             (1)          8              --             --             (5)             3
Franklin Templeton - Mutual
  Shares Securities Fund -
  Class 2...................           2             --           2               2              1              9             14
Franklin Templeton -
  Templeton Foreign
  Securities Fund -
  Class 2...................      21,402        (18,050)      3,352         (88,579)            --        196,954        111,727
Franklin Templeton -
  Templeton Global Asset
  Allocation Fund -
  Class 2...................      77,196        (20,923)     56,273          25,100             --        (57,540)        23,833
Goldman Sachs Capital
  Growth Fund...............          --         (1,716)     (1,716)          1,650             --         (2,348)        (2,414)
Janus Aspen Series
  International Growth
  Portfolio - Service
  Shares....................       2,825         (4,071)     (1,246)         14,485             --         61,340         74,579
Janus Aspen Series Mid Cap
  Growth Portfolio -
  Service Shares............          --         (9,372)     (9,372)         25,844             --         41,972         58,444
Janus Aspen Series
  Worldwide Growth
  Portfolio - Service
  Shares....................       3,981         (6,233)     (2,252)           (848)            --          1,649         (1,451)
JPMorgan Mid Cap Value
  Portfolio.................          --             --          --               4              3             10             17
JPMorgan Small Company
  Portfolio.................          --         (4,686)     (4,686)         25,562         59,828        (72,500)         8,204
LEVCO Equity Value Fund.....          47           (196)       (149)             43            695            186            775
MFS VIT Capital
  Opportunities Series -
  Initial Class.............      12,219        (16,442)     (4,223)         15,124             --        (36,672)       (25,771)
MFS VIT Emerging Growth
  Series - Initial Class....          --        (51,753)    (51,753)     (1,108,121)            --      1,308,021        148,147
MFS VIT New Discovery
  Series - Initial Class....          --         (7,307)     (7,307)         10,047             --         (4,426)        (1,686)
MFS VIT Research Series -
  Initial Class.............       4,406         (9,520)     (5,114)         14,091             --         28,359         37,336
Navellier Growth Portfolio..          --             --          --              --             --             --             --
Neuberger Berman AMT
  Balanced Portfolio -
  Class I...................          --           (100)       (100)            153             --            376            429
Neuberger Berman AMT
  Mid-Cap Growth Portfolio
  - Class I.................          --         (8,264)     (8,264)         13,738             --         62,142         67,616
Neuberger Berman AMT
  Partners Portfolio -
  Class I...................          --             (6)         (6)            442             --           (329)           107
Oppenheimer Balanced
  Fund/VA - Non-Service
  Shares....................           4             (1)          3               1              8             (3)             9
Oppenheimer Global
  Securities Fund/
  VA--Non-Service Shares....           2             --           2               3             --             13             18
PIMCO VIT Real Return
  Portfolio -
  Administrative Class......      84,987        (45,849)     39,138         123,859             --        (94,269)        68,728
PIMCO VIT Short-Term
  Portfolio -
  Administrative Class......      23,641        (12,532)     11,109             588             --         (3,090)         8,607
PIMCO VIT Total Return
  Portfolio -
  Administrative Class......      95,945        (41,091)     54,854          34,866             --        (40,898)        48,822
Pioneer Fund VCT Portfolio
  - Class I.................      18,067        (19,363)     (1,296)         14,095             --         34,009         46,808
Pioneer Growth
  Opportunities VCT
  Portfolio - Class I.......          --        (28,483)    (28,483)         28,372             --        104,786        104,675
Putnam VT Diversified
  Income Fund - Class IB....          15             --          15              --             --            (10)             5
Putnam VT Growth and Income
  Fund - Class IB...........      44,272        (28,313)     15,959          20,456             --         20,081         56,496
Putnam VT International
  Growth and Income Fund -
  Class IB..................       6,289         (7,301)     (1,012)         22,010             --         39,239         60,237
Royce Small-Cap Portfolio...          --         (3,637)     (3,637)          5,296             --         73,550         75,209
Safeco RST Core Equity
  Portfolio.................          --             --          --              --             --             --             --
Safeco RST Growth
  Opportunities Portfolio...          --             --          --              --             --             --             --
SunAmerica - Aggressive
  Growth Portfolio -
  Class 1...................          --             --          --               3             --             13             16
SunAmerica - SunAmerica
  Balanced Portfolio -
  Class 1...................          --             --          --               1             --             --              1
UIF Core Plus Fixed Income
  Portfolio - Class I.......     101,994        (32,994)     69,000          54,180         20,915        (82,135)        61,960
UIF Emerging Markets Equity
  Portfolio - Class I.......       8,485        (22,236)    (13,751)        (38,991)            --        504,868        452,126
UIF Equity Growth Portfolio
  - Class I.................      47,368       (101,358)    (53,990)       (958,367)            --      1,504,149        491,792
UIF Global Value Equity
  Portfolio - Class I.......      53,576        (58,062)     (4,486)        115,587         36,804         (9,982)       137,923
UIF High Yield Portfolio -
  Class I...................     372,955        (53,941)    319,014        (368,506)            --          9,550        (39,942)
UIF International Magnum
  Portfolio - Class I.......      41,315        (36,952)      4,363          45,115             --        119,733        169,211
UIF U.S. Mid Cap Value
  Portfolio - Class I.......      39,302       (132,883)    (93,581)        264,358        175,244        598,695        944,716

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS - CONTINUED
For the Period Ended September 30, 2005
(Unaudited)

                               A            B             A+B=C            D               E             F            C+D+E+F
                                                                                                                     Increase
                                      Mortality and                                                Net change in   (decrease) in
                                       expense risk                                  Capital gain    unrealized     net assets
                           Dividends       and             Net        Net realized   distributions  appreciation     resulting
                          from mutual administrative   investment    gain (loss) on   from mutual  (depreciation)      from
Divisions                    funds       charges      income (loss)   investments        funds     of investments   operations
---------                 ----------- --------------  -------------  --------------  ------------- --------------  -------------
UIF U.S. Real Estate
  Portfolio - Class I....  $   52,961    $   (46,736)    $    6,225     $   705,220     $  116,980    $  (378,505)    $  449,920
UIF Value Portfolio -
  Class I................     136,377       (111,464)        24,913         587,876        565,443     (1,251,812)       (73,580)
VALIC Company I - Blue
  Chip Growth Fund.......          --           (363)          (363)          1,906             --          1,933          3,476
VALIC Company I - Health
  Sciences Fund..........          --           (189)          (189)            467             --          4,038          4,316
VALIC Company I -
  Income & Growth Fund...         697           (155)           542              11             --          1,562          2,115
VALIC Company I -
  International Equities
  Fund...................      15,312         (8,577)         6,735         (49,666)            --        125,138         82,207
VALIC Company I - Mid
  Cap Index Fund.........      46,211        (60,373)       (14,162)        197,087             --        266,246        449,171
VALIC Company I - Money
  Market I Fund..........     153,338        (47,060)       106,278              --             --             --        106,278
VALIC Company I -
  Nasdaq-100 Index Fund..         817         (6,588)        (5,771)        122,658             --       (130,220)       (13,333)
VALIC Company I -
  Science & Technology
  Fund...................          --         (4,717)        (4,717)        (23,815)            --         26,544         (1,988)
VALIC Company I - Small
  Cap Index Fund.........       6,230         (8,691)        (2,461)        113,864             --       (100,448)        10,955
VALIC Company I - Social
  Awareness Fund.........          23            (32)            (9)             (6)            --             15             --
VALIC Company I - Stock
  Index Fund.............      88,334        (76,953)        11,381        (664,569)            --        753,271        100,083
Van Kampen Comstock
  Fund...................      75,748        (34,197)        41,551         111,160          1,565       (163,660)        (9,384)
Van Kampen Corporate
  Bond Fund..............      10,901         (1,747)         9,154              16             --         (5,104)         4,066
Van Kampen High Yield
  Fund...................     322,708        (34,566)       288,142        (405,986)            --        119,215          1,371
Van Kampen LIT Emerging
  Growth Portfolio -
  Class I................      41,384       (159,636)      (118,252)     (2,228,663)            --      2,937,806        590,891
Van Kampen LIT
  Enterprise Portfolio -
  Class I................     137,963       (185,618)       (47,655)     (1,885,451)            --      2,423,642        490,536
Van Kampen LIT
  Government Portfolio -
  Class I................     376,312        (90,779)       285,533          38,225             --       (161,981)       161,777
Van Kampen LIT Growth
  and Income Portfolio -
  Class I................     559,290       (506,559)        52,731       1,896,197      1,225,186         53,207      3,227,321
Van Kampen LIT Money
  Market Portfolio -
  Class I................      66,929        (35,329)        31,600              --             --             --         31,600
Van Kampen Reserve Fund..       4,195         (1,569)         2,626              --             --             --          2,626
Vanguard VIF High Yield
  Bond Portfolio.........          15             --             15              --             --            (12)             3
Vanguard VIF REIT Index
  Portfolio..............           7             --              7               5             16             (5)            23
WM VT Balanced
  Portfolio..............   4,809,706     (2,656,166)     2,153,540       2,082,629             --      1,726,651      5,962,820
WM VT Conservative
  Balanced Portfolio.....     318,692       (143,596)       175,096         381,261             --       (336,584)       219,773
WM VT Conservative
  Growth Portfolio.......   2,293,271     (1,918,250)       375,021        (449,930)            --      5,030,230      4,955,321
WM VT Equity Income
  Fund...................     397,896       (255,544)       142,352       1,094,710             --        384,749      1,621,811
WM VT Flexible Income
  Portfolio..............   1,706,050       (540,334)     1,165,716       1,017,592         65,061     (1,701,083)       547,286
WM VT Growth & Income
  Fund...................     515,986       (445,780)        70,206        (149,626)            --       (346,022)      (425,442)
WM VT Growth Fund........     229,016       (446,240)      (217,224)     (9,190,768)            --     10,476,767      1,068,775
WM VT Income Fund........   1,196,105       (219,451)       976,654         314,521             --     (1,153,637)       137,538
WM VT International
  Growth Fund............     132,282        (85,107)        47,175          37,000             --        564,569        648,744
WM VT Mid Cap Stock
  Fund...................      31,495        (71,711)       (40,216)        289,362        444,082       (153,324)       539,904
WM VT Money Market Fund..     170,744       (103,794)        66,950              --             --             --         66,950
WM VT Short Term Income
  Fund...................     299,627        (83,289)       216,338          48,529             --       (257,176)         7,691
WM VT Small Cap Growth
  Fund...................          --       (110,711)      (110,711)     (1,733,075)            --      1,310,134       (533,652)
WM VT Strategic Growth
  Portfolio..............     391,661       (620,863)      (229,202)       (744,559)            --      2,749,884      1,776,123
WM VT U.S. Government
  Securities Fund........     947,330       (229,844)       717,486         110,579             --       (687,718)       140,347
WM VT West Coast Equity
  Fund...................     167,290       (240,357)       (73,067)        534,620             --        267,361        728,914

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                                                      Divisions
                                                        ---------------------------------------------------------------------
                                                          AIM V.I.                        Alger American     Alger American
                                                        International     AIM V.I.          Leveraged         MidCap Growth
                                                        Growth Fund -  Premier Equity   AllCap Portfolio -  Portfolio - Class
                                                          Series I     Fund - Series I    Class O Shares        O Shares
                                                        -------------  ---------------  ------------------  -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................    $  (24,752)     $   (72,456)               $ --               $ --
   Net realized gain (loss) on investments.............       (82,450)        (925,492)                  1                  1
   Capital gain distributions from mutual funds........            --               --                  --                  8
   Net change in unrealized appreciation
     (depreciation) of investments.....................       334,977        1,117,295                  15                  7
                                                           ----------      -----------                ----               ----
Increase (decrease) in net assets resulting from
  operations...........................................       227,775          119,347                  16                 16
                                                           ----------      -----------                ----               ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................         1,622            7,718                  --                 --
   Net transfers from (to) other Divisions or fixed
     rate option.......................................        24,222         (368,548)                 --                 (1)
   Mortality reserve transfers.........................            --               --                  --                 --
   Contract Withdrawals................................      (401,469)      (1,070,694)                 --                 --
   Death Benefits......................................       (22,754)        (122,508)                 --                 --
   Annuity benefits....................................           (26)             (23)                (23)               (23)
                                                           ----------      -----------                ----               ----
Increase (decrease) in net assets resulting from
  principal transactions...............................      (398,405)      (1,554,055)                (23)               (24)
                                                           ----------      -----------                ----               ----
TOTAL INCREASE (DECREASE) IN NET ASSETS................      (170,630)      (1,434,708)                 (7)                (8)

NET ASSETS:
   Beginning of year...................................     2,600,465        7,907,306                 202                210
                                                           ----------      -----------                ----               ----
   End of period.......................................    $2,429,835      $ 6,472,598                $195               $202
                                                           ==========      ===========                ====               ====
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................    $  (18,313)     $   (74,333)               $ --               $ --
   Net realized gain (loss) on investments.............      (230,043)        (904,079)                 --                 --
   Capital gain distributions from mutual funds........            --               --                  --                 --
   Net change in unrealized appreciation
     (depreciation) of investments.....................       748,826        1,290,161                   4                 13
                                                           ----------      -----------                ----               ----
Increase (decrease) in net assets resulting from
  operations...........................................       500,470          311,749                   4                 13
                                                           ----------      -----------                ----               ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................         6,902           27,815                 196                196
   Net transfers from (to) other Divisions or fixed
     rate option.......................................      (137,967)        (299,522)                  2                  1
   Mortality reserve transfers.........................            --               --                  --                 --
   Contract Withdrawals................................      (259,900)        (863,735)                 --                 --
   Death Benefits......................................       (25,263)         (80,183)                 --                 --
   Annuity benefits....................................            --               --                  --                 --
                                                           ----------      -----------                ----               ----
Increase (decrease) in net assets resulting from
  principal transactions...............................      (416,228)      (1,215,625)                198                197
                                                           ----------      -----------                ----               ----
TOTAL INCREASE (DECREASE) IN NET ASSETS................        84,242         (903,876)                202                210

NET ASSETS:
   Beginning of year...................................     2,516,223        8,811,182                  --                 --
                                                           ----------      -----------                ----               ----
   End of year.........................................    $2,600,465      $ 7,907,306                $202               $210
                                                           ==========      ===========                ====               ====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                        Divisions
                                                        ------------------------------------------------------------------------
                                                        American Century
                                                          VP Inflation     American Century   Credit Suisse    Dreyfus IP MidCap
                                                        Protection Fund -  VP Value Fund -   Small Cap Growth  Stock Portfolio -
                                                            Class II           Class I          Portfolio       Initial shares
                                                        -----------------  ----------------  ----------------  -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................              $  5        $   (3,275)         $ (7,217)        $  (10,555)
   Net realized gain (loss) on investments.............                 1            36,427            32,925             45,210
   Capital gain distributions from mutual funds........                --           289,675                --              4,404
   Net change in unrealized appreciation
     (depreciation) of investments.....................                (3)         (320,909)          (39,051)            17,750
                                                                     ----        ----------          --------         ----------
Increase (decrease) in net assets resulting from
  operations...........................................                 3             1,918           (13,343)            56,809
                                                                     ----        ----------          --------         ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................                --             5,333                --              1,572
   Net transfers from (to) other Divisions or fixed
     rate option.......................................                --           350,877            (4,437)           (26,820)
   Mortality reserve transfers.........................                --                --                --                 --
   Contract Withdrawals................................                --          (352,143)          (53,784)          (104,519)
   Death Benefits......................................                --           (14,277)               --            (10,407)
   Annuity benefits....................................               (23)              (24)              (22)               (25)
                                                                     ----        ----------          --------         ----------
Increase (decrease) in net assets resulting from
  principal transactions...............................               (23)          (10,234)          (58,243)          (140,199)
                                                                     ----        ----------          --------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................               (20)           (8,316)          (71,586)           (83,390)

NET ASSETS:
   Beginning of year...................................               206         2,729,905           759,378          1,180,176
                                                                     ----        ----------          --------         ----------
   End of period.......................................              $186        $2,721,589          $687,792         $1,096,786
                                                                     ====        ==========          ========         ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................              $  3        $   (9,179)         $ (9,687)        $  (10,694)
   Net realized gain (loss) on investments.............                --            64,531            21,932             43,550
   Capital gain distributions from mutual funds........                --            19,620                --             26,518
   Net change in unrealized appreciation
     (depreciation) of investments.....................                 7           244,957            49,039             69,978
                                                                     ----        ----------          --------         ----------
Increase (decrease) in net assets resulting from
  operations...........................................                10           319,929            61,284            129,352
                                                                     ----        ----------          --------         ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................               196            15,403             4,196              4,962
   Net transfers from (to) other Divisions or fixed
     rate option.......................................                --           181,536            99,838             87,667
   Mortality reserve transfers.........................                --                --                --                 --
   Contract Withdrawals................................                --          (424,054)          (96,747)          (157,776)
   Death Benefits......................................                --           (12,179)           (1,490)            (2,143)
   Annuity benefits....................................                --                --                --                 --
                                                                     ----        ----------          --------         ----------
Increase (decrease) in net assets resulting from
  principal transactions...............................               196          (239,294)            5,797            (67,290)
                                                                     ----        ----------          --------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................               206            80,635            67,081             62,062

NET ASSETS:
   Beginning of year...................................                --         2,649,270           692,297          1,118,114
                                                                     ----        ----------          --------         ----------
   End of year.........................................              $206        $2,729,905          $759,378         $1,180,176
                                                                     ====        ==========          ========         ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                     Divisions
                                                   -----------------------------------------------------------------------------
                                                       The Dreyfus
                                                        Socially            Dreyfus VIF          Dreyfus VIF
                                                       Responsible          Developing          Quality Bond       Evergreen VA
                                                   Growth Fund, Inc. -  Leaders Portfolio -  Portfolio - Initial   High Income
                                                     Initial shares       Initial shares           shares         Fund - Class 1
                                                   -------------------  -------------------  -------------------  --------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)...................          $  (27,466)          $  (41,395)         $    99,105      $  (10,448)
   Net realized gain (loss) on investments........            (539,973)              69,517              (36,529)         21,576
   Capital gain distributions from mutual funds...                  --                   --                   --              --
   Net change in unrealized appreciation
     (depreciation) of investments................             549,541               55,617               (3,373)         30,835
                                                            ----------           ----------          -----------      ----------
Increase (decrease) in net assets resulting from
  operations......................................             (17,898)              83,739               59,203          41,963
                                                            ----------           ----------          -----------      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments.................                 779               18,729               18,380              --
   Net transfers from (to) other Divisions or
     fixed rate option............................            (185,822)            (274,834)             (75,850)       (301,999)
   Mortality reserve transfers....................                  --                   --                   --              --
   Contract Withdrawals...........................            (578,770)            (714,353)          (1,061,619)        (30,785)
   Death Benefits.................................             (87,108)              (7,616)            (171,192)             --
   Annuity benefits...............................                  --                  (23)                 (24)             --
                                                            ----------           ----------          -----------      ----------
Increase (decrease) in net assets resulting from
  principal transactions..........................            (850,921)            (978,097)          (1,290,305)       (332,784)
                                                            ----------           ----------          -----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........            (868,819)            (894,358)          (1,231,102)       (290,821)

NET ASSETS:
   Beginning of year..............................           3,132,033            4,638,505            6,980,515       5,665,554
                                                            ----------           ----------          -----------      ----------
   End of period..................................          $2,263,214           $3,744,147          $ 5,749,413      $5,374,733
                                                            ==========           ==========          ===========      ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)...................          $  (32,226)          $  (55,679)         $   195,804      $  276,243
   Net realized gain (loss) on investments........            (400,719)                 158               (1,719)          1,714
   Capital gain distributions from mutual funds...                  --                   --                   --              --
   Net change in unrealized appreciation
     (depreciation) of investments................             572,997              489,258              (60,894)        154,493
                                                            ----------           ----------          -----------      ----------
Increase (decrease) in net assets resulting from
  operations......................................             140,052              433,737              133,191         432,450
                                                            ----------           ----------          -----------      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments.................              12,777               20,462                7,364              --
   Net transfers from (to) other Divisions or
     fixed rate option............................            (188,861)            (276,165)            (266,425)         34,022
   Mortality reserve transfers....................                  --                   --                   --              --
   Contract Withdrawals...........................            (298,272)            (499,867)            (655,880)         (2,917)
   Death Benefits.................................             (49,371)             (28,471)             (73,508)             --
   Annuity benefits...............................                  --                   --                   --              --
                                                            ----------           ----------          -----------      ----------
Increase (decrease) in net assets resulting from
  principal transactions..........................            (523,727)            (784,041)            (988,449)         31,105
                                                            ----------           ----------          -----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........            (383,675)            (350,304)            (855,258)        463,555

NET ASSETS:
   Beginning of year..............................           3,515,708            4,988,809            7,835,773       5,201,999
                                                            ----------           ----------          -----------      ----------
   End of year....................................          $3,132,033           $4,638,505          $ 6,980,515      $5,665,554
                                                            ==========           ==========          ===========      ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                     Divisions
                                                   ----------------------------------------------------------------------------
                                                   Evergreen VA                                                Fidelity VIP
                                                     Strategic    Fidelity VIP Asset   Fidelity VIP Asset       Contrafund
                                                   Income Fund -  Manager Portfolio -  Manager Portfolio -  Portfolio - Service
                                                      Class 1        Initial Class       Service Class 2          Class 2
                                                   -------------  -------------------  -------------------  -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)...................      $    (50)            $  1,929           $   17,223           $  (30,250)
   Net realized gain (loss) on investments........           937                  (11)               5,526              276,164
   Capital gain distributions from mutual funds...            --                   43                  388                  634
   Net change in unrealized appreciation
     (depreciation) of investments................        (1,677)              (1,722)             (21,235)             102,934
                                                        --------             --------           ----------           ----------
Increase (decrease) in net assets resulting from
  operations......................................          (790)                 239                1,902              349,482
                                                        --------             --------           ----------           ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments.................            --                   --                2,499               10,212
   Net transfers from (to) other Divisions or
     fixed rate option............................            --                   (1)             (36,819)             375,849
   Mortality reserve transfers....................            --                   --                   --                   --
   Contract Withdrawals...........................       (33,950)              (6,004)             (85,483)            (947,853)
   Death Benefits.................................            --              (17,298)                  --              (26,929)
   Annuity benefits...............................            --                   --                  (23)                 (25)
                                                        --------             --------           ----------           ----------
Increase (decrease) in net assets resulting from
  principal transactions..........................       (33,950)             (23,303)            (119,826)            (588,746)
                                                        --------             --------           ----------           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........       (34,740)             (23,064)            (117,924)            (239,264)

NET ASSETS:
   Beginning of year..............................        34,740              145,308            1,178,317            3,773,468
                                                        --------             --------           ----------           ----------
   End of period..................................      $     --             $122,244           $1,060,393           $3,534,204
                                                        ========             ========           ==========           ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)...................      $  1,457             $  1,481           $   13,003           $  (40,973)
   Net realized gain (loss) on investments........           134               (2,740)              (2,836)             149,966
   Capital gain distributions from mutual funds...           304                   --                   --                   --
   Net change in unrealized appreciation
     (depreciation) of investments................         1,676                5,682               29,315              345,697
                                                        --------             --------           ----------           ----------
Increase (decrease) in net assets resulting from
  operations......................................         3,571                4,423               39,482              454,690
                                                        --------             --------           ----------           ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments.................            --                   --               29,151               21,797
   Net transfers from (to) other Divisions or
     fixed rate option............................        34,083                9,295              123,729              767,372
   Mortality reserve transfers....................            --                   --                   --                   --
   Contract Withdrawals...........................        (2,914)              (8,495)            (114,458)            (654,273)
   Death Benefits.................................            --                   --                 (769)                  --
   Annuity benefits...............................            --                   --                   --                   --
                                                        --------             --------           ----------           ----------
Increase (decrease) in net assets resulting from
  principal transactions..........................        31,169                  800               37,653              134,896
                                                        --------             --------           ----------           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........        34,740                5,223               77,135              589,586

NET ASSETS:
   Beginning of year..............................            --              140,085            1,101,182            3,183,882
                                                        --------             --------           ----------           ----------
   End of year....................................      $ 34,740             $145,308           $1,178,317           $3,773,468
                                                        ========             ========           ==========           ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                     Divisions
                                                   -----------------------------------------------------------------------------
                                                   Fidelity VIP Equity-    Fidelity VIP     Fidelity VIP Index  Fidelity VIP Mid
                                                    Income Portfolio -  Growth Portfolio -   500 Portfolio -    Cap Portfolio -
                                                     Service Class 2     Service Class 2      Initial Class     Service Class 2
                                                   -------------------- ------------------  ------------------  ----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)...................      $   19,036              $  (18,411)            $   574              $ --
   Net realized gain (loss) on investments........          43,689                 (12,228)                491                 4
   Capital gain distributions from mutual funds...         143,767                      --                  --                 4
   Net change in unrealized appreciation
     (depreciation) of investments................        (159,458)                 56,732                  31                20
                                                        ----------              ----------             -------              ----
Increase (decrease) in net assets resulting from
  operations......................................          47,034                  26,093               1,096                28
                                                        ----------              ----------             -------              ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments.................          11,715                  22,745                  --                --
   Net transfers from (to) other Divisions or
     fixed rate option............................          45,819                  10,337                   1                (1)
   Mortality reserve transfers....................              --                      --                  --                --
   Contract Withdrawals...........................        (500,544)               (281,472)             (9,649)               --
   Death Benefits.................................         (30,448)                   (386)                 --                --
   Annuity benefits...............................             (23)                    (22)                 --               (26)
                                                        ----------              ----------             -------              ----
Increase (decrease) in net assets resulting from
  principal transactions..........................        (473,481)               (248,798)             (9,648)              (27)
                                                        ----------              ----------             -------              ----
TOTAL INCREASE (DECREASE) IN NET ASSETS...........        (426,447)               (222,705)             (8,552)                1

NET ASSETS:
   Beginning of year..............................       4,109,250               2,681,461              82,545               232
                                                        ----------              ----------             -------              ----
   End of period..................................      $3,682,803              $2,458,756             $73,993              $233
                                                        ==========              ==========             =======              ====
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)...................      $    6,279              $  (34,232)            $  (200)             $ --
   Net realized gain (loss) on investments........          36,031                 (34,704)                 85                --
   Capital gain distributions from mutual funds...          15,262                      --                  --                --
   Net change in unrealized appreciation
     (depreciation) of investments................         310,889                 109,155               7,017                34
                                                        ----------              ----------             -------              ----
Increase (decrease) in net assets resulting from
  operations......................................         368,461                  40,219               6,902                34
                                                        ----------              ----------             -------              ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments.................          40,698                  11,764                  --               196
   Net transfers from (to) other Divisions or
     fixed rate option............................          84,413                 (35,913)                 (3)                2
   Mortality reserve transfers....................              --                      --                  --                --
   Contract Withdrawals...........................        (477,902)               (326,954)             (1,994)               --
   Death Benefits.................................          (1,597)                 (1,344)                 --                --
   Annuity benefits...............................              --                      --                  --                --
                                                        ----------              ----------             -------              ----
Increase (decrease) in net assets resulting from
  principal transactions..........................        (354,388)               (352,447)             (1,997)              198
                                                        ----------              ----------             -------              ----
TOTAL INCREASE (DECREASE) IN NET ASSETS...........          14,073                (312,228)              4,905               232

NET ASSETS:
   Beginning of year..............................       4,095,177               2,993,689              77,640                --
                                                        ----------              ----------             -------              ----
   End of year....................................      $4,109,250              $2,681,461             $82,545              $232
                                                        ==========              ==========             =======              ====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                     Divisions
                                                   -----------------------------------------------------------------------------
                                                                             Franklin
                                                                            Templeton -         Franklin           Franklin
                                                                          Franklin Small       Templeton -        Templeton -
                                                       Fidelity VIP          Cap Value        Franklin U.S.      Mutual Shares
                                                   Overseas Portfolio -  Securities Fund -  Government Fund -  Securities Fund -
                                                      Initial Class           Class 2            Class 2            Class 2
                                                   --------------------  -----------------  -----------------  -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)...................              $  (117)              $  1               $  8               $  2
   Net realized gain (loss) on investments........               (1,043)                 3                 --                  2
   Capital gain distributions from mutual funds...                  175                  1                 --                  1
   Net change in unrealized appreciation
     (depreciation) of investments................                3,299                  9                 (5)                 9
                                                                -------               ----               ----               ----
Increase (decrease) in net assets resulting from
  operations......................................                2,314                 14                  3                 14
                                                                -------               ----               ----               ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments.................                   --                 --                 --                 --
   Net transfers from (to) other Divisions or
     fixed rate option............................                   --                 (1)                --                 (1)
   Mortality reserve transfers....................                   --                 --                 --                 --
   Contract Withdrawals...........................               (5,617)                --                 --                 --
   Death Benefits.................................                   --                 --                 --                 --
   Annuity benefits...............................                   --                (25)               (23)               (24)
                                                                -------               ----               ----               ----
Increase (decrease) in net assets resulting from
  principal transactions..........................               (5,617)               (26)               (23)               (25)
                                                                -------               ----               ----               ----
TOTAL INCREASE (DECREASE) IN NET ASSETS...........               (3,303)               (12)               (20)               (11)

NET ASSETS:
   Beginning of year..............................               34,161                223                202                214
                                                                -------               ----               ----               ----
   End of period..................................              $30,858               $211               $182               $203
                                                                =======               ====               ====               ====
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)...................              $  (208)              $ --               $ --               $ --
   Net realized gain (loss) on investments........               (7,452)                --                 --                 --
   Capital gain distributions from mutual funds...                   --                 --                 --                 --
   Net change in unrealized appreciation
     (depreciation) of investments................               10,075                 26                  6                 18
                                                                -------               ----               ----               ----
Increase (decrease) in net assets resulting from
  operations......................................                2,415                 26                  6                 18
                                                                -------               ----               ----               ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments.................                   --                196                196                196
   Net transfers from (to) other Divisions or
     fixed rate option............................                6,464                  1                 --                 --
   Mortality reserve transfers....................                   --                 --                 --                 --
   Contract Withdrawals...........................               (5,411)                --                 --                 --
   Death Benefits.................................                   --                 --                 --                 --
   Annuity benefits...............................                   --                 --                 --                 --
                                                                -------               ----               ----               ----
Increase (decrease) in net assets resulting from
  principal transactions..........................                1,053                197                196                196
                                                                -------               ----               ----               ----
TOTAL INCREASE (DECREASE) IN NET ASSETS...........                3,468                223                202                214

NET ASSETS:
   Beginning of year..............................               30,693                 --                 --                 --
                                                                -------               ----               ----               ----
   End of year....................................              $34,161               $223               $202               $214
                                                                =======               ====               ====               ====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                       Divisions
                                                        ----------------------------------------------------------------------
                                                            Franklin           Franklin                        Janus Aspen
                                                           Templeton -       Templeton -                          Series
                                                        Templeton Foreign  Templeton Global     Goldman       International
                                                        Securities Fund -  Asset Allocation  Sachs Capital  Growth Portfolio -
                                                             Class 2        Fund - Class 2    Growth Fund     Service Shares
                                                        -----------------  ----------------  -------------  ------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................        $    3,352        $   56,273       $ (1,716)           $ (1,246)
   Net realized gain (loss) on investments.............           (88,579)           25,100          1,650              14,485
   Capital gain distributions from mutual funds........                --                --             --                  --
   Net change in unrealized appreciation
     (depreciation) of investments.....................           196,954           (57,540)        (2,348)             61,340
                                                               ----------        ----------       --------            --------
Increase (decrease) in net assets resulting from
  operations...........................................           111,727            23,833         (2,414)             74,579
                                                               ----------        ----------       --------            --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................             2,127             1,391             --                 802
   Net transfers from (to) other Divisions or fixed
     rate option.......................................           (77,971)          183,622              3              34,767
   Mortality reserve transfers.........................                --                --             --                  --
   Contract Withdrawals................................          (287,431)         (197,080)       (17,414)            (50,422)
   Death Benefits......................................           (54,254)          (30,273)            --                  --
   Annuity benefits....................................               (25)               --             --                 (27)
                                                               ----------        ----------       --------            --------
Increase (decrease) in net assets resulting from
  principal transactions...............................          (417,554)          (42,340)       (17,411)            (14,880)
                                                               ----------        ----------       --------            --------
TOTAL INCREASE (DECREASE) IN NET ASSETS................          (305,827)          (18,507)       (19,825)             59,699

NET ASSETS:
   Beginning of year...................................         1,924,799         2,081,861        180,833             394,179
                                                               ----------        ----------       --------            --------
   End of period.......................................        $1,618,972        $2,063,354       $161,008            $453,878
                                                               ==========        ==========       ========            ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................        $   (4,649)       $   27,705       $ (1,155)           $ (1,638)
   Net realized gain (loss) on investments.............           (70,138)           (3,029)           691              (1,300)
   Capital gain distributions from mutual funds........                --                --             --                  --
   Net change in unrealized appreciation
     (depreciation) of investments.....................           358,489           235,009         13,460              61,235
                                                               ----------        ----------       --------            --------
Increase (decrease) in net assets resulting from
  operations...........................................           283,702           259,685         12,996              58,297
                                                               ----------        ----------       --------            --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................             9,539             3,805             --               6,856
   Net transfers from (to) other Divisions or fixed
     rate option.......................................            19,546            74,931             (2)             29,238
   Mortality reserve transfers.........................                --                --             --                  --
   Contract Withdrawals................................           (90,787)         (130,220)       (15,124)            (17,081)
   Death Benefits......................................                --           (41,117)            --                  --
   Annuity benefits....................................                --                --             --                  --
                                                               ----------        ----------       --------            --------
Increase (decrease) in net assets resulting from
  principal transactions...............................           (61,702)          (92,601)       (15,126)             19,013
                                                               ----------        ----------       --------            --------
TOTAL INCREASE (DECREASE) IN NET ASSETS................           222,000           167,084         (2,130)             77,310

NET ASSETS:
   Beginning of year...................................         1,702,799         1,914,777        182,963             316,869
                                                               ----------        ----------       --------            --------
   End of year.........................................        $1,924,799        $2,081,861       $180,833            $394,179
                                                               ==========        ==========       ========            ========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                          Divisions
                                                             ------------------------------------------------------------------
                                                                                   Janus Aspen
                                                                Janus Aspen      Series Worldwide
                                                               Series Mid Cap         Growth       JPMorgan Mid  JPMorgan Small
                                                             Growth Portfolio -    Portfolio -      Cap Value       Company
                                                               Service Shares     Service Shares    Portfolio      Portfolio
                                                             ------------------  ----------------  ------------  --------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss).............................         $   (9,372)        $  (2,252)         $ --        $ (4,686)
   Net realized gain (loss) on investments..................             25,844              (848)            4          25,562
   Capital gain distributions from mutual funds.............                 --                --             3          59,828
   Net change in unrealized appreciation (depreciation) of
     investments............................................             41,972             1,649            10         (72,500)
                                                                     ----------         ---------          ----        --------
Increase (decrease) in net assets resulting from operations.             58,444            (1,451)           17           8,204
                                                                     ----------         ---------          ----        --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments...........................              1,323               887            --             108
   Net transfers from (to) other Divisions or fixed rate
     option.................................................             (9,803)          (24,522)           --         111,929
   Mortality reserve transfers..............................                 --                --            --              --
   Contract Withdrawals.....................................           (192,250)         (174,440)           --         (95,300)
   Death Benefits...........................................               (625)          (14,018)           --          (1,109)
   Annuity benefits.........................................                (24)              (23)          (26)            (25)
                                                                     ----------         ---------          ----        --------
Increase (decrease) in net assets resulting from principal
  transactions..............................................           (201,379)         (212,116)          (26)         15,603
                                                                     ----------         ---------          ----        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................           (142,935)         (213,567)           (9)         23,807

NET ASSETS:
   Beginning of year........................................          1,006,079           740,865           220         448,652
                                                                     ----------         ---------          ----        --------
   End of period............................................         $  863,144         $ 527,298          $211        $472,459
                                                                     ==========         =========          ====        ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss).............................         $  (12,536)        $  (3,405)         $ --        $ (4,681)
   Net realized gain (loss) on investments..................            (32,776)          (18,224)           --           6,197
   Capital gain distributions from mutual funds.............                 --                --            --              --
   Net change in unrealized appreciation (depreciation) of
     investments............................................            208,319            41,652            24          86,229
                                                                     ----------         ---------          ----        --------
Increase (decrease) in net assets resulting from operations.            163,007            20,023            24          87,745
                                                                     ----------         ---------          ----        --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments...........................              5,267             4,822           196           4,196
   Net transfers from (to) other Divisions or fixed rate
     option.................................................             64,009           (28,772)           --          88,888
   Mortality reserve transfers..............................                 --                --            --              --
   Contract Withdrawals.....................................           (111,560)          (55,124)           --         (24,021)
   Death Benefits...........................................               (744)           (3,331)           --              --
   Annuity benefits.........................................                 --                --            --              --
                                                                     ----------         ---------          ----        --------
Increase (decrease) in net assets resulting from principal
  transactions..............................................            (43,028)          (82,405)          196          69,063
                                                                     ----------         ---------          ----        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................            119,979           (62,382)          220         156,808

NET ASSETS:
   Beginning of year........................................            886,100           803,247            --         291,844
                                                                     ----------         ---------          ----        --------
   End of year..............................................         $1,006,079         $ 740,865          $220        $448,652
                                                                     ==========         =========          ====        ========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                      Divisions
                                                        --------------------------------------------------------------------
                                                                      MFS VIT Capital       MFS VIT
                                                                       Opportunities    Emerging Growth      MFS VIT New
                                                        LEVCO Equity  Series - Initial  Series - Initial  Discovery Series -
                                                         Value Fund        Class             Class          Initial Class
                                                        ------------  ----------------  ----------------  ------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................     $   (149)       $   (4,223)      $   (51,753)          $  (7,307)
   Net realized gain (loss) on investments.............           43            15,124        (1,108,121)             10,047
   Capital gain distributions from mutual funds........          695                --                --                  --
   Net change in unrealized appreciation
     (depreciation) of investments.....................          186           (36,672)        1,308,021              (4,426)
                                                            --------        ----------       -----------           ---------
Increase (decrease) in net assets resulting from
  operations...........................................          775           (25,771)          148,147              (1,686)
                                                            --------        ----------       -----------           ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................           --            15,549            13,557              20,504
   Net transfers from (to) other Divisions or fixed
     rate option.......................................           --            (5,868)         (255,221)            (28,152)
   Mortality reserve transfers.........................           --                --                --                  --
   Contract Withdrawals................................           --          (201,602)         (863,569)           (107,787)
   Death Benefits......................................           --              (310)          (43,728)               (907)
   Annuity benefits....................................           --               (23)              (22)                (21)
                                                            --------        ----------       -----------           ---------
Increase (decrease) in net assets resulting from
  principal transactions...............................           --          (192,254)       (1,148,983)           (116,363)
                                                            --------        ----------       -----------           ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS................          775          (218,025)       (1,000,836)           (118,049)

NET ASSETS:
   Beginning of year...................................       65,653         1,756,899         5,764,813             801,201
                                                            --------        ----------       -----------           ---------
   End of period.......................................     $ 66,428        $1,538,874       $ 4,763,977           $ 683,152
                                                            ========        ==========       ===========           =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................     $    685        $  (16,797)      $   (77,519)          $ (10,557)
   Net realized gain (loss) on investments.............        1,755           (67,425)       (1,252,825)             12,906
   Capital gain distributions from mutual funds........           --                --                --                  --
   Net change in unrealized appreciation
     (depreciation) of investments.....................        5,063           259,859         1,938,688              33,574
                                                            --------        ----------       -----------           ---------
Increase (decrease) in net assets resulting from
  operations...........................................        7,503           175,637           608,344              35,923
                                                            --------        ----------       -----------           ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................           --            60,013            33,745               7,918
   Net transfers from (to) other Divisions or fixed
     rate option.......................................       34,380           (70,958)         (253,664)             31,020
   Mortality reserve transfers.........................           --                --                --                  --
   Contract Withdrawals................................      (10,982)         (179,029)         (598,165)            (96,489)
   Death Benefits......................................           --            (3,132)          (51,117)                 --
   Annuity benefits....................................           --                --                --                  --
                                                            --------        ----------       -----------           ---------
Increase (decrease) in net assets resulting from
  principal transactions...............................       23,398          (193,106)         (869,201)            (57,551)
                                                            --------        ----------       -----------           ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS................       30,901           (17,469)         (260,857)            (21,628)

NET ASSETS:
   Beginning of year...................................       34,752         1,774,368         6,025,670             822,829
                                                            --------        ----------       -----------           ---------
   End of year.........................................     $ 65,653        $1,756,899       $ 5,764,813           $ 801,201
                                                            ========        ==========       ===========           =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                      Divisions
                                                        ---------------------------------------------------------------------
                                                             MFS VIT       Navellier    Neuberger Berman    Neuberger Berman
                                                        Research Series -   Growth        AMT Balanced     AMT Mid-Cap Growth
                                                          Initial Class    Portfolio   Portfolio - Class I Portfolio - Class I
                                                        ----------------- -----------  ------------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................     $  (5,114)    $        --        $  (100)           $  (8,264)
   Net realized gain (loss) on investments.............        14,091              --            153               13,738
   Capital gain distributions from mutual funds........            --              --             --                   --
   Net change in unrealized appreciation
     (depreciation) of investments.....................        28,359              --            376               62,142
                                                            ---------     -----------        -------            ---------
Increase (decrease) in net assets resulting from
  operations...........................................        37,336              --            429               67,616
                                                            ---------     -----------        -------            ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................         1,145              --             --                1,090
   Net transfers from (to) other Divisions or fixed
     rate option.......................................        41,179              --             (1)              53,404
   Mortality reserve transfers.........................            --              --             --                   --
   Contract Withdrawals................................      (102,416)             --         (2,613)            (107,719)
   Death Benefits......................................          (712)             --             --                   --
   Annuity benefits....................................           (24)             --             --                  (23)
                                                            ---------     -----------        -------            ---------
Increase (decrease) in net assets resulting from
  principal transactions...............................       (60,828)             --         (2,614)             (53,248)
                                                            ---------     -----------        -------            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS................       (23,492)             --         (2,185)              14,368

NET ASSETS:
   Beginning of year...................................       975,350              --         10,790              835,704
                                                            ---------     -----------        -------            ---------
   End of period.......................................     $ 951,858     $        --        $ 8,605            $ 850,072
                                                            =========     ===========        =======            =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................     $  (2,626)    $    (3,216)       $  (117)           $ (10,403)
   Net realized gain (loss) on investments.............         7,743           4,886         (1,651)              (3,554)
   Capital gain distributions from mutual funds........            --              --             --                   --
   Net change in unrealized appreciation
     (depreciation) of investments.....................       120,870        (154,825)         1,868              123,841
                                                            ---------     -----------        -------            ---------
Increase (decrease) in net assets resulting from
  operations...........................................       125,987        (153,155)           100              109,884
                                                            ---------     -----------        -------            ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................        55,543         (15,000)            --                3,752
   Net transfers from (to) other Divisions or fixed
     rate option.......................................         8,179      (1,672,837)         6,220               44,455
   Mortality reserve transfers.........................            --              --             --                   --
   Contract Withdrawals................................      (159,557)       (707,190)        (5,567)             (68,759)
   Death Benefits......................................            --              --             --               (1,021)
   Annuity benefits....................................            --              --             --                   --
                                                            ---------     -----------        -------            ---------
Increase (decrease) in net assets resulting from
  principal transactions...............................       (95,835)     (2,395,027)           653              (21,573)
                                                            ---------     -----------        -------            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS................        30,152      (2,548,182)           753               88,311

NET ASSETS:
   Beginning of year...................................       945,198       2,548,182         10,037              747,393
                                                            ---------     -----------        -------            ---------
   End of year.........................................     $ 975,350     $        --        $10,790            $ 835,704
                                                            =========     ===========        =======            =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                      Divisions
                                                        ---------------------------------------------------------------------
                                                            Neuberger       Oppenheimer      Oppenheimer      PIMCO VIT Real
                                                            Berman AMT        Balanced    Global Securities Return Portfolio -
                                                        Partners Portfolio Fund/VA - Non-  Fund/VA - Non-     Administrative
                                                            - Class I      Service Shares  Service Shares         Class
                                                        ------------------ -------------- ----------------- ------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................      $    (6)           $  3            $  2            $   39,138
   Net realized gain (loss) on investments.............          442               1               3               123,859
   Capital gain distributions from mutual funds........           --               8              --                    --
   Net change in unrealized appreciation
     (depreciation) of investments.....................         (329)             (3)             13               (94,269)
                                                             -------            ----            ----            ----------
Increase (decrease) in net assets resulting from
  operations...........................................          107               9              18                68,728
                                                             -------            ----            ----            ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................           --              --              --                10,841
   Net transfers from (to) other Divisions or fixed
     rate option.......................................           --              (1)             (1)               87,677
   Mortality reserve transfers.........................           --              --              --                    --
   Contract Withdrawals................................       (3,037)             --              --              (486,155)
   Death Benefits......................................           --              --              --                    --
   Annuity benefits....................................           --             (23)            (24)                  (23)
                                                             -------            ----            ----            ----------
Increase (decrease) in net assets resulting from
  principal transactions...............................       (3,037)            (24)            (25)             (387,660)
                                                             -------            ----            ----            ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................       (2,930)            (15)             (7)             (318,932)

NET ASSETS:
   Beginning of year...................................        2,930             213             226             4,666,778
                                                             -------            ----            ----            ----------
   End of period.......................................      $    --            $198            $219            $4,347,846
                                                             =======            ====            ====            ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................      $  (103)           $ --            $ --            $  (17,710)
   Net realized gain (loss) on investments.............         (568)             --              --               129,255
   Capital gain distributions from mutual funds........           --              --              --               144,823
   Net change in unrealized appreciation
     (depreciation) of investments.....................          329              17              30                80,451
                                                             -------            ----            ----            ----------
Increase (decrease) in net assets resulting from
  operations...........................................         (342)             17              30               336,819
                                                             -------            ----            ----            ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................           --             196             196                32,409
   Net transfers from (to) other Divisions or fixed
     rate option.......................................        4,774              --              --               (96,115)
   Mortality reserve transfers.........................           --              --              --                    --
   Contract Withdrawals................................       (4,012)             --              --              (455,189)
   Death Benefits......................................           --              --              --                (5,678)
   Annuity benefits....................................           --              --              --                    --
                                                             -------            ----            ----            ----------
Increase (decrease) in net assets resulting from
  principal transactions...............................          762             196             196              (524,573)
                                                             -------            ----            ----            ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................          420             213             226              (187,754)

NET ASSETS:
   Beginning of year...................................        2,510              --              --             4,854,532
                                                             -------            ----            ----            ----------
   End of year.........................................      $ 2,930            $213            $226            $4,666,778
                                                             =======            ====            ====            ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                     Divisions
                                                        ------------------------------------------------------------------
                                                        PIMCO VIT Short-  PIMCO VIT Total                   Pioneer Growth
                                                        Term Portfolio - Return Portfolio -  Pioneer Fund    Opportunities
                                                         Administrative    Administrative   VCT Portfolio - VCT Portfolio -
                                                             Class             Class            Class I         Class I
                                                        ---------------- ------------------ --------------- ---------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................    $   11,109        $   54,854       $   (1,296)     $  (28,483)
   Net realized gain (loss) on investments.............           588            34,866           14,095          28,372
   Capital gain distributions from mutual funds........            --                --               --              --
   Net change in unrealized appreciation
     (depreciation) of investments.....................        (3,090)          (40,898)          34,009         104,786
                                                           ----------        ----------       ----------      ----------
Increase (decrease) in net assets resulting from
  operations...........................................         8,607            48,822           46,808         104,675
                                                           ----------        ----------       ----------      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................           705            27,150              156           5,053
   Net transfers from (to) other Divisions or fixed
     rate option.......................................        31,867           101,325          (67,509)       (127,238)
   Mortality reserve transfers.........................            --                --               --              --
   Contract Withdrawals................................       (74,601)         (462,385)        (370,271)       (672,651)
   Death Benefits......................................            --           (89,490)          (9,080)         (8,654)
   Annuity benefits....................................           (21)              (23)              --              --
                                                           ----------        ----------       ----------      ----------
Increase (decrease) in net assets resulting from
  principal transactions...............................       (42,050)         (423,423)        (446,704)       (803,490)
                                                           ----------        ----------       ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................       (33,443)         (374,601)        (399,896)       (698,815)

NET ASSETS:
   Beginning of year...................................     1,271,948         4,249,925        2,128,595       3,232,917
                                                           ----------        ----------       ----------      ----------
   End of period.......................................    $1,238,505        $3,875,324       $1,728,699      $2,534,102
                                                           ==========        ==========       ==========      ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................    $   (1,134)       $   23,489       $   (1,643)     $   (2,523)
   Net realized gain (loss) on investments.............         1,313            28,130              577           1,948
   Capital gain distributions from mutual funds........         2,919            60,899               --              --
   Net change in unrealized appreciation
     (depreciation) of investments.....................        (3,845)           36,308           46,566          89,728
                                                           ----------        ----------       ----------      ----------
Increase (decrease) in net assets resulting from
  operations...........................................          (747)          148,826           45,500          89,153
                                                           ----------        ----------       ----------      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................         7,902             9,654               13             228
   Net transfers from (to) other Divisions or fixed
     rate option.......................................         8,093          (220,785)       2,115,069       3,275,149
   Mortality reserve transfers.........................            --                --               --              --
   Contract Withdrawals................................      (101,707)         (411,225)         (31,987)       (131,613)
   Death Benefits......................................        (4,580)             (455)              --              --
   Annuity benefits....................................            --                --               --              --
                                                           ----------        ----------       ----------      ----------
Increase (decrease) in net assets resulting from
  principal transactions...............................       (90,292)         (622,811)       2,083,095       3,143,764
                                                           ----------        ----------       ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................       (91,039)         (473,985)       2,128,595       3,232,917

NET ASSETS:
   Beginning of year...................................     1,362,987         4,723,910               --              --
                                                           ----------        ----------       ----------      ----------
   End of year.........................................    $1,271,948        $4,249,925       $2,128,595      $3,232,917
                                                           ==========        ==========       ==========      ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                  Divisions
                                                        -------------------------------------------------------------
                                                          Putnam VT     Putnam VT        Putnam VT
                                                         Diversified   Growth and   International Growth
                                                        Income Fund - Income Fund -  and Income Fund -   Royce Small-
                                                          Class IB      Class IB          Class IB       Cap Portfolio
                                                        ------------- ------------- -------------------- -------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................     $ 15       $   15,959         $ (1,012)       $   (3,637)
   Net realized gain (loss) on investments.............       --           20,456           22,010             5,296
   Capital gain distributions from mutual funds........       --               --               --                --
   Net change in unrealized appreciation
     (depreciation) of investments.....................      (10)          20,081           39,239            73,550
                                                            ----       ----------         --------        ----------
Increase (decrease) in net assets resulting from
  operations...........................................        5           56,496           60,237            75,209
                                                            ----       ----------         --------        ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................       --           31,127            8,325            60,388
   Net transfers from (to) other Divisions or fixed
     rate option.......................................       (1)           5,258           81,859           300,700
   Mortality reserve transfers.........................       --               --               --                --
   Contract Withdrawals................................       --         (198,894)         (65,860)          (12,754)
   Death Benefits......................................       --          (19,741)              --                --
   Annuity benefits....................................      (23)             (23)             (24)               --
                                                            ----       ----------         --------        ----------
Increase (decrease) in net assets resulting from
  principal transactions...............................      (24)        (182,273)          24,300           348,334
                                                            ----       ----------         --------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................      (19)        (125,777)          84,537           423,543

NET ASSETS:
   Beginning of year...................................      211        2,888,790          712,882         1,050,523
                                                            ----       ----------         --------        ----------
   End of period.......................................     $192       $2,763,013         $797,419        $1,474,066
                                                            ====       ==========         ========        ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................     $ --       $    5,848         $ (1,068)       $   (3,369)
   Net realized gain (loss) on investments.............       --           18,863           14,845               294
   Capital gain distributions from mutual funds........       --               --               --            52,046
   Net change in unrealized appreciation
     (depreciation) of investments.....................       15          233,451           98,000           144,211
                                                            ----       ----------         --------        ----------
Increase (decrease) in net assets resulting from
  operations...........................................       15          258,162          111,777           193,182
                                                            ----       ----------         --------        ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................      196           18,323              656           103,087
   Net transfers from (to) other Divisions or fixed
     rate option.......................................       --          144,397          107,884            72,472
   Mortality reserve transfers.........................       --               --               --                --
   Contract Withdrawals................................       --         (269,447)         (41,616)               --
   Death Benefits......................................       --           (4,843)          (3,918)               --
   Annuity benefits....................................       --               --               --                --
                                                            ----       ----------         --------        ----------
Increase (decrease) in net assets resulting from
  principal transactions...............................      196         (111,570)          63,006           175,559
                                                            ----       ----------         --------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................      211          146,592          174,783           368,741

NET ASSETS:
   Beginning of year...................................       --        2,742,198          538,099           681,782
                                                            ----       ----------         --------        ----------
   End of year.........................................     $211       $2,888,790         $712,882        $1,050,523
                                                            ====       ==========         ========        ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                    Divisions
                                                        ----------------------------------------------------------------
                                                                      Safeco RST     SunAmerica -        SunAmerica -
                                                        Safeco RST      Growth     Aggressive Growth      SunAmerica
                                                        Core Equity  Opportunities    Portfolio -    Balanced Portfolio -
                                                         Portfolio     Portfolio        Class 1            Class 1
                                                        -----------  ------------- ----------------- --------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................ $        --   $        --        $ --                $ --
   Net realized gain (loss) on investments.............          --            --           3                   1
   Capital gain distributions from mutual funds........          --            --          --                  --
   Net change in unrealized appreciation
     (depreciation) of investments.....................          --            --          13                  --
                                                        -----------   -----------        ----                ----
Increase (decrease) in net assets resulting from
  operations...........................................          --            --          16                   1
                                                        -----------   -----------        ----                ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................          --            --          --                  --
   Net transfers from (to) other Divisions or fixed
     rate option.......................................          --            --          --                  --
   Mortality reserve transfers.........................          --            --          --                  --
   Contract Withdrawals................................          --            --          --                  --
   Death Benefits......................................          --            --          --                  --
   Annuity benefits....................................          --            --         (24)                (22)
                                                        -----------   -----------        ----                ----
Increase (decrease) in net assets resulting from
  principal transactions...............................          --            --         (24)                (22)
                                                        -----------   -----------        ----                ----
TOTAL INCREASE (DECREASE) IN NET ASSETS................          --            --          (8)                (21)

NET ASSETS:
   Beginning of year...................................          --            --         216                 207
                                                        -----------   -----------        ----                ----
   End of period....................................... $        --   $        --        $208                $186
                                                        ===========   ===========        ====                ====
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................ $    (5,505)  $   (41,421)       $ --                $  3
   Net realized gain (loss) on investments.............    (509,440)      395,115          --                  --
   Capital gain distributions from mutual funds........          --            --          --                  --
   Net change in unrealized appreciation
     (depreciation) of investments.....................     598,234       164,765          19                   8
                                                        -----------   -----------        ----                ----
Increase (decrease) in net assets resulting from
  operations...........................................      83,289       518,459          19                  11
                                                        -----------   -----------        ----                ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................       1,026        11,947         196                 196
   Net transfers from (to) other Divisions or fixed
     rate option.......................................  (2,210,761)   (3,413,211)          1                  --
   Mortality reserve transfers.........................          --            --          --                  --
   Contract Withdrawals................................    (164,448)     (378,844)         --                  --
   Death Benefits......................................     (48,093)      (15,452)         --                  --
   Annuity benefits....................................          --            --          --                  --
                                                        -----------   -----------        ----                ----
Increase (decrease) in net assets resulting from
  principal transactions...............................  (2,422,276)   (3,795,560)        197                 196
                                                        -----------   -----------        ----                ----
TOTAL INCREASE (DECREASE) IN NET ASSETS................  (2,338,987)   (3,277,101)        216                 207

NET ASSETS:
   Beginning of year...................................   2,338,987     3,277,101          --                  --
                                                        -----------   -----------        ----                ----
   End of year......................................... $        --   $        --        $216                $207
                                                        ===========   ===========        ====                ====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                    Divisions
                                                        -----------------------------------------------------------------
                                                        UIF Core Plus  UIF Emerging
                                                        Fixed Income  Markets Equity     UIF Equity      UIF Global Value
                                                         Portfolio -   Portfolio -   Growth Portfolio - Equity Portfolio -
                                                           Class I       Class I          Class I            Class I
                                                        ------------- -------------- ------------------ ------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................  $   69,000     $  (13,751)     $   (53,990)       $    (4,486)
   Net realized gain (loss) on investments.............      54,180        (38,991)        (958,367)           115,587
   Capital gain distributions from mutual funds........      20,915             --               --             36,804
   Net change in unrealized appreciation
     (depreciation) of investments.....................     (82,135)       504,868        1,504,149             (9,982)
                                                         ----------     ----------      -----------        -----------
Increase (decrease) in net assets resulting from
  operations...........................................      61,960        452,126          491,792            137,923
                                                         ----------     ----------      -----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................         788          1,561           12,477              7,543
   Net transfers from (to) other Divisions or fixed
     rate option.......................................     150,818        (21,075)        (297,369)             7,862
   Mortality reserve transfers.........................          --             --               --                 --
   Contract Withdrawals................................    (765,786)      (294,297)      (2,097,371)        (1,213,478)
   Death Benefits......................................     (43,179)       (36,716)        (157,259)           (34,469)
   Annuity benefits....................................          --         (3,868)             (22)            (3,184)
                                                         ----------     ----------      -----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions...............................    (657,359)      (354,395)      (2,539,544)        (1,235,726)
                                                         ----------     ----------      -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................    (595,399)        97,731       (2,047,752)        (1,097,803)

NET ASSETS:
   Beginning of year...................................   3,478,305      2,167,044       11,139,195          6,156,289
                                                         ----------     ----------      -----------        -----------
   End of period.......................................  $2,882,906     $2,264,775      $ 9,091,443        $ 5,058,486
                                                         ==========     ==========      ===========        ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................  $   82,792     $  (14,065)     $  (136,522)       $   (39,619)
   Net realized gain (loss) on investments.............      87,310       (189,676)        (733,228)            (9,056)
   Capital gain distributions from mutual funds........       8,025             --               --                 --
   Net change in unrealized appreciation
     (depreciation) of investments.....................     (76,010)       583,694        1,524,246            726,815
                                                         ----------     ----------      -----------        -----------
Increase (decrease) in net assets resulting from
  operations...........................................     102,117        379,953          654,496            678,140
                                                         ----------     ----------      -----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................       2,100          8,729           14,051              3,138
   Net transfers from (to) other Divisions or fixed
     rate option.......................................      13,401        110,698          164,884            111,658
   Mortality reserve transfers.........................          --             --               --                 --
   Contract Withdrawals................................    (432,403)      (173,355)      (1,369,079)          (833,544)
   Death Benefits......................................     (67,904)       (27,331)        (195,293)          (164,777)
   Annuity benefits....................................          --         (2,732)              --             (2,861)
                                                         ----------     ----------      -----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions...............................    (484,806)       (83,991)      (1,385,437)          (886,386)
                                                         ----------     ----------      -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................    (382,689)       295,962         (730,941)          (208,246)

NET ASSETS:
   Beginning of year...................................   3,860,994      1,871,082       11,870,136          6,364,535
                                                         ----------     ----------      -----------        -----------
   End of year.........................................  $3,478,305     $2,167,044      $11,139,195        $ 6,156,289
                                                         ==========     ==========      ===========        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                      Divisions
                                                        ---------------------------------------------------------------------
                                                        UIF High Yield UIF International  UIF U.S. Mid Cap    UIF U.S. Real
                                                         Portfolio -   Magnum Portfolio - Value Portfolio - Estate Portfolio -
                                                           Class I          Class I            Class I           Class I
                                                        -------------- ------------------ ----------------- ------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................  $   319,014       $    4,363        $   (93,581)      $     6,225
   Net realized gain (loss) on investments.............     (368,506)          45,115            264,358           705,220
   Capital gain distributions from mutual funds........           --               --            175,244           116,980
   Net change in unrealized appreciation
     (depreciation) of investments.....................        9,550          119,733            598,695          (378,505)
                                                         -----------       ----------        -----------       -----------
Increase (decrease) in net assets resulting from
  operations...........................................      (39,942)         169,211            944,716           449,920
                                                         -----------       ----------        -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................        1,978            2,058             17,816            18,886
   Net transfers from (to) other Divisions or fixed
     rate option.......................................     (120,438)        (118,942)           153,828           170,243
   Mortality reserve transfers.........................           --               --                 --                --
   Contract Withdrawals................................     (855,924)        (584,740)        (2,595,091)       (1,373,732)
   Death Benefits......................................     (166,753)         (63,832)          (245,433)          (86,139)
   Annuity benefits....................................          (23)          (2,600)            (3,939)               --
                                                         -----------       ----------        -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions...............................   (1,141,160)        (768,056)        (2,672,819)       (1,270,742)
                                                         -----------       ----------        -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................   (1,181,102)        (598,845)        (1,728,103)         (820,822)

NET ASSETS:
   Beginning of year...................................    5,851,395        3,962,697         13,774,539         4,909,743
                                                         -----------       ----------        -----------       -----------
   End of period.......................................  $ 4,670,293       $3,363,852        $12,046,436       $ 4,088,921
                                                         ===========       ==========        ===========       ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................  $   299,146       $   56,967        $  (181,019)      $    11,220
   Net realized gain (loss) on investments.............     (789,593)        (143,292)           109,158           280,784
   Capital gain distributions from mutual funds........           --               --                 --            83,200
   Net change in unrealized appreciation
     (depreciation) of investments.....................      958,453          642,320          1,684,873           940,983
                                                         -----------       ----------        -----------       -----------
Increase (decrease) in net assets resulting from
  operations...........................................      468,006          555,995          1,613,012         1,316,187
                                                         -----------       ----------        -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................        3,329              819             15,592             7,630
   Net transfers from (to) other Divisions or fixed
     rate option.......................................      (93,959)         (33,117)           432,778           193,292
   Mortality reserve transfers.........................           --               --                 --                --
   Contract Withdrawals................................   (1,002,219)        (471,044)        (1,559,284)         (558,763)
   Death Benefits......................................     (252,949)         (55,270)          (286,178)          (72,679)
   Annuity benefits....................................           --           (2,203)            (3,300)               --
                                                         -----------       ----------        -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions...............................   (1,345,798)        (560,815)        (1,400,392)         (430,520)
                                                         -----------       ----------        -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................     (877,792)          (4,820)           212,620           885,667

NET ASSETS:
   Beginning of year...................................    6,729,187        3,967,517         13,561,919         4,024,076
                                                         -----------       ----------        -----------       -----------
   End of year.........................................  $ 5,851,395       $3,962,697        $13,774,539       $ 4,909,743
                                                         ===========       ==========        ===========       ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                    Divisions
                                                        ------------------------------------------------------------------
                                                         UIF Value   VALIC Company I - VALIC Company I - VALIC Company I -
                                                        Portfolio -  Blue Chip Growth   Health Sciences   Income & Growth
                                                          Class I          Fund              Fund              Fund
                                                        -----------  ----------------- ----------------- -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................ $    24,913      $   (363)         $   (189)          $   542
   Net realized gain (loss) on investments.............     587,876         1,906               467                11
   Capital gain distributions from mutual funds........     565,443            --                --                --
   Net change in unrealized appreciation
     (depreciation) of investments.....................  (1,251,812)        1,933             4,038             1,562
                                                        -----------      --------          --------           -------
Increase (decrease) in net assets resulting from
  operations...........................................     (73,580)        3,476             4,316             2,115
                                                        -----------      --------          --------           -------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................       2,055            --                --                --
   Net transfers from (to) other Divisions or fixed
     rate option.......................................     139,765        42,994                --                --
   Mortality reserve transfers.........................          --            --                --                --
   Contract Withdrawals................................  (2,245,864)      (22,634)          (21,974)               --
   Death Benefits......................................    (123,939)           --                --                --
   Annuity benefits....................................      (3,367)           --                --                --
                                                        -----------      --------          --------           -------
Increase (decrease) in net assets resulting from
  principal transactions...............................  (2,231,350)       20,360           (21,974)               --
                                                        -----------      --------          --------           -------
TOTAL INCREASE (DECREASE) IN NET ASSETS................  (2,304,930)       23,836           (17,658)            2,115

NET ASSETS:
   Beginning of year...................................  11,730,389        92,226            71,393            51,761
                                                        -----------      --------          --------           -------
   End of period....................................... $ 9,425,459      $116,062          $ 53,735           $53,876
                                                        ===========      ========          ========           =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................ $   (46,603)     $    140          $   (100)          $   423
   Net realized gain (loss) on investments.............     448,435             2                (3)                1
   Capital gain distributions from mutual funds........     356,932            --             3,173                --
   Net change in unrealized appreciation
     (depreciation) of investments.....................     951,990         6,870               828             3,841
                                                        -----------      --------          --------           -------
Increase (decrease) in net assets resulting from
  operations...........................................   1,710,754         7,012             3,898             4,265
                                                        -----------      --------          --------           -------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................       1,919            --                --                --
   Net transfers from (to) other Divisions or fixed
     rate option.......................................     296,387        85,214            67,495            47,496
   Mortality reserve transfers.........................          --            --                --                --
   Contract Withdrawals................................  (1,555,488)           --                --                --
   Death Benefits......................................    (194,938)           --                --                --
   Annuity benefits....................................      (3,016)           --                --                --
                                                        -----------      --------          --------           -------
Increase (decrease) in net assets resulting from
  principal transactions...............................  (1,455,136)       85,214            67,495            47,496
                                                        -----------      --------          --------           -------
TOTAL INCREASE (DECREASE) IN NET ASSETS................     255,618        92,226            71,393            51,761

NET ASSETS:
   Beginning of year...................................  11,474,771            --                --                --
                                                        -----------      --------          --------           -------
   End of year......................................... $11,730,389      $ 92,226          $ 71,393           $51,761
                                                        ===========      ========          ========           =======

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                      Divisions
                                                     ---------------------------------------------------------------------------
                                                       VALIC Company I -    VALIC Company I - VALIC Company I - VALIC Company I -
                                                     International Equities   Mid Cap Index    Money Market I   Nasdaq-100 Index
                                                              Fund                Fund              Fund              Fund
                                                     ---------------------- ----------------- ----------------- -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss).....................       $    6,735          $   (14,162)      $   106,278        $  (5,771)
   Net realized gain (loss) on investments..........          (49,666)             197,087                --          122,658
   Capital gain distributions from mutual funds.....               --                   --                --               --
   Net change in unrealized appreciation
     (depreciation) of investments..................          125,138              266,246                --         (130,220)
                                                           ----------          -----------       -----------        ---------
Increase (decrease) in net assets resulting from
  operations........................................           82,207              449,171           106,278          (13,333)
                                                           ----------          -----------       -----------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments...................           16,728               19,471            73,711           10,060
   Net transfers from (to) other Divisions or fixed
     rate option....................................           64,596              (45,228)          105,777         (180,111)
   Mortality reserve transfers......................               --                   --                --               --
   Contract Withdrawals.............................         (148,596)            (964,507)         (932,958)         (93,131)
   Death Benefits...................................               --             (115,519)          (30,305)              --
   Annuity benefits.................................              (24)                 (24)               --              (21)
                                                           ----------          -----------       -----------        ---------
Increase (decrease) in net assets resulting from
  principal transactions............................          (67,296)          (1,105,807)         (783,775)        (263,203)
                                                           ----------          -----------       -----------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............           14,911             (656,636)         (677,497)        (276,536)

NET ASSETS:
   Beginning of year................................        1,028,440            6,602,276         8,702,249          838,935
                                                           ----------          -----------       -----------        ---------
   End of period....................................       $1,043,351          $ 5,945,640       $ 8,024,752        $ 562,399
                                                           ==========          ===========       ===========        =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss).....................       $    2,068          $   (29,983)      $     3,703        $  (6,936)
   Net realized gain (loss) on investments..........         (144,426)              52,953                --           38,833
   Capital gain distributions from mutual funds.....               --              111,823                --               --
   Net change in unrealized appreciation
     (depreciation) of investments..................          287,798              728,445                --           27,151
                                                           ----------          -----------       -----------        ---------
Increase (decrease) in net assets resulting from
  operations........................................          145,440              863,238             3,703           59,048
                                                           ----------          -----------       -----------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments...................            1,320               30,106            30,547           38,691
   Net transfers from (to) other Divisions or fixed
     rate option....................................           99,461               55,620           700,738         (181,427)
   Mortality reserve transfers......................               --                   --                --               --
   Contract Withdrawals.............................         (104,810)            (802,167)       (1,336,219)         (61,397)
   Death Benefits...................................               --              (34,450)         (108,077)          (1,882)
   Annuity benefits.................................               --                   --                --               --
                                                           ----------          -----------       -----------        ---------
Increase (decrease) in net assets resulting from
  principal transactions............................           (4,029)            (750,891)         (713,011)        (206,015)
                                                           ----------          -----------       -----------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............          141,411              112,347          (709,308)        (146,967)

NET ASSETS:
   Beginning of year................................          887,029            6,489,929         9,411,557          985,902
                                                           ----------          -----------       -----------        ---------
   End of year......................................       $1,028,440          $ 6,602,276       $ 8,702,249        $ 838,935
                                                           ==========          ===========       ===========        =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                       Divisions
                                                       -------------------------------------------------------------------------
                                                        VALIC Company I -   VALIC Company I - VALIC Company I - VALIC Company I -
                                                       Science & Technology  Small Cap Index  Social Awareness     Stock Index
                                                               Fund               Fund              Fund              Fund
                                                       -------------------- ----------------- ----------------- -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss).......................      $  (4,717)         $   (2,461)         $   (9)         $    11,381
   Net realized gain (loss) on investments............        (23,815)            113,864              (6)            (664,569)
   Capital gain distributions from mutual funds.......             --                  --              --                   --
   Net change in unrealized appreciation
     (depreciation) of investments....................         26,544            (100,448)             15              753,271
                                                            ---------          ----------          ------          -----------
Increase (decrease) in net assets resulting from
  operations..........................................         (1,988)             10,955              --              100,083
                                                            ---------          ----------          ------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments.....................          3,211               1,415              --               58,628
   Net transfers from (to) other Divisions or fixed
     rate option......................................        (19,375)           (113,043)             --             (328,557)
   Mortality reserve transfers........................             --                  --              --                   --
   Contract Withdrawals...............................        (88,133)            (44,069)             (2)          (1,336,835)
   Death Benefits.....................................             --                  --              --             (112,258)
   Annuity benefits...................................            (21)                (23)             --                  (23)
                                                            ---------          ----------          ------          -----------
Increase (decrease) in net assets resulting from
  principal transactions..............................       (104,318)           (155,720)             (2)          (1,719,045)
                                                            ---------          ----------          ------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............       (106,306)           (144,765)             (2)          (1,618,962)

NET ASSETS:
   Beginning of year..................................        540,075           1,056,366           2,810            8,922,422
                                                            ---------          ----------          ------          -----------
   End of period......................................      $ 433,769          $  911,601          $2,808          $ 7,303,460
                                                            =========          ==========          ======          ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss).......................      $  (6,941)         $   (4,484)         $   (8)         $    23,546
   Net realized gain (loss) on investments............        (38,161)             56,854             (16)            (553,113)
   Capital gain distributions from mutual funds.......             --                  --              --              121,388
   Net change in unrealized appreciation
     (depreciation) of investments....................         40,937              83,276             254            1,168,404
                                                            ---------          ----------          ------          -----------
Increase (decrease) in net assets resulting from
  operations..........................................         (4,165)            135,646             230              760,225
                                                            ---------          ----------          ------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments.....................         38,524               6,696              --              134,670
   Net transfers from (to) other Divisions or fixed
     rate option......................................          4,695             216,134              (2)              29,994
   Mortality reserve transfers........................             --                  --              --                   --
   Contract Withdrawals...............................        (39,937)            (61,861)             (2)            (980,085)
   Death Benefits.....................................             --              (3,717)             --              (95,209)
   Annuity benefits...................................             --                  --              --                   --
                                                            ---------          ----------          ------          -----------
Increase (decrease) in net assets resulting from
  principal transactions..............................          3,282             157,252              (4)            (910,630)
                                                            ---------          ----------          ------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............           (883)            292,898             226             (150,405)

NET ASSETS:
   Beginning of year..................................        540,958             763,468           2,584            9,072,827
                                                            ---------          ----------          ------          -----------
   End of year........................................      $ 540,075          $1,056,366          $2,810          $ 8,922,422
                                                            =========          ==========          ======          ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                 Divisions
                                                        ----------------------------------------------------------
                                                         Van Kampen    Van Kampen   Van Kampen    Van Kampen LIT
                                                          Comstock   Corporate Bond High Yield    Emerging Growth
                                                            Fund          Fund         Fund     Portfolio - Class I
                                                        -----------  -------------- ----------  -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................ $    41,551     $  9,154    $  288,142      $  (118,252)
   Net realized gain (loss) on investments.............     111,160           16      (405,986)      (2,228,663)
   Capital gain distributions from mutual funds........       1,565           --            --               --
   Net change in unrealized appreciation
     (depreciation) of investments.....................    (163,660)      (5,104)      119,215        2,937,806
                                                        -----------     --------    ----------      -----------
Increase (decrease) in net assets resulting from
  operations...........................................      (9,384)       4,066         1,371          590,891
                                                        -----------     --------    ----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................          --           --         1,338           14,294
   Net transfers from (to) other Divisions or fixed
     rate option.......................................         (66)          17           (57)        (762,599)
   Mortality reserve transfers.........................          --           --            --               --
   Contract Withdrawals................................  (1,235,686)      (4,303)     (144,648)      (2,367,905)
   Death Benefits......................................    (107,884)          --      (369,806)        (208,400)
   Annuity benefits....................................      (4,439)          --            --          (23,328)
                                                        -----------     --------    ----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions...............................  (1,348,075)      (4,286)     (513,173)      (3,347,938)
                                                        -----------     --------    ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................  (1,357,459)        (220)     (511,802)      (2,757,047)

NET ASSETS:
   Beginning of year...................................   6,447,271      310,362     6,456,460       17,232,754
                                                        -----------     --------    ----------      -----------
   End of period....................................... $ 5,089,812     $310,142    $5,944,658      $14,475,707
                                                        ===========     ========    ==========      ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................ $    33,466     $ 12,972    $  404,813      $  (253,874)
   Net realized gain (loss) on investments.............      18,082            5      (590,290)      (1,214,707)
   Capital gain distributions from mutual funds........          --           --            --               --
   Net change in unrealized appreciation
     (depreciation) of investments.....................     911,408         (335)      781,096        2,336,820
                                                        -----------     --------    ----------      -----------
Increase (decrease) in net assets resulting from
  operations...........................................     962,956       12,642       595,619          868,239
                                                        -----------     --------    ----------      -----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................          --           --         1,784           12,150
   Net transfers from (to) other Divisions or fixed
     rate option.......................................     (27,481)          20         1,128         (848,506)
   Mortality reserve transfers.........................          --           --       (17,471)              --
   Contract Withdrawals................................    (905,251)          --      (530,803)      (2,201,553)
   Death Benefits......................................          --           --      (235,554)        (282,928)
   Annuity benefits....................................      (7,884)          --       (10,868)         (30,628)
                                                        -----------     --------    ----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions...............................    (940,616)          20      (791,784)      (3,351,465)
                                                        -----------     --------    ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................      22,340       12,662      (196,165)      (2,483,226)

NET ASSETS:
   Beginning of year...................................   6,424,931      297,700     6,652,625       19,715,980
                                                        -----------     --------    ----------      -----------
   End of year......................................... $ 6,447,271     $310,362    $6,456,460      $17,232,754
                                                        ===========     ========    ==========      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                 Divisions
                                              ------------------------------------------------------------------------------
                                                Van Kampen LIT      Van Kampen LIT      Van Kampen LIT      Van Kampen LIT
                                                  Enterprise          Government       Growth and Income     Money Market
                                              Portfolio - Class I Portfolio - Class I Portfolio - Class I Portfolio - Class I
                                              ------------------- ------------------- ------------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)..............     $   (47,655)        $   285,533         $    52,731         $    31,600
   Net realized gain (loss) on investments...      (1,885,451)             38,225           1,896,197                  --
   Capital gain distributions from mutual
     funds...................................              --                  --           1,225,186                  --
   Net change in unrealized appreciation
     (depreciation) of investments...........       2,423,642            (161,981)             53,207                  --
                                                  -----------         -----------         -----------         -----------
Increase (decrease) in net assets resulting
  from operations............................         490,536             161,777           3,227,321              31,600
                                                  -----------         -----------         -----------         -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments............          16,117               1,425              49,849              13,056
   Net transfers from (to) other Divisions
     or fixed rate option....................        (366,521)           (198,234)            307,776             713,460
   Mortality reserve transfers...............              --                  78                  --              (1,016)
   Contract Withdrawals......................      (2,125,414)         (1,216,679)         (8,050,059)         (1,484,445)
   Death Benefits............................        (206,471)           (229,543)         (1,113,054)            (13,408)
   Annuity benefits..........................          (7,968)             (3,490)                (24)            (10,612)
                                                  -----------         -----------         -----------         -----------
Increase (decrease) in net assets resulting
  from principal transactions................      (2,690,257)         (1,646,443)         (8,805,512)           (782,965)
                                                  -----------         -----------         -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......      (2,199,721)         (1,484,666)         (5,578,191)           (751,365)

NET ASSETS:
   Beginning of year.........................      19,906,129           9,724,942          51,694,885           4,247,557
                                                  -----------         -----------         -----------         -----------
   End of period.............................     $17,706,408         $ 8,240,276         $46,116,694         $ 3,496,192
                                                  ===========         ===========         ===========         ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)..............     $  (199,079)        $   369,977         $  (188,554)        $   (23,973)
   Net realized gain (loss) on investments...      (2,348,871)             60,046           1,288,086                  --
   Capital gain distributions from mutual
     funds...................................              --                  --                  --                  --
   Net change in unrealized appreciation
     (depreciation) of investments...........       2,973,707            (151,238)          4,897,040                  --
                                                  -----------         -----------         -----------         -----------
Increase (decrease) in net assets resulting
  from operations............................         425,757             278,785           5,996,572             (23,973)
                                                  -----------         -----------         -----------         -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments............          14,832               2,126              17,320              49,187
   Net transfers from (to) other Divisions
     or fixed rate option....................        (513,571)           (529,266)            855,093               5,146
   Mortality reserve transfers...............              --                  --                  --              36,608
   Contract Withdrawals......................      (2,751,484)         (1,067,124)         (5,931,921)         (1,208,419)
   Death Benefits............................        (340,700)           (174,988)         (1,207,489)           (146,697)
   Annuity benefits..........................         (10,296)             (4,633)                 --             (16,913)
                                                  -----------         -----------         -----------         -----------
Increase (decrease) in net assets resulting
  from principal transactions................      (3,601,219)         (1,773,885)         (6,266,997)         (1,281,088)
                                                  -----------         -----------         -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......      (3,175,462)         (1,495,100)           (270,425)         (1,305,061)

NET ASSETS:
   Beginning of year.........................      23,081,591          11,220,042          51,965,310           5,552,618
                                                  -----------         -----------         -----------         -----------
   End of year...............................     $19,906,129         $ 9,724,942         $51,694,885         $ 4,247,557
                                                  ===========         ===========         ===========         ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                    Divisions
                                                        -----------------------------------------------------------------
                                                         Van Kampen   Vanguard VIF High   Vanguard VIF REIT WM VT Balanced
                                                        Reserve Fund Yield Bond Portfolio  Index Portfolio    Portfolio
                                                        ------------ -------------------- ----------------- --------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................  $    2,626          $ 15               $  7         $  2,153,540
   Net realized gain (loss) on investments.............          --            --                  5            2,082,629
   Capital gain distributions from mutual funds........          --            --                 16                   --
   Net change in unrealized appreciation
     (depreciation) of investments.....................          --           (12)                (5)           1,726,651
                                                         ----------          ----               ----         ------------
Increase (decrease) in net assets resulting from
  operations...........................................       2,626             3                 23            5,962,820
                                                         ----------          ----               ----         ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................          --            --                 --              575,214
   Net transfers from (to) other Divisions or fixed
     rate option.......................................           1            (1)                (1)           1,096,132
   Mortality reserve transfers.........................          --            --                 --                   --
   Contract Withdrawals................................     (13,545)           --                 --          (18,747,835)
   Death Benefits......................................          --            --                 --           (9,452,447)
   Annuity benefits....................................      (2,221)          (23)               (28)                  --
                                                         ----------          ----               ----         ------------
Increase (decrease) in net assets resulting from
  principal transactions...............................     (15,765)          (24)               (29)         (26,528,936)
                                                         ----------          ----               ----         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS................     (13,139)          (21)                (6)         (20,566,116)

NET ASSETS:
   Beginning of year...................................     286,496           211                246          268,923,470
                                                         ----------          ----               ----         ------------
   End of period.......................................  $  273,357          $190               $240         $248,357,354
                                                         ==========          ====               ====         ============
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................  $   (1,688)         $ --               $ --         $  1,219,396
   Net realized gain (loss) on investments.............          --            --                 --              146,194
   Capital gain distributions from mutual funds........          --            --                 --                   --
   Net change in unrealized appreciation
     (depreciation) of investments.....................          --            15                 48           20,509,231
                                                         ----------          ----               ----         ------------
Increase (decrease) in net assets resulting from
  operations...........................................      (1,688)           15                 48           21,874,821
                                                         ----------          ----               ----         ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................          --           196                196            2,562,346
   Net transfers from (to) other Divisions or fixed
     rate option.......................................         (21)           --                  2            4,818,865
   Mortality reserve transfers.........................          --            --                 --                   --
   Contract Withdrawals................................    (937,286)           --                 --          (22,567,101)
   Death Benefits......................................      (7,074)           --                 --           (9,598,509)
   Annuity benefits....................................      (3,031)           --                 --              (55,234)
                                                         ----------          ----               ----         ------------
Increase (decrease) in net assets resulting from
  principal transactions...............................    (947,412)          196                198          (24,839,633)
                                                         ----------          ----               ----         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS................    (949,100)          211                246           (2,964,812)

NET ASSETS:
   Beginning of year...................................   1,235,596            --                 --          271,888,282
                                                         ----------          ----               ----         ------------
   End of year.........................................  $  286,496          $211               $246         $268,923,470
                                                         ==========          ====               ====         ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                    Divisions
                                                        ----------------------------------------------------------------
                                                              WM VT             WM VT           WM VT          WM VT
                                                           Conservative      Conservative   Equity Income Flexible Income
                                                        Balanced Portfolio Growth Portfolio     Fund         Portfolio
                                                        ------------------ ---------------- ------------- ---------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................    $   175,096       $    375,021    $   142,352    $ 1,165,716
   Net realized gain (loss) on investments.............        381,261           (449,930)     1,094,710      1,017,592
   Capital gain distributions from mutual funds........             --                 --             --         65,061
   Net change in unrealized appreciation
     (depreciation) of investments.....................       (336,584)         5,030,230        384,749     (1,701,083)
                                                           -----------       ------------    -----------    -----------
Increase (decrease) in net assets resulting from
  operations...........................................        219,773          4,955,321      1,621,811        547,286
                                                           -----------       ------------    -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................          1,986            291,615         53,135         20,720
   Net transfers from (to) other Divisions or fixed
     rate option.......................................        622,887         (3,244,380)     2,342,266        175,579
   Mortality reserve transfers.........................             --                 --             --             --
   Contract Withdrawals................................     (1,000,930)       (14,968,578)    (1,550,108)    (3,571,269)
   Death Benefits......................................       (919,532)        (4,007,824)      (797,322)    (2,525,500)
   Annuity benefits....................................             --                 --             --             --
                                                           -----------       ------------    -----------    -----------
Increase (decrease) in net assets resulting from
  principal transactions...............................     (1,295,589)       (21,929,167)        47,971     (5,900,470)
                                                           -----------       ------------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................     (1,075,816)       (16,973,846)     1,669,782     (5,353,184)

NET ASSETS:
   Beginning of year...................................     14,471,987        195,353,827     23,796,109     54,286,359
                                                           -----------       ------------    -----------    -----------
   End of period.......................................    $13,396,171       $178,379,981    $25,465,891    $48,933,175
                                                           ===========       ============    ===========    ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................    $    83,220       $    (41,941)   $    78,667    $ 1,092,703
   Net realized gain (loss) on investments.............        209,296         (2,980,291)       900,381      1,288,033
   Capital gain distributions from mutual funds........             --                 --             --             --
   Net change in unrealized appreciation
     (depreciation) of investments.....................        611,480         21,717,883      2,535,540        306,970
                                                           -----------       ------------    -----------    -----------
Increase (decrease) in net assets resulting from
  operations...........................................        903,996         18,695,651      3,514,588      2,687,706
                                                           -----------       ------------    -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................        450,780            781,302         82,755        594,650
   Net transfers from (to) other Divisions or fixed
     rate option.......................................      1,640,764           (641,970)     1,836,092     (1,749,092)
   Mortality reserve transfers.........................             --                 --             --             --
   Contract Withdrawals................................     (1,148,064)       (20,011,478)    (2,031,559)    (4,817,790)
   Death Benefits......................................       (144,294)        (5,415,667)      (557,011)    (1,666,363)
   Annuity benefits....................................             --                 --             --             --
                                                           -----------       ------------    -----------    -----------
Increase (decrease) in net assets resulting from
  principal transactions...............................        799,186        (25,287,813)      (669,723)    (7,638,595)
                                                           -----------       ------------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................      1,703,182         (6,592,162)     2,844,865     (4,950,889)

NET ASSETS:
   Beginning of year...................................     12,768,805        201,945,989     20,951,244     59,237,248
                                                           -----------       ------------    -----------    -----------
   End of year.........................................    $14,471,987       $195,353,827    $23,796,109    $54,286,359
                                                           ===========       ============    ===========    ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                              Divisions
                                                        ----------------------------------------------------
                                                           WM VT                                    WM VT
                                                         Growth &        WM VT        WM VT     International
                                                        Income Fund   Growth Fund  Income Fund   Growth Fund
                                                        -----------  ------------  -----------  -------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................ $    70,206  $   (217,224) $   976,654   $    47,175
   Net realized gain (loss) on investments.............    (149,626)   (9,190,768)     314,521        37,000
   Capital gain distributions from mutual funds........          --            --           --            --
   Net change in unrealized appreciation
     (depreciation) of investments.....................    (346,022)   10,476,767   (1,153,637)      564,569
                                                        -----------  ------------  -----------   -----------
Increase (decrease) in net assets resulting from
  operations...........................................    (425,442)    1,068,775      137,538       648,744
                                                        -----------  ------------  -----------   -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................     115,540        72,186       33,981         9,796
   Net transfers from (to) other Divisions or fixed
     rate option.......................................    (992,279)   (1,937,131)     192,991       263,589
   Mortality reserve transfers.........................          --            --           --            --
   Contract Withdrawals................................  (3,509,783)   (3,928,570)  (1,643,123)     (763,396)
   Death Benefits......................................  (1,100,433)     (995,985)  (1,160,752)     (222,543)
   Annuity benefits....................................          --            --           --            --
                                                        -----------  ------------  -----------   -----------
Increase (decrease) in net assets resulting from
  principal transactions...............................  (5,486,955)   (6,789,500)  (2,576,903)     (712,554)
                                                        -----------  ------------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................  (5,912,397)   (5,720,725)  (2,439,365)      (63,810)

NET ASSETS:
   Beginning of year...................................  45,685,636    46,463,712   22,353,795     8,512,220
                                                        -----------  ------------  -----------   -----------
   End of period....................................... $39,773,239  $ 40,742,987  $19,914,430   $ 8,448,410
                                                        ===========  ============  ===========   ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................ $  (161,424) $   (671,146) $ 1,104,774   $   (14,972)
   Net realized gain (loss) on investments.............    (304,992)  (13,313,519)     700,919      (153,668)
   Capital gain distributions from mutual funds........          --            --           --            --
   Net change in unrealized appreciation
     (depreciation) of investments.....................   3,826,735    16,937,857     (870,343)    1,087,460
                                                        -----------  ------------  -----------   -----------
Increase (decrease) in net assets resulting from
  operations...........................................   3,360,319     2,953,192      935,350       918,820
                                                        -----------  ------------  -----------   -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................      40,880        64,467       88,456        15,926
   Net transfers from (to) other Divisions or fixed
     rate option.......................................    (954,873)   (2,780,476)  (1,927,763)      (87,268)
   Mortality reserve transfers.........................          --            --           --            --
   Contract Withdrawals................................  (5,226,906)   (4,645,302)  (2,490,987)     (765,138)
   Death Benefits......................................  (1,990,625)   (1,094,098)    (796,606)     (200,068)
   Annuity benefits....................................          --          (329)        (835)         (460)
                                                        -----------  ------------  -----------   -----------
Increase (decrease) in net assets resulting from
  principal transactions...............................  (8,131,524)   (8,455,738)  (5,127,735)   (1,037,008)
                                                        -----------  ------------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................  (4,771,205)   (5,502,546)  (4,192,385)     (118,188)

NET ASSETS:
   Beginning of year...................................  50,456,841    51,966,258   26,546,180     8,630,408
                                                        -----------  ------------  -----------   -----------
   End of year......................................... $45,685,636  $ 46,463,712  $22,353,795   $ 8,512,220
                                                        ===========  ============  ===========   ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                            Divisions
                                                        -------------------------------------------------
                                                          WM VT        WM VT        WM VT        WM VT
                                                         Mid Cap       Money     Short Term    Small Cap
                                                        Stock Fund  Market Fund  Income Fund  Growth Fund
                                                        ----------  -----------  -----------  -----------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................ $  (40,216) $    66,950  $   216,338  $  (110,711)
   Net realized gain (loss) on investments.............    289,362           --       48,529   (1,733,075)
   Capital gain distributions from mutual funds........    444,082           --           --           --
   Net change in unrealized appreciation
     (depreciation) of investments.....................   (153,324)          --     (257,176)   1,310,134
                                                        ----------  -----------  -----------  -----------
Increase (decrease) in net assets resulting from
  operations...........................................    539,904       66,950        7,691     (533,652)
                                                        ----------  -----------  -----------  -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................        450       12,225        3,037       40,713
   Net transfers from (to) other Divisions or fixed
     rate option.......................................     41,647    1,163,827     (357,235)    (376,536)
   Mortality reserve transfers.........................         --           --           --           --
   Contract Withdrawals................................   (615,242)  (2,573,433)    (964,174)  (1,059,259)
   Death Benefits......................................    (97,515)    (163,454)    (377,633)    (253,986)
   Annuity benefits....................................         --           --           --           --
                                                        ----------  -----------  -----------  -----------
Increase (decrease) in net assets resulting from
  principal transactions...............................   (670,660)  (1,560,835)  (1,696,005)  (1,649,068)
                                                        ----------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................   (130,756)  (1,493,885)  (1,688,314)  (2,182,720)

NET ASSETS:
   Beginning of year...................................  7,047,794   10,538,997    8,939,865   12,498,177
                                                        ----------  -----------  -----------  -----------
   End of period....................................... $6,917,038  $ 9,045,112  $ 7,251,551  $10,315,457
                                                        ==========  ===========  ===========  ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................ $  (70,454) $   (73,451) $   242,654  $  (180,513)
   Net realized gain (loss) on investments.............    289,286           --      124,655   (1,684,878)
   Capital gain distributions from mutual funds........    106,704           --           --           --
   Net change in unrealized appreciation
     (depreciation) of investments.....................    496,467           --     (303,053)   2,200,386
                                                        ----------  -----------  -----------  -----------
Increase (decrease) in net assets resulting from
  operations...........................................    822,003      (73,451)      64,256      334,995
                                                        ----------  -----------  -----------  -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................     56,190       49,962       77,126       32,481
   Net transfers from (to) other Divisions or fixed
     rate option.......................................    419,857   (1,546,439)    (659,411)    (527,247)
   Mortality reserve transfers.........................         --           --           --           --
   Contract Withdrawals................................   (554,056)  (3,264,517)  (1,042,071)  (1,294,717)
   Death Benefits......................................   (194,096)    (403,169)    (242,339)    (325,541)
   Annuity benefits....................................         --           --           --         (438)
                                                        ----------  -----------  -----------  -----------
Increase (decrease) in net assets resulting from
  principal transactions...............................   (272,105)  (5,164,163)  (1,866,695)  (2,115,462)
                                                        ----------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................    549,898   (5,237,614)  (1,802,439)  (1,780,467)

NET ASSETS:
   Beginning of year...................................  6,497,896   15,776,611   10,742,304   14,278,644
                                                        ----------  -----------  -----------  -----------
   End of year......................................... $7,047,794  $10,538,997  $ 8,939,865  $12,498,177
                                                        ==========  ===========  ===========  ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)


                                                                          Divisions
                                                        --------------------------------------------
                                                             WM VT            WM VT         WM VT
                                                           Strategic     U.S. Government West Coast
                                                        Growth Portfolio Securities Fund Equity Fund
                                                        ---------------- --------------- -----------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)........................   $  (229,202)    $    717,486   $   (73,067)
   Net realized gain (loss) on investments.............      (744,559)         110,579       534,620
   Capital gain distributions from mutual funds........            --               --            --
   Net change in unrealized appreciation
     (depreciation) of investments.....................     2,749,884         (687,718)      267,361
                                                          -----------     ------------   -----------
Increase (decrease) in net assets resulting from
  operations...........................................     1,776,123          140,347       728,914
                                                          -----------     ------------   -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................        38,803           11,026        47,754
   Net transfers from (to) other Divisions or fixed
     rate option.......................................    (2,334,437)      (1,290,039)     (296,907)
   Mortality reserve transfers.........................            --               --            --
   Contract Withdrawals................................    (4,659,120)      (1,730,898)   (1,703,990)
   Death Benefits......................................      (804,641)        (559,918)     (513,158)
   Annuity benefits....................................            --               --            --
                                                          -----------     ------------   -----------
Increase (decrease) in net assets resulting from
  principal transactions...............................    (7,759,395)      (3,569,829)   (2,466,301)
                                                          -----------     ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................    (5,983,272)      (3,429,482)   (1,737,387)

NET ASSETS:
   Beginning of year...................................    63,530,115       23,895,321    24,586,814
                                                          -----------     ------------   -----------
   End of period.......................................   $57,546,843     $ 20,465,839   $22,849,427
                                                          ===========     ============   ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)........................   $  (465,505)    $    704,080   $  (259,645)
   Net realized gain (loss) on investments.............    (1,656,408)         254,204       357,439
   Capital gain distributions from mutual funds........            --               --            --
   Net change in unrealized appreciation
     (depreciation) of investments.....................     8,761,484         (339,456)    2,364,853
                                                          -----------     ------------   -----------
Increase (decrease) in net assets resulting from
  operations...........................................     6,639,571          618,828     2,462,647
                                                          -----------     ------------   -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments......................       218,659          224,684        49,032
   Net transfers from (to) other Divisions or fixed
     rate option.......................................      (625,806)      (6,849,670)    1,240,235
   Mortality reserve transfers.........................            --               --            --
   Contract Withdrawals................................    (6,051,622)      (3,252,637)   (1,825,002)
   Death Benefits......................................    (1,303,976)      (1,861,660)     (562,724)
   Annuity benefits....................................            --             (757)           --
                                                          -----------     ------------   -----------
Increase (decrease) in net assets resulting from
  principal transactions...............................    (7,762,745)     (11,740,040)   (1,098,459)
                                                          -----------     ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................    (1,123,174)     (11,121,212)    1,364,188

NET ASSETS:
   Beginning of year...................................    64,653,289       35,016,533    23,222,626
                                                          -----------     ------------   -----------
   End of year.........................................   $63,530,115     $ 23,895,321   $24,586,814
                                                          ===========     ============   ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Note A - Organization

Separate Account D (the "Separate Account") was established by American General Life Insurance Company (the "Company") on November 19, 1973 to fund variable annuity contracts issued by the Company. The following products are included in the Separate Account: GENERATIONS(TM), Platinum Investor(R), Platinum Investor(R) Immediate Variable Annuity ("Platinum Investor Immediate VA"), Select Reserve, VAriety Plus(R), WM Advantage, WM Strategic Asset Manager and Other Contracts. The products listed are not open to new contracts, with the exception of Platinum Investor Immediate VA. The Company is an indirect, wholly
- owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Divisions are as follows:

AIM Variable Insurance Funds:

   AIM V.I. International Growth Fund - Series I
   AIM V.I. Premier Equity Fund - Series I

The Alger American Fund:

   Alger American Leveraged AllCap Portfolio - Class O Shares (1)
   Alger American MidCap Growth Portfolio - Class O Shares (1)

American Century Variable Portfolios, Inc. ("American Century"):

   American Century VP Inflation Protection Fund - Class II (1)
   American Century VP Value Fund - Class I

Credit Suisse Trust ("Credit Suisse"):

   Credit Suisse Small Cap Growth Portfolio

Dreyfus Investment Portfolios ("Dreyfus IP"):

   Dreyfus IP MidCap Stock Portfolio - Initial shares

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares:

Dreyfus Variable Investment Fund ("Dreyfus VIF"):

   Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Dreyfus VIF Quality Bond Portfolio - Initial shares

Evergreen Variable Annuity Trust:

   Evergreen VA High Income Fund - Class 1
   Evergreen VA Strategic Income Fund - Class 1

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):

   Fidelity(R) VIP Asset Manager/SM /Portfolio-Initial Class Fidelity(R) VIP Asset Manager/SM/ Portfolio-Service Class 2 Fidelity(R) VIP Contrafund(R) Portfolio-Service Class 2 Fidelity(R) VIP Equity - Income Portfolio-Service Class 2 Fidelity(R) VIP Growth Portfolio-Service Class 2 Fidelity(R) VIP Index 500 Portfolio-Initial Class Fidelity(R) VIP Mid Cap Portfolio-Service Class 2 (1) Fidelity(R) VIP Overseas Portfolio-Initial Class

Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton"):

   Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2 (1) Franklin Templeton - Franklin U.S. Government Fund - Class 2 (1)
   Franklin Templeton - Mutual Shares Securities Fund - Class 2 (1)
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2

Goldman Sachs Variable Insurance Trust:

   Goldman Sachs Capital Growth Fund

Janus Aspen Series:

   Janus Aspen Series International Growth Portfolio - Service Shares Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares

J.P. Morgan Series Trust II:

   JPMorgan Mid Cap Value Portfolio (1)
   JPMorgan Small Company Portfolio

LEVCO Series Trust:

   LEVCO Equity Value Fund

MFS(R) Variable Insurance Trust/SM/ ("MFS VIT"):

   MFS(R) VIT Capital Opportunities Series-Initial Class
   MFS(R) VIT Emerging Growth Series-Initial Class
   MFS(R) VIT New Discovery Series - Initial Class
   MFS(R) VIT Research Series - Initial Class

Navellier Variable Insurance Series Fund , Inc.:

   Navellier Growth Portfolio (2)

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT"):

   Neuberger Berman AMT Balanced Portfolio - Class I
   Neuberger Berman AMT Mid - Cap Growth Portfolio - Class I
   Neuberger Berman AMT Partners Portfolio - Class I

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note A - Organization - Continued

Oppenheimer Variable Account Funds:

   Oppenheimer Balanced Fund/VA - Non-Service Shares (1) (3)
   Oppenheimer Global Securities Fund/VA - Non-Service Shares (1)

PIMCO Variable Insurance Trust ("PIMCO VIT"):

   PIMCO VIT Real Return Portfolio - Administrative Class
   PIMCO VIT Short-Term Portfolio - Administrative Class
   PIMCO VIT Total Return Portfolio - Administrative Class

Pioneer Variable Contracts Trust:

   Pioneer Fund VCT Portfolio - Class I (4)
   Pioneer Growth Opportunities VCT Portfolio - Class I (4)

Putnam Variable Trust ("Putnam VT"):

   Putnam VT Diversified Income Fund - Class IB (1)
   Putnam VT Growth and Income Fund - Class IB
   Putnam VT International Growth and Income Fund - Class IB

Royce Capital Fund:

   Royce Small-Cap Portfolio

Safeco Resource Series Trust ("Safeco RST"):

   Safeco RST Core Equity Portfolio (4)
   Safeco RST Growth Opportunities Portfolio (4)

SunAmerica Series Trust ("SunAmerica"):

   SunAmerica - Aggressive Growth Portfolio - Class 1 (1)
   SunAmerica - SunAmerica Balanced Portfolio - Class 1 (1)

The Universal Institutional Funds, Inc. ("UIF"):

   UIF Core Plus Fixed Income Portfolio - Class I
   UIF Emerging Markets Equity Portfolio - Class I
   UIF Equity Growth Portfolio - Class I
   UIF Global Value Equity Portfolio - Class I
   UIF High Yield Portfolio - Class I
   UIF International Magnum Portfolio - Class I
   UIF U.S. Mid Cap Value Portfolio - Class I
   UIF U.S. Real Estate Portfolio - Class I
   UIF Value Portfolio - Class I

VALIC Company I:

   VALIC Company I - Blue Chip Growth Fund (5)
   VALIC Company I - Health Sciences Fund (5)
   VALIC Company I - Income & Growth Fund (5)

VALIC Company I (continued):

   VALIC Company I - International Equities Fund
   VALIC Company I - Mid Cap Index Fund
   VALIC Company I - Money Market I Fund
   VALIC Company I - Nasdaq-100(R) Index Fund
   VALIC Company I - Science & Technology Fund
   VALIC Company I - Small Cap Index Fund
   VALIC Company I - Social Awareness Fund
   VALIC Company I - Stock Index Fund

Van Kampen Public Mutual Fund ("Van Kampen"):

   Van Kampen Comstock Fund
   Van Kampen Corporate Bond Fund
   Van Kampen High Yield Fund (6)
   Van Kampen Reserve Fund

Van Kampen Life Investment Trust ("Van Kampen LIT"):

   Van Kampen LIT Emerging Growth Portfolio - Class I
   Van Kampen LIT Enterprise Portfolio - Class I
   Van Kampen LIT Government Portfolio - Class I
   Van Kampen LIT Growth and Income Portfolio - Class I
   Van Kampen LIT Money Market Portfolio - Class I

Vanguard(R) Variable Insurance Fund ("Vanguard VIF"):

   Vanguard(R) VIF High Yield Bond Portfolio (1)
   Vanguard(R) VIF REIT Index Portfolio (1)

WM Variable Trust ("WM VT"):

   WM VT Balanced Portfolio
   WM VT Conservative Balanced Portfolio
   WM VT Conservative Growth Portfolio
   WM VT Equity Income Fund
   WM VT Flexible Income Portfolio
   WM VT Growth & Income Fund
   WM VT Growth Fund
   WM VT Income Fund
   WM VT International Growth Fund
   WM VT Mid Cap Stock Fund
   WM VT Money Market Fund
   WM VT Short Term Income Fund
   WM VT Small Cap Growth Fund (7)
   WM VT Strategic Growth Portfolio
   WM VT U.S. Government Securities Fund

--------
(1) Divisions became available on June 18, 2004.
(2) Effective May 26, 2004, Navellier Growth Portfolio was closed and liquidated. All funds were transferred into VALIC Company I - Money Market I Fund.
(3) Effective May 1, 2004, Oppenheimer Multiple Strategies Fund/VA changed its name to Oppenheimer Balanced Fund/VA.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note A - Organization - Continued

(4) Effective December 10, 2004, Safeco RST Core Equity Portfolio and Safeco RST Growth Opportunities Portfolio were reorganized into Pioneer Fund VCT Portfolio - Class I and Pioneer Growth Opportunities VCT Portfolio - Class I, respectively. Contract owners invested in either of the Pioneer portfolios on December 10, 2004 are the only ones who may continue to use these portfolios.
(5) Divisions became available on February 2, 2004.
(6) Effective December 17, 2004, Van Kampen High Income Corporate Bond Fund changed its name to Van Kampen High Yield Fund.
(7) Effective March 1, 2004, WM VT Small Cap Stock Fund changed its name to WM VT Small Cap Growth Fund.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Divisions above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the appropriate contract prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net purchases from the contracts are allocated to the Divisions and invested in the Funds in accordance with contract owner instructions. Net purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

NoteB - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

Changes in presentation - Certain items have been reclassified to conform to the current period's presentation.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. Payments between the Company and the Separate Account are disclosed in the Statement of Changes in Net Assets as mortality reserve transfers.

Annuity reserves are calculated according to the Progressive Annuity Table, 1983(a) Individual Mortality Table, or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note C - Security Purchases and Sales

For the period ended September 30, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                  Cost of  Proceeds from
Divisions                                                                        Purchases     Sales
---------                                                                        --------- -------------
AIM V.I. International Growth Fund - Series I................................... $131,683   $  554,838
AIM V.I. Premier Equity Fund - Series I.........................................    2,595    1,629,102
Alger American Leveraged AllCap Portfolio - Class O Shares......................       --           23
Alger American MidCap Growth Portfolio - Class O Shares.........................        8           25
American Century VP Inflation Protection Fund - Class II........................        6           24
American Century VP Value Fund - Class I........................................  688,090      411,924
Credit Suisse Small Cap Growth Portfolio........................................   31,751       97,211
Dreyfus IP MidCap Stock Portfolio - Initial shares..............................   68,863      215,214
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares.............      108      878,500
Dreyfus VIF Developing Leaders Portfolio - Initial shares.......................   41,539    1,061,032
Dreyfus VIF Quality Bond Portfolio - Initial shares.............................  263,971    1,455,176
Evergreen VA High Income Fund - Class 1.........................................    6,102      349,323
Evergreen VA Strategic Income Fund - Class 1....................................       --       34,000
Fidelity VIP Asset Manager Portfolio - Initial Class............................    3,394       24,719
Fidelity VIP Asset Manager Portfolio - Service Class 2..........................   58,887      161,103
Fidelity VIP Contrafund Portfolio - Service Class 2.............................  505,705    1,124,064
Fidelity VIP Equity-Income Portfolio - Service Class 2..........................  317,663      628,333
Fidelity VIP Growth Portfolio - Service Class 2.................................   78,312      345,517
Fidelity VIP Index 500 Portfolio - Initial Class................................    1,430       10,507
Fidelity VIP Mid Cap Portfolio - Service Class 2................................        4           26
Fidelity VIP Overseas Portfolio - Initial Class.................................      399        5,958
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2.........        3           26
Franklin Templeton - Franklin U.S. Government Fund - Class 2....................        9           24
Franklin Templeton - Mutual Shares Securities Fund - Class 2....................        3           25
Franklin Templeton - Templeton Foreign Securities Fund - Class 2................  149,921      564,122
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2...........  274,041      260,108
Goldman Sachs Capital Growth Fund...............................................       --       19,127
Janus Aspen Series International Growth Portfolio - Service Shares..............   59,077       75,200
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares....................    1,426      212,178
Janus Aspen Series Worldwide Growth Portfolio - Service Shares..................    5,221      219,587
JPMorgan Mid Cap Value Portfolio................................................        4           26
JPMorgan Small Company Portfolio................................................  189,260      118,516
LEVCO Equity Value Fund.........................................................      741          194
MFS VIT Capital Opportunities Series - Initial Class............................   26,122      222,600
MFS VIT Emerging Growth Series - Initial Class..................................   36,442    1,237,179
MFS VIT New Discovery Series - Initial Class....................................   23,094      146,763
MFS VIT Research Series - Initial Class.........................................   53,765      119,707
Neuberger Berman AMT Balanced Portfolio - Class I...............................       --        2,714
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I.........................   71,439      132,952
Neuberger Berman AMT Partners Portfolio - Class I...............................       --        3,042
Oppenheimer Balanced Fund/VA - Non-Service Shares...............................       11           24
Oppenheimer Global Securities Fund/VA - Non-Service Shares......................        2           24
PIMCO VIT Real Return Portfolio - Administrative Class..........................  357,015      705,535
PIMCO VIT Short-Term Portfolio - Administrative Class...........................   77,589      108,531
PIMCO VIT Total Return Portfolio - Administrative Class.........................  307,521      676,089

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note C - Security Purchases and Sales - Continued

For the period ended September 30, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                  Cost of   Proceeds from
Divisions                                                                        Purchases      Sales
---------                                                                        ---------- -------------
Pioneer Fund VCT Portfolio - Class I............................................ $   27,626  $   475,626
Pioneer Growth Opportunities VCT Portfolio - Class I............................     28,174      860,148
Putnam VT Diversified Income Fund - Class IB....................................         15           22
Putnam VT Growth and Income Fund - Class IB.....................................     75,060      241,376
Putnam VT International Growth and Income Fund - Class IB.......................    101,532       78,243
Royce Small-Cap Portfolio.......................................................    364,062       19,365
SunAmerica - Aggressive Growth Portfolio - Class 1..............................         --           25
SunAmerica - SunAmerica Balanced Portfolio - Class 1............................         --           23
UIF Core Plus Fixed Income Portfolio - Class I..................................    280,465      847,906
UIF Emerging Markets Equity Portfolio - Class I.................................     29,036      397,182
UIF Equity Growth Portfolio - Class I...........................................    112,667    2,706,199
UIF Global Value Equity Portfolio - Class I.....................................    247,612    1,451,015
UIF High Yield Portfolio - Class I..............................................    488,976    1,311,115
UIF International Magnum Portfolio - Class I....................................     58,795      822,490
UIF U.S. Mid Cap Value Portfolio - Class I......................................    409,541    3,000,693
UIF U.S. Real Estate Portfolio - Class I........................................    385,266    1,532,802
UIF Value Portfolio - Class I...................................................    949,615    2,590,608
VALIC Company I - Blue Chip Growth Fund.........................................     42,984       22,989
VALIC Company I - Health Sciences Fund..........................................         --       22,163
VALIC Company I - Income & Growth Fund..........................................        697          155
VALIC Company I - International Equities Fund...................................    139,738      200,293
VALIC Company I - Mid Cap Index Fund............................................    382,910    1,502,877
VALIC Company I - Money Market I Fund...........................................  1,534,191    2,211,686
VALIC Company I - Nasdaq-100 Index Fund.........................................    261,771      530,746
VALIC Company I - Science & Technology Fund.....................................      3,584      112,618
VALIC Company I - Small Cap Index Fund..........................................    130,123      288,305
VALIC Company I - Social Awareness Fund.........................................         23           34
VALIC Company I - Stock Index Fund..............................................    209,432    1,917,097
Van Kampen Comstock Fund........................................................     77,313    1,382,271
Van Kampen Corporate Bond Fund..................................................     10,901        6,033
Van Kampen High Yield Fund......................................................    322,708      547,629
Van Kampen LIT Emerging Growth Portfolio - Class I..............................     54,299    3,520,479
Van Kampen LIT Enterprise Portfolio - Class I...................................    499,151    3,237,062
Van Kampen LIT Government Portfolio - Class I...................................    430,954    1,791,852
Van Kampen LIT Growth and Income Portfolio - Class I............................  2,137,212    9,664,812
Van Kampen LIT Money Market Portfolio - Class I.................................    917,664    1,668,963
Van Kampen Reserve Fund.........................................................      4,195       17,329
Vanguard VIF High Yield Bond Portfolio..........................................         15           23
Vanguard VIF REIT Index Portfolio...............................................         23           29
WM VT Balanced Portfolio........................................................  6,561,224   30,936,628
WM VT Conservative Balanced Portfolio...........................................  1,248,074    2,368,569
WM VT Conservative Growth Portfolio.............................................  2,896,558   24,450,742
WM VT Equity Income Fund........................................................  3,299,840    3,109,509

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note C - Security Purchases and Sales - Continued

For the period ended September 30, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                  Cost of   Proceeds from
Divisions                                                                        Purchases      Sales
---------                                                                        ---------- -------------
WM VT Flexible Income Portfolio................................................. $2,631,062  $7,300,753
WM VT Growth & Income Fund......................................................    828,265   6,245,028
WM VT Growth Fund...............................................................    373,659   7,380,374
WM VT Income Fund...............................................................  1,990,476   3,590,712
WM VT International Growth Fund.................................................    658,938   1,324,317
WM VT Mid Cap Stock Fund........................................................    992,039   1,258,836
WM VT Money Market Fund.........................................................  4,438,866   5,932,755
WM VT Short Term Income Fund....................................................    350,853   1,830,527
WM VT Small Cap Growth Fund.....................................................    449,189   2,208,971
WM VT Strategic Growth Portfolio................................................    684,821   8,673,428
WM VT U.S. Government Securities Fund...........................................  1,096,634   3,948,962
WM VT West Coast Equity Fund....................................................  1,040,499   3,579,862

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note D - Investments

The following is a summary of fund shares owned as of September 30, 2005.

                                                                                      Net Asset Value of Shares at Cost of Shares
Divisions                                                                     Shares    Value       Fair Value          Held
---------                                                                     ------- --------- ------------------ --------------
AIM V.I. International Growth Fund - Series I................................ 110,548  $ 21.98      $2,429,838       $1,996,396
AIM V.I. Premier Equity Fund - Series I...................................... 295,283    21.92       6,472,606        7,704,381
Alger American Leveraged AllCap Portfolio - Class O Shares...................       6    33.19             197              177
Alger American MidCap Growth Portfolio - Class O Shares......................       9    21.69             203              182
American Century VP Inflation Protection Fund - Class II.....................      18    10.44             186              183
American Century VP Value Fund - Class I..................................... 344,505     7.90       2,721,590        2,498,665
Credit Suisse Small Cap Growth Portfolio.....................................  45,220    15.21         687,795          557,744
Dreyfus IP MidCap Stock Portfolio - Initial shares...........................  58,495    18.75       1,096,778          865,949
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares..........  89,349    25.33       2,263,211        2,864,753
Dreyfus VIF Developing Leaders Portfolio - Initial shares....................  86,992    43.04       3,744,149        3,149,660
Dreyfus VIF Quality Bond Portfolio - Initial shares.......................... 507,003    11.34       5,749,409        5,840,702
Evergreen VA High Income Fund - Class 1...................................... 494,456    10.87       5,374,736        5,002,118
Evergreen VA Strategic Income Fund - Class 1.................................       1    10.73               6                6
Fidelity VIP Asset Manager Portfolio - Initial Class.........................   8,334    14.67         122,258          118,648
Fidelity VIP Asset Manager Portfolio - Service Class 2.......................  73,333    14.46       1,060,393          976,115
Fidelity VIP Contrafund Portfolio - Service Class 2.......................... 119,560    29.56       3,534,208        2,604,367
Fidelity VIP Equity-Income Portfolio - Service Class 2....................... 150,688    24.44       3,682,811        3,178,166
Fidelity VIP Growth Portfolio - Service Class 2..............................  76,193    32.27       2,458,759        2,152,483
Fidelity VIP Index 500 Portfolio - Initial Class.............................     532   139.01          73,991           68,326
Fidelity VIP Mid Cap Portfolio - Service Class 2.............................       7    33.35             235              180
Fidelity VIP Overseas Portfolio - Initial Class..............................   1,628    18.95          30,858           27,232
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2......      13    16.49             212              177
Franklin Templeton - Franklin U.S. Government Fund - Class 2.................      15    12.50             183              182
Franklin Templeton - Mutual Shares Securities Fund - Class 2.................      12    17.63             204              176
Franklin Templeton - Templeton Foreign Securities Fund - Class 2............. 106,023    15.27       1,618,972        1,280,180
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2........ 100,163    20.60       2,063,354        1,786,990
Goldman Sachs Capital Growth Fund............................................  15,541    10.36         161,008          145,889
Janus Aspen Series International Growth Portfolio - Service Shares...........  14,044    32.32         453,888          314,383
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares.................  31,502    27.40         863,144          604,587
Janus Aspen Series Worldwide Growth Portfolio - Service Shares...............  19,580    26.93         527,299          525,413
JPMorgan Mid Cap Value Portfolio.............................................       8    27.55             212              178
JPMorgan Small Company Portfolio.............................................  29,789    15.86         472,451          425,752
LEVCO Equity Value Fund......................................................   5,889    11.28          66,429           56,611
MFS VIT Capital Opportunities Series - Initial Class......................... 114,670    13.42       1,538,874        1,408,191
MFS VIT Emerging Growth Series - Initial Class............................... 259,617    18.35       4,763,976        5,448,419
MFS VIT New Discovery Series - Initial Class.................................  45,302    15.08         683,157          608,307
MFS VIT Research Series - Initial Class......................................  59,380    16.03         951,858          793,523
Neuberger Berman AMT Balanced Portfolio - Class I............................     838    10.27           8,605            7,622
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I......................  43,349    19.61         850,069          620,373
Oppenheimer Balanced Fund/VA - Non-Service Shares............................      12    17.18             199              185
Oppenheimer Global Securities Fund/VA - Non-Service Shares...................       7    31.90             221              177
PIMCO VIT Real Return Portfolio - Administrative Class....................... 334,193    13.01       4,347,847        3,943,635
PIMCO VIT Short-Term Portfolio - Administrative Class........................ 123,112    10.06       1,238,505        1,237,620
PIMCO VIT Total Return Portfolio - Administrative Class...................... 369,431    10.49       3,875,326        3,766,923

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note D - Investments - Continued

The following is a summary of fund shares owned as of September 30, 2005.

                                                                                      Net Asset Value of Shares Cost of Shares
Divisions                                                                    Shares     Value    at Fair Value       Held
---------                                                                  ---------- --------- --------------- --------------
Pioneer Fund VCT Portfolio - Class I......................................     81,890  $21.11    $  1,728,699    $  1,648,123
Pioneer Growth Opportunities VCT Portfolio - Class I......................    101,162   25.05       2,534,100       2,339,587
Putnam VT Diversified Income Fund - Class IB..............................         22    8.72             193             189
Putnam VT Growth and Income Fund - Class IB...............................    106,969   25.83       2,763,008       2,352,870
Putnam VT International Growth and Income Fund - Class IB.................     54,506   14.63         797,428         562,516
Royce Small-Cap Portfolio.................................................    153,710    9.59       1,474,076       1,176,861
SunAmerica - Aggressive Growth Portfolio - Class 1........................         19   11.02             209             176
SunAmerica - SunAmerica Balanced Portfolio - Class 1......................         13   14.11             186             178
UIF Core Plus Fixed Income Portfolio - Class I............................    252,887   11.40       2,882,913       2,841,601
UIF Emerging Markets Equity Portfolio - Class I...........................    164,711   13.75       2,264,778       1,302,826
UIF Equity Growth Portfolio - Class I.....................................    619,731   14.67       9,091,455      10,954,408
UIF Global Value Equity Portfolio - Class I...............................    345,998   14.62       5,058,491       4,357,566
UIF High Yield Portfolio - Class I........................................    690,873    6.76       4,670,299       4,683,061
UIF International Magnum Portfolio - Class I..............................    283,153   11.88       3,363,853       3,327,271
UIF U.S. Mid Cap Value Portfolio - Class I................................    660,803   18.23      12,046,440       9,878,858
UIF U.S. Real Estate Portfolio - Class I..................................    184,768   22.13       4,088,922       2,548,204
UIF Value Portfolio - Class I.............................................    677,116   13.92       9,425,461       8,271,660
VALIC Company I - Blue Chip Growth Fund...................................     13,433    8.64         116,062         107,257
VALIC Company I - Health Sciences Fund....................................      4,943   10.87          53,736          48,870
VALIC Company I - Income & Growth Fund....................................      5,246   10.27          53,876          48,473
VALIC Company I - International Equities Fund.............................    122,748    8.50       1,043,360         875,475
VALIC Company I - Mid Cap Index Fund......................................    258,731   22.98       5,945,641       4,637,053
VALIC Company I - Money Market I Fund.....................................  8,024,762    1.00       8,024,762       8,024,762
VALIC Company I - Nasdaq-100 Index Fund...................................    126,667    4.44         562,401         521,336
VALIC Company I - Science & Technology Fund...............................     37,330   11.62         433,770         381,518
VALIC Company I - Small Cap Index Fund....................................     55,450   16.44         911,602         765,743
VALIC Company I - Social Awareness Fund...................................        142   19.76           2,808           3,276
VALIC Company I - Stock Index Fund........................................    219,852   33.22       7,303,475       7,442,135
Van Kampen Comstock Fund..................................................    277,677   18.33       5,089,812       4,277,740
Van Kampen Corporate Bond Fund............................................     46,568    6.66         310,142         306,719
Van Kampen High Yield Fund................................................  1,665,336    3.57       5,945,251       8,155,294
Van Kampen LIT Emerging Growth Portfolio - Class I........................    527,540   27.44      14,475,708      24,356,981
Van Kampen LIT Enterprise Portfolio - Class I.............................  1,261,140   14.04      17,706,405      25,920,509
Van Kampen LIT Government Portfolio - Class I.............................    881,314    9.35       8,240,290       8,232,058
Van Kampen LIT Growth and Income Portfolio - Class I......................  2,287,534   20.16      46,116,689      36,540,804
Van Kampen LIT Money Market Portfolio - Class I...........................  3,496,277    1.00       3,496,277       3,496,277
Van Kampen Reserve Fund...................................................    273,361    1.00         273,361         273,361
Vanguard VIF High Yield Bond Portfolio....................................         22    8.48             191             188
Vanguard VIF REIT Index Portfolio.........................................         12   19.92             241             197
WM VT Balanced Portfolio.................................................. 15,199,348   16.34     248,357,350     219,814,396
WM VT Conservative Balanced Portfolio.....................................  1,129,525   11.86      13,396,169      11,652,327
WM VT Conservative Growth Portfolio....................................... 10,281,265   17.35     178,379,942     163,586,563
WM VT Equity Income Fund..................................................  1,474,574   17.27      25,465,898      19,300,439
WM VT Flexible Income Portfolio...........................................  3,517,842   13.91      48,933,181      43,334,420
WM VT Growth & Income Fund................................................  2,210,852   17.99      39,773,233      39,397,086

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note D - Investments - Continued

The following is a summary of fund shares owned as of September 30, 2005.

                                                                            Net Asset Value of Shares at Cost of Shares
Divisions                                                          Shares     Value       Fair Value          Held
---------                                                         --------- --------- ------------------ --------------
WM VT Growth Fund................................................ 3,024,721  $13.47      $40,742,996      $59,018,122
WM VT Income Fund................................................ 1,875,182   10.62       19,914,436       19,333,951
WM VT International Growth Fund..................................   614,430   13.75        8,448,408        7,337,445
WM VT Mid Cap Stock Fund.........................................   412,711   16.76        6,917,031        5,610,890
WM VT Money Market Fund.......................................... 9,044,875    1.00        9,044,875        9,044,875
WM VT Short Term Income Fund..................................... 2,889,060    2.51        7,251,541        7,353,360
WM VT Small Cap Growth Fund...................................... 1,074,526    9.60       10,315,452       10,276,235
WM VT Strategic Growth Portfolio................................. 3,008,198   19.13       57,546,832       53,698,896
WM VT U.S. Government Securities Fund............................ 1,965,979   10.41       20,465,843       20,925,241
WM VT West Coast Equity Fund..................................... 1,076,280   21.23       22,849,429       18,039,199

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units

Summary of Changes in Units for the period ended September 30, 2005.

                                                   Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                          Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                          ------------ -------------- ------------- ------------- ------------
AIM V.I. International Growth Fund - Series I
   Platinum Investor..............................       192        (37,628)        --            --          (37,436)
   Platinum Investor Immediate VA.................        --             --         --            (2)              (2)
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor..............................     1,043       (208,893)        --            --         (207,850)
   Platinum Investor Immediate VA.................        --             --         --            (2)              (2)
Alger American Leveraged AllCap Portfolio -
  Class O Shares
   Platinum Investor Immediate VA.................        --             --         --            (2)              (2)
Alger American MidCap Growth Portfolio - Class O
  Shares
   Platinum Investor Immediate VA.................        --             --         --            (2)              (2)
American Century VP Inflation Protection Fund -
  Class II
   Platinum Investor Immediate VA.................        --             --         --            (3)              (3)
American Century VP Value Fund - Class I
   Platinum Investor..............................    23,833        (24,712)        --            --             (879)
   Platinum Investor Immediate VA.................        --             --         --            (2)              (2)
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor..............................        --         (7,582)        --            --           (7,582)
   Platinum Investor Immediate VA.................        --             --         --            (2)              (2)
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor..............................       138        (12,255)        --            --          (12,117)
   Platinum Investor Immediate VA.................        --             --         --            (2)              (2)
The Dreyfus Socially Responsible Growth Fund,
  Inc. - Initial shares
   Platinum Investor..............................       111       (118,767)        --            --         (118,656)
Dreyfus VIF Developing Leaders Portfolio -
  Initial shares
   Platinum Investor..............................     1,471        (76,912)        --            --          (75,441)
   Platinum Investor Immediate VA.................        --             --         --            (2)              (2)
Dreyfus VIF Quality Bond Portfolio - Initial
  shares
   Platinum Investor..............................     1,390        (98,245)        --            --          (96,855)
   Platinum Investor Immediate VA.................        --             --         --            (3)              (3)
Evergreen VA High Income Fund - Class 1
   Select Reserve.................................        --        (48,195)        --            --          (48,195)
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve.................................        --         (4,473)        --            --           (4,473)
Fidelity VIP Asset Manager Portfolio - Initial
  Class
   Variety Plus...................................        --         (7,955)        --            --           (7,955)
Fidelity VIP Asset Manager Portfolio - Service
  Class 2
   Platinum Investor..............................       254        (12,462)        --            --          (12,208)
   Platinum Investor Immediate VA.................        --             --         --            (3)              (3)
Fidelity VIP Contrafund Portfolio - Service
  Class 2
   Platinum Investor..............................    34,478        (90,677)        --            --          (56,199)
   Platinum Investor Immediate VA.................        --             --         --            (2)              (2)
Fidelity VIP Equity-Income Portfolio - Service
  Class 2
   Platinum Investor..............................     5,163        (49,336)        --            --          (44,173)
   Platinum Investor Immediate VA.................        --             --         --            (2)              (2)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor........................................     5,047        (43,214)        --            --          (38,167)
   Platinum Investor Immediate VA...........................        --             --         --            (2)              (2)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus.............................................        --         (3,263)        --            --           (3,263)
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA...........................        --             --         --            (2)              (2)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus.............................................        --         (2,355)        --            --           (2,355)
Franklin Templeton - Franklin Small Cap Value Securities
  Fund - Class 2
   Platinum Investor Immediate VA...........................        --             --         --            (2)              (2)
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA...........................        --             --         --            (3)              (3)
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA...........................        --             --         --            (2)              (2)
Franklin Templeton - Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor........................................       199        (37,866)        --            --          (37,667)
   Platinum Investor Immediate VA...........................        --             --         --            (2)              (2)
Franklin Templeton - Templeton Global Asset Allocation Fund
  - Class 2
   Platinum Investor........................................    14,351        (17,548)        --            --           (3,197)
Goldman Sachs Capital Growth Fund
   Platinum Investor........................................        --         (1,962)        --            --           (1,962)
Janus Aspen Series International Growth Portfolio - Service
  Shares
   Platinum Investor........................................     4,417         (6,330)        --            --           (1,913)
   Platinum Investor Immediate VA...........................        --             --         --            (2)              (2)
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor........................................       260        (38,702)        --            --          (38,442)
   Platinum Investor Immediate VA...........................        --             --         --            (2)              (2)
Janus Aspen Series Worldwide Growth Portfolio - Service
  Shares
   Platinum Investor........................................       142        (34,589)        --            --          (34,447)
   Platinum Investor Immediate VA...........................        --             --         --            (3)              (3)
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA...........................        --             --         --            (2)              (2)
JPMorgan Small Company Portfolio
   Platinum Investor........................................    10,023         (8,710)        --            --            1,313
   Platinum Investor Immediate VA...........................        --             --         --            (2)              (2)
LEVCO Equity Value Fund
   Select Reserve...........................................        --             --         --            --               --
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor........................................     2,441        (32,769)        --            --          (30,328)
   Platinum Investor Immediate VA...........................        --             --         --            (2)              (2)
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor........................................     1,766       (145,759)        --            --         (143,993)
   Platinum Investor Immediate VA...........................        --             --         --            (2)              (2)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
MFS VIT New Discovery Series - Initial Class
   Platinum Investor........................................     2,597       (17,360)         --            --         (14,763)
   Platinum Investor Immediate VA...........................        --            --          --            (2)             (2)
MFS VIT Research Series - Initial Class
   Platinum Investor........................................     5,595       (14,108)         --            --          (8,513)
   Platinum Investor Immediate VA...........................        --            --          --            (2)             (2)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus.............................................        --        (1,118)         --            --          (1,118)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor........................................     8,026       (16,836)         --            --          (8,810)
   Platinum Investor Immediate VA...........................        --            --          --            (2)             (2)
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus.............................................        --        (1,143)         --            --          (1,143)
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA...........................        --            --          --            (3)             (3)
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA...........................        --            --          --            (2)             (2)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor........................................     6,478       (32,437)         --            --         (25,959)
   Platinum Investor Immediate VA...........................        --            --          --            (2)             (2)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor........................................     2,988        (6,881)         --            --          (3,893)
   Platinum Investor Immediate VA...........................        --            --          --            (3)             (3)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor........................................     9,984       (43,022)         --            --         (33,038)
   Platinum Investor Immediate VA...........................        --            --          --            (3)             (3)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor........................................        16       (43,428)         --            --         (43,412)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor........................................       496       (78,618)         --            --         (78,122)
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA...........................        --            --          --            (3)             (3)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor........................................     3,524       (21,364)         --            --         (17,840)
   Platinum Investor Immediate VA...........................        --            --          --            (2)             (2)
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor........................................     8,054        (5,872)         --            --           2,182
   Platinum Investor Immediate VA...........................        --            --          --            (2)             (2)
Royce Small-Cap Portfolio
   Select Reserve...........................................    28,081          (959)         --            --          27,122
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA...........................        --            --          --            (2)             (2)
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA...........................        --            --          --            (3)             (3)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                                        Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                               Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                               ------------ -------------- ------------- ------------- ------------
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS.........................................    20,119       (107,984)        --             --         (87,865)
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS.........................................       258        (56,564)        --           (577)        (56,883)
UIF Equity Growth Portfolio - Class I
   GENERATIONS.........................................     1,296       (269,085)        --             --        (267,789)
   Platinum Investor...................................       403        (83,716)        --             --         (83,313)
   Platinum Investor Immediate VA......................        --             --         --             (2)             (2)
UIF Global Value Equity Portfolio - Class I
   GENERATIONS.........................................     1,756       (157,267)        --           (393)       (155,904)
UIF High Yield Portfolio - Class I
   GENERATIONS.........................................       129       (159,393)        --             --        (159,264)
   Platinum Investor...................................     2,208        (18,284)        --             --         (16,076)
   Platinum Investor Immediate VA......................        --             --         --             (3)             (3)
UIF International Magnum Portfolio - Class I
   GENERATIONS.........................................       359       (133,625)        --           (436)       (133,702)
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS.........................................    14,503       (266,486)        --           (359)       (252,342)
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS.........................................     8,991        (76,857)        --             --         (67,866)
UIF Value Portfolio - Class I
   GENERATIONS.........................................    18,508       (301,088)        --           (423)       (283,003)
VALIC Company I - Blue Chip Growth Fund
   Select Reserve......................................     4,170         (2,090)        --             --           2,080
VALIC Company I - Health Sciences Fund
   Select Reserve......................................        --         (2,008)        --             --          (2,008)
VALIC Company I - Income & Growth Fund
   Select Reserve......................................        --             --         --             --              --
VALIC Company I - International Equities Fund
   Platinum Investor...................................     3,852        (14,055)        --             --         (10,203)
   Platinum Investor Immediate VA......................        --             --         --             (3)             (3)
   Select Reserve......................................     4,523         (2,294)        --             --           2,229
   VAriety Plus........................................        --            (21)        --             --             (21)
VALIC Company I - Mid Cap Index Fund
   Platinum Investor...................................     1,232        (75,966)        --             --         (74,734)
   Platinum Investor Immediate VA......................        --             --         --             (2)             (2)
   Select Reserve......................................     9,402         (1,667)        --             --           7,735
VALIC Company I - Money Market I Fund
   Platinum Investor...................................    36,521        (49,533)        --             --         (13,012)
   Select Reserve......................................        --       (109,066)        --             --        (109,066)
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor...................................     2,259        (57,770)        --             --         (55,511)
   Platinum Investor Immediate VA......................        --             --         --             (2)             (2)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
VALIC Company I - Science & Technology Fund
   Platinum Investor........................................       869        (29,280)          --            --        (28,411)
   Platinum Investor Immediate VA...........................        --             --           --            (2)            (2)
VALIC Company I - Small Cap Index Fund
   Platinum Investor........................................       122        (12,851)          --            --        (12,729)
   Platinum Investor Immediate VA...........................        --             --           --            (2)            (2)
VALIC Company I - Social Awareness Fund
   VAriety Plus.............................................        --             (1)          --            --             (1)
VALIC Company I - Stock Index Fund
   Platinum Investor........................................     4,398       (198,455)          --            --       (194,057)
   Platinum Investor Immediate VA...........................        --             --           --            (2)            (2)
   Select Reserve...........................................     2,149             --           --            --          2,149
   VAriety Plus.............................................        --         (3,593)          --            --         (3,593)
Van Kampen Comstock Fund
   Other Contracts..........................................        --        (45,286)          --          (151)       (45,437)
Van Kampen Corporate Bond Fund
   Other Contracts..........................................        --           (627)          --            --           (627)
Van Kampen High Yield Fund
   Other Contracts..........................................       239        (91,575)          --            --        (91,336)
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS..............................................     1,275       (295,743)          --        (1,845)      (296,313)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS..............................................       381       (158,486)          --          (128)      (158,233)
   Other Contracts (Deferred Load, Non-Qualified)...........     1,791        (29,438)          --          (188)       (27,835)
   Other Contracts (Deferred Load, Qualified)...............        --             --           --            --             --
   Other Contracts (Non-Qualified)..........................        --         (7,775)          --          (733)        (8,508)
   VAriety Plus.............................................        --        (13,648)          --            --        (13,648)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS..............................................       113       (115,072)          --            --       (114,959)
   Other Contracts (Deferred Load, Non-Qualified)...........        --        (20,464)          --          (172)       (20,636)
   Other Contracts (Deferred Load, Qualified)...............        --             --           --          (576)          (576)
   Other Contracts (Non-Qualified)..........................        --         (6,210)          --            --         (6,210)
   VAriety Plus.............................................        --        (27,422)          --            --        (27,422)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS..............................................     7,787       (834,904)          --            --       (827,117)
   Platinum Investor........................................    18,957        (38,539)          --            --        (19,582)
   Platinum Investor Immediate VA...........................        --             --           --            (2)            (2)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS..............................................    70,479       (154,513)          --            --        (84,034)
   Other Contracts (Deferred Load, Non-Qualified)...........    35,021        (40,342)          --        (2,852)        (8,173)
   Other Contracts (Deferred Load, Qualified)...............        --             --           --           (59)           (59)
   Other Contracts (Non-Qualified)..........................        --             --        6,435        (7,836)        (1,401)
Van Kampen Reserve Fund
   Other Contracts..........................................        --         (3,253)          --          (534)        (3,787)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA...........................        --              --        --            (3)               (3)
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA...........................        --              --        --            (2)               (2)
WM VT Balanced Portfolio
   WM Advantage.............................................    91,508      (1,493,610)       --            --        (1,402,102)
   WM Strategic Asset Manager...............................   158,744      (2,994,194)       --            --        (2,835,450)
WM VT Conservative Balanced Portfolio
   WM Advantage.............................................     6,793         (39,120)       --            --           (32,327)
   WM Strategic Asset Manager...............................    93,570        (287,362)       --            --          (193,792)
WM VT Conservative Growth Portfolio
   WM Advantage.............................................    11,709      (2,654,738)       --            --        (2,643,029)
   WM Strategic Asset Manager...............................    30,223      (2,102,435)       --            --        (2,072,212)
WM VT Equity Income Fund
   WM Advantage.............................................   185,658         (34,847)       --            --           150,811
   WM Strategic Asset Manager...............................   245,177        (270,028)       --            --           (24,851)
WM VT Flexible Income Portfolio
   WM Advantage.............................................    19,420         (68,082)       --            --           (48,662)
   WM Strategic Asset Manager...............................    20,070        (780,525)       --            --          (760,455)
WM VT Growth & Income Fund
   WM Advantage.............................................    11,962        (785,802)       --            --          (773,840)
   WM Strategic Asset Manager...............................    13,622        (583,093)       --            --          (569,471)
WM VT Growth Fund
   WM Advantage.............................................    18,215      (1,019,928)       --            --        (1,001,713)
   WM Strategic Asset Manager...............................     3,091        (633,281)       --            --          (630,190)
WM VT Income Fund
   WM Advantage.............................................     2,744        (766,097)       --            --          (763,353)
   WM Strategic Asset Manager...............................    39,037        (207,272)       --            --          (168,235)
WM VT International Growth Fund
   WM Advantage.............................................     4,280        (477,091)       --            --          (472,811)
   WM Strategic Asset Manager...............................    60,066         (60,803)       --            --              (737)
WM VT Mid Cap Stock Fund
   WM Advantage.............................................        --         (56,146)       --            --           (56,146)
   WM Strategic Asset Manager...............................     9,137         (80,856)       --            --           (71,719)
WM VT Money Market Fund
   WM Advantage.............................................   401,021        (684,906)       --            --          (283,885)
   WM Strategic Asset Manager...............................   108,716        (317,181)       --            --          (208,465)
WM VT Short Term Income Fund
   WM Advantage.............................................     2,082        (589,976)       --            --          (587,894)
   WM Strategic Asset Manager...............................        --        (129,613)       --            --          (129,613)
WM VT Small Cap Growth Fund
   WM Advantage.............................................    20,606        (550,904)       --            --          (530,298)
   WM Strategic Asset Manager...............................       589        (122,509)       --            --          (121,920)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
WM VT Strategic Growth Portfolio
   WM Advantage.............................................       --        (295,326)        --            --         (295,326)
   WM Strategic Asset Manager...............................    4,074        (775,424)        --            --         (771,350)
WM VT U.S. Government Securities Fund
   WM Advantage.............................................    2,993        (773,342)        --            --         (770,349)
   WM Strategic Asset Manager...............................      953        (357,472)        --            --         (356,519)
WM VT West Coast Equity Fund
   WM Advantage.............................................    2,279        (178,357)        --            --         (176,078)
   WM Strategic Asset Manager...............................    4,609        (228,965)        --            --         (224,356)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
AIM V.I. International Growth Fund - Series I
   Platinum Investor........................................       725        (46,306)        --            --          (45,581)
   Platinum Investor Immediate VA...........................        --             --         19            --               19
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor........................................     3,863       (176,100)        --            --         (172,237)
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA...........................        --             --         19            --               19
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA...........................        --             --         20            --               20
American Century VP Value Fund - Class I
   Platinum Investor........................................    14,326        (31,770)        --            --          (17,444)
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor........................................    13,030        (12,789)        --            --              241
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor........................................     8,139        (15,126)        --            --           (6,987)
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Dreyfus Socially Responsible Growth Fund - Initial shares
   Platinum Investor........................................     1,837        (77,965)        --            --          (76,128)
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor........................................     1,659        (65,982)        --            --          (64,323)
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor........................................       550        (76,880)        --            --          (76,330)
   Platinum Investor Immediate VA...........................        --             --         20            --               20
Evergreen VA High Income Fund - Class 1
   Select Reserve...........................................     5,353           (438)        --            --            4,915
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve...........................................     4,871           (398)        --            --            4,473
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus.............................................     3,037         (3,093)        --            --              (56)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor........................................    15,585        (12,014)        --            --            3,571
   Platinum Investor Immediate VA...........................        --             --         20            --               20
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor........................................    81,333        (66,631)        --            --           14,702
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor........................................    12,049        (47,482)        --            --          (35,433)
   Platinum Investor Immediate VA...........................        --             --         19            --               19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor........................................     1,817        (56,837)        --            --          (55,020)
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus.............................................        --           (681)        --            --             (681)
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus.............................................     2,638         (2,714)        --            --              (76)
Franklin Templeton - Franklin Small Cap Value Securities
  Fund - Class 2
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA...........................        --             --         20            --               20
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Franklin Templeton - Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor........................................     3,247         (9,428)        --            --           (6,181)
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Franklin Templeton - Templeton Global Asset Allocation Fund
  - Class 2
   Platinum Investor........................................     6,721        (14,702)        --            --           (7,981)
Goldman Sachs Capital Growth Fund
   Platinum Investor........................................        --         (1,781)        --            --           (1,781)
Janus Aspen Series International Growth Portfolio - Service
  Shares
   Platinum Investor........................................     5,528         (2,552)        --            --            2,976
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor........................................    15,622        (24,767)        --            --           (9,145)
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Janus Aspen Series Worldwide Growth Portfolio - Service
  Shares
   Platinum Investor........................................       799        (14,644)        --            --          (13,845)
   Platinum Investor Immediate VA...........................        --             --         20            --               20
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA...........................        --             --         19            --               19
JPMorgan Small Company Portfolio
   Platinum Investor........................................     9,787         (2,396)        --            --            7,391
   Platinum Investor Immediate VA...........................        --             --         19            --               19
LEVCO Equity Value Fund
   Select Reserve...........................................     5,749         (1,813)        --            --            3,936
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor........................................    10,022        (42,606)        --            --          (32,584)
   Platinum Investor Immediate VA...........................        --             --         19            --               19
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor........................................     4,492       (121,479)        --            --         (116,987)
   Platinum Investor Immediate VA...........................        --             --         19            --               19

`AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
MFS VIT New Discovery Series - Initial Class
   Platinum Investor........................................     4,686        (12,479)        --            --           (7,793)
   Platinum Investor Immediate VA...........................        --             --         19            --               19
MFS VIT Research Series - Initial Class
   Platinum Investor........................................     9,884        (24,273)        --            --          (14,389)
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Navellier Growth Portfolio
   Select Reserve...........................................    (2,294)      (368,575)        --            --         (370,869)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus.............................................     2,659         (2,665)        --            --               (6)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor........................................     8,687        (12,237)        --            --           (3,550)
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus.............................................     1,915         (1,920)        --            --               (5)
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA...........................        --             --         20            --               20
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA...........................        --             --         19            --               19
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor........................................     2,292        (39,264)        --            --          (36,972)
   Platinum Investor Immediate VA...........................        --             --         20            --               20
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor........................................     1,473         (9,843)        --            --           (8,370)
   Platinum Investor Immediate VA...........................        --             --         20            --               20
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor........................................       758        (51,051)        --            --          (50,293)
   Platinum Investor Immediate VA...........................        --             --         20            --               20
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor........................................   211,516         (3,152)        --            --          208,364
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor........................................   327,571        (13,009)        --            --          314,562
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA...........................        --             --         20            --               20
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor........................................    17,229        (28,680)        --            --          (11,451)
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor........................................    10,921         (4,644)        --            --            6,277
   Platinum Investor Immediate VA...........................        --             --         19            --               19
Royce Small-Cap Portfolio
   Select Reserve...........................................    16,260             --         --            --           16,260
Safeco RST Core Equity Portfolio
   Platinum Investor........................................       145       (332,154)        --            --         (332,009)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
Safeco RST Growth Opportunities Portfolio
   Platinum Investor........................................     1,038       (300,570)        --             --        (299,532)
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA...........................        --             --         19             --              19
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA...........................        --             --         20             --              20
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS..............................................     1,652        (68,506)        --             --         (66,854)
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS..............................................    19,943        (37,071)        --           (597)        (17,725)
UIF Equity Growth Portfolio - Class I
   GENERATIONS..............................................    44,024       (205,979)        --             --        (161,955)
   Platinum Investor........................................       814        (42,357)        --             --         (41,543)
   Platinum Investor Immediate VA...........................        --             --         19             --              19
UIF Global Value Equity Portfolio - Class I
   GENERATIONS..............................................    12,834       (133,977)        --           (407)       (121,550)
UIF High Yield Portfolio - Class I
   GENERATIONS..............................................       232       (197,727)        --             --        (197,495)
   Platinum Investor........................................       179        (18,550)        --             --         (18,371)
   Platinum Investor Immediate VA...........................        --             --         20             --              20
UIF International Magnum Portfolio - Class I
   GENERATIONS..............................................       160       (108,618)        --           (451)       (108,909)
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS..............................................    45,957       (194,549)        --           (372)       (148,964)
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS..............................................    13,007        (40,780)        --             --         (27,773)
UIF Value Portfolio - Class I
   GENERATIONS..............................................    41,798       (243,121)        --           (438)       (201,761)
VALIC Company I - Blue Chip Growth Fund
   Select Reserve...........................................     8,660             --         --             --           8,660
VALIC Company I - Health Sciences Fund
   Select Reserve...........................................     6,632             --         --             --           6,632
VALIC Company I - Income & Growth Fund
   Select Reserve...........................................     4,702             --         --             --           4,702
VALIC Company I - International Equities Fund
   Platinum Investor........................................     4,210        (13,119)        --             --          (8,909)
   Platinum Investor Immediate VA...........................        --             --         20             --              20
   Select Reserve...........................................     7,861             --         --             --           7,861
   VAriety Plus.............................................        --            (48)        --             --             (48)
VALIC Company I - Mid Cap Index Fund
   Platinum Investor........................................     2,116        (60,185)        --             --         (58,069)
   Platinum Investor Immediate VA...........................        --             --         19             --              19
   Select Reserve...........................................     6,927           (302)        --             --           6,625

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
VALIC Company I - Money Market I Fund
   Platinum Investor........................................     2,837       (113,717)        --              --       (110,880)
   Platinum Investor Immediate VA...........................        --             --         --              --             --
   Select Reserve...........................................   182,609       (100,214)        --              --         82,395
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor........................................     8,773        (57,780)        --              --        (49,007)
   Platinum Investor Immediate VA...........................        --             --         19              --             19
VALIC Company I - Science & Technology Fund
   Platinum Investor........................................    11,408        (10,906)        --              --            502
   Platinum Investor Immediate VA...........................        --             --         19              --             19
VALIC Company I - Small Cap Index Fund
   Platinum Investor........................................    18,746         (5,721)        --              --         13,025
   Platinum Investor Immediate VA...........................        --             --         19              --             19
VALIC Company I - Social Awareness Fund
   VAriety Plus.............................................        --             (1)        --              --             (1)
VALIC Company I - Stock Index Fund
   Platinum Investor........................................    11,955       (130,348)        --              --       (118,393)
   Platinum Investor Immediate VA...........................        --             --         19              --             19
   Select Reserve...........................................     9,246           (400)        --              --          8,846
   VAriety Plus.............................................        --            (77)        --              --            (77)
Van Kampen Comstock Fund
   Other Contracts..........................................        --        (35,150)        --            (295)       (35,445)
Van Kampen Corporate Bond Fund
   Other Contracts..........................................        --             --         --              --             --
Van Kampen High Yield Fund
   Other Contracts..........................................       470       (144,262)        --          (5,394)      (149,186)
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS..............................................     1,116       (310,150)        --          (2,848)      (311,882)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS..............................................       639       (166,052)        --            (132)      (165,545)
   Other Contracts (Deferred Load, Non-Qualified)...........       965       (158,131)        --          (1,237)      (158,403)
   Other Contracts (Non-Qualified)..........................        --        (12,079)        --          (1,003)       (13,082)
   VAriety Plus.............................................     1,475        (68,389)        --              --        (66,914)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS..............................................       173       (130,086)        --              --       (129,913)
   Other Contracts (Deferred Load, Non-Qualified)...........        --        (22,472)        --            (259)       (22,731)
   Other Contracts (Deferred Load, Qualified)...............        --             --         --            (788)          (788)
   Other Contracts (Non-Qualified)..........................        --         (9,466)        --              --         (9,466)
   VAriety Plus.............................................        --        (14,041)        --              --        (14,041)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS..............................................    90,858       (750,192)        --              --       (659,334)
   Platinum Investor........................................       142        (18,896)        --              --        (18,754)
   Platinum Investor Immediate VA...........................        --             --         19              --             19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS..............................................    12,512        (126,655)         --             --       (114,143)
   Other Contracts (Deferred Load, Non-Qualified)...........     2,647         (21,847)     14,595         (4,518)        (9,123)
   Other Contracts (Deferred Load, Qualified)...............        --              --          --            (80)           (80)
   Other Contracts (Non-Qualified)..........................        --         (56,973)         --         (2,153)       (59,126)
   VAriety Plus.............................................        --         (32,161)         --             --        (32,161)
Van Kampen Reserve Fund
   Other Contracts..........................................        --        (227,183)         --           (730)      (227,913)
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA...........................        --              --          20             --             20
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA...........................        --              --          20             --             20
WM VT Balanced Portfolio
   WM Advantage.............................................   282,576      (2,748,171)         --        (42,275)    (2,507,870)
   WM Strategic Asset Manager...............................   806,431      (3,432,417)         --             --     (2,625,986)
WM VT Conservative Balanced Portfolio
   WM Advantage.............................................    31,673         (22,698)         --             --          8,975
   WM Strategic Asset Manager...............................   332,589        (203,995)         --             --        128,594
WM VT Conservative Growth Portfolio
   WM Advantage.............................................   608,814      (3,030,239)         --             --     (2,421,425)
   WM Strategic Asset Manager...............................    85,301      (2,760,104)         --             --     (2,674,803)
WM VT Equity Income Fund
   WM Advantage.............................................   136,773         (88,463)         --             --         48,310
   WM Strategic Asset Manager...............................   224,167        (332,487)         --             --       (108,320)
WM VT Flexible Income Portfolio
   WM Advantage.............................................   103,357        (281,169)         --             --       (177,812)
   WM Strategic Asset Manager...............................    75,955      (1,078,430)         --             --     (1,002,475)
WM VT Growth & Income Fund
   WM Advantage.............................................     4,683      (1,158,064)         --             --     (1,153,381)
   WM Strategic Asset Manager...............................     4,983        (906,381)         --             --       (901,398)
WM VT Growth Fund
   WM Advantage.............................................    17,141      (1,347,132)         --           (118)    (1,330,109)
   WM Strategic Asset Manager...............................     2,943        (823,059)         --             --       (820,116)
WM VT Income Fund
   WM Advantage.............................................     9,870      (1,163,161)         --           (460)    (1,153,751)
   WM Strategic Asset Manager...............................    10,485        (463,619)         --             --       (453,134)
WM VT International Growth Fund
   WM Advantage.............................................    11,227        (648,587)         --           (320)      (637,680)
   WM Strategic Asset Manager...............................     9,154         (45,575)         --             --        (36,421)
WM VT Mid Cap Stock Fund
   WM Advantage.............................................    44,973         (36,961)         --             --          8,012
   WM Strategic Asset Manager...............................    54,303         (92,369)         --             --        (38,066)
WM VT Money Market Fund
   WM Advantage.............................................    36,075        (611,393)         --             (5)      (575,323)
   WM Strategic Asset Manager...............................       610        (772,291)         --             --       (771,681)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
WM VT Short Term Income Fund
   WM Advantage.............................................     5,580        (834,358)       --          (5,314)       (834,092)
   WM Strategic Asset Manager...............................    10,710        (111,211)       --              --        (100,501)
WM VT Small Cap Growth Fund
   WM Advantage.............................................    14,117        (676,767)       --            (235)       (662,885)
   WM Strategic Asset Manager...............................       656        (150,900)       --              --        (150,244)
WM VT Strategic Growth Portfolio
   WM Advantage.............................................    84,940        (404,975)       --              --        (320,035)
   WM Strategic Asset Manager...............................    23,678        (852,439)       --              --        (828,761)
WM VT U.S. Government Securities Fund
   WM Advantage.............................................     5,889      (1,236,471)       --            (470)     (1,231,052)
   WM Strategic Asset Manager...............................    33,721      (1,567,546)       --              --      (1,533,825)
WM VT West Coast Equity Fund
   WM Advantage.............................................   254,026         (76,323)       --              --         177,703
   WM Strategic Asset Manager...............................    94,998        (252,539)       --              --        (157,541)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                         Unit
Divisions                                                                         Units  Value  Net Assets
---------                                                                        ------- ------ ----------
2005
AIM V.I. International Growth Fund - Series I
   Platinum Investor............................................................ 210,416 $11.55 $2,429,610
   Platinum Investor Immediate VA...............................................      17  13.02        225
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor............................................................ 849,765   7.62  6,472,411
   Platinum Investor Immediate VA...............................................      17  10.84        187
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA...............................................      17  11.63        195
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA...............................................      17  12.18        202
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA...............................................      17  10.64        186
American Century VP Value Fund - Class I
   Platinum Investor............................................................ 183,182  14.86  2,721,400
   Platinum Investor Immediate VA...............................................      17  10.93        189
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor............................................................  87,588   7.85    687,612
   Platinum Investor Immediate VA...............................................      17  10.57        180
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor............................................................  87,400  12.55  1,096,580
   Platinum Investor Immediate VA...............................................      17  12.06        206
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares
   Platinum Investor............................................................ 313,326   7.22  2,263,214
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor............................................................ 278,976  13.42  3,743,953
   Platinum Investor Immediate VA...............................................      17  11.25        194
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor............................................................ 430,267  13.36  5,749,226
   Platinum Investor Immediate VA...............................................      17  10.71        187
Evergreen VA High Income Fund - Class 1
   Select Reserve............................................................... 766,976   7.01  5,374,733
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve...............................................................      --   7.71         --
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus.................................................................  41,343   2.96    122,244
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor............................................................ 106,478   9.96  1,060,210
   Platinum Investor Immediate VA...............................................      17  10.53        183
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor............................................................ 299,671  11.79  3,533,992
   Platinum Investor Immediate VA...............................................      17  12.39        212
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor............................................................ 333,904  11.03  3,682,611
   Platinum Investor Immediate VA...............................................      17  11.10        192

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                         Unit
Divisions                                                                         Units  Value  Net Assets
---------                                                                        ------- ------ ----------
2005 - Continued
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor............................................................ 366,547 $ 6.71 $2,458,575
   Platinum Investor Immediate VA...............................................      17  10.61        181
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus.................................................................  24,622   3.01     73,993
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA...............................................      17  13.64        233
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus.................................................................  11,913   2.59     30,858
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2
   Platinum Investor Immediate VA...............................................      17  12.28        211
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA...............................................      17  10.47        182
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA...............................................      17  11.75        203
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Platinum Investor............................................................ 140,756  11.50  1,618,759
   Platinum Investor Immediate VA...............................................      17  12.33        213
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor............................................................ 156,274  13.20  2,063,354
Goldman Sachs Capital Growth Fund
   Platinum Investor............................................................  18,061   8.91    161,008
Janus Aspen Series International Growth Portfolio - Service Shares
   Platinum Investor............................................................  49,277   9.21    453,627
   Platinum Investor Immediate VA...............................................      17  14.59        251
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor............................................................ 155,794   5.54    862,935
   Platinum Investor Immediate VA...............................................      17  12.26        209
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Platinum Investor............................................................  82,466   6.39    527,107
   Platinum Investor Immediate VA...............................................      17  10.98        191
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA...............................................      17  12.21        211
JPMorgan Small Company Portfolio
   Platinum Investor............................................................  41,606  11.35    472,251
   Platinum Investor Immediate VA...............................................      17  12.25        208
LEVCO Equity Value Fund
   Select Reserve...............................................................   9,836   6.75     66,428
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor............................................................ 239,569   6.42  1,538,686
   Platinum Investor Immediate VA...............................................      17  10.95        188
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor............................................................ 565,365   8.43  4,763,780
   Platinum Investor Immediate VA...............................................      17  11.43        197

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                         Unit
Divisions                                                                         Units  Value  Net Assets
---------                                                                        ------- ------ ----------
2005 - Continued
MFS VIT New Discovery Series - Initial Class
   Platinum Investor............................................................  83,200 $ 8.21 $  682,965
   Platinum Investor Immediate VA...............................................      17  10.92        187
MFS VIT Research Series - Initial Class
   Platinum Investor............................................................ 124,866   7.62    951,655
   Platinum Investor Immediate VA...............................................      17  11.75        203
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus.................................................................   3,488   2.47      8,605
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor............................................................ 125,183   6.79    849,864
   Platinum Investor Immediate VA...............................................      17  12.28        208
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus.................................................................      --   2.94         --
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA...............................................      17  11.38        198
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA...............................................      17  12.76        219
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor............................................................ 287,705  15.11  4,347,655
   Platinum Investor Immediate VA...............................................      18  10.91        191
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor............................................................ 113,776  10.88  1,238,327
   Platinum Investor Immediate VA...............................................      17  10.21        178
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor............................................................ 301,529  12.85  3,875,138
   Platinum Investor Immediate VA...............................................      17  10.66        186
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor............................................................ 164,952  10.48  1,728,699
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor............................................................ 236,440  10.72  2,534,102
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA...............................................      17  11.03        192
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor............................................................ 263,758  10.47  2,762,820
   Platinum Investor Immediate VA...............................................      17  11.07        193
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor............................................................  65,731  12.13    797,201
   Platinum Investor Immediate VA...............................................      17  12.60        218
Royce Small-Cap Portfolio
   Select Reserve............................................................... 111,671  13.20  1,474,066

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                           Unit
Divisions                                                                          Units   Value  Net Assets
---------                                                                        --------- ------ -----------
2005 - Continued
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA...............................................        17 $12.24 $       208
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA...............................................        17  10.67         186
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS..................................................................   381,619   7.55   2,882,906
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS..................................................................   310,650   7.29   2,264,775
UIF Equity Growth Portfolio - Class I
   GENERATIONS.................................................................. 1,033,441   7.27   7,511,106
   Platinum Investor............................................................   168,069   9.40   1,580,141
   Platinum Investor Immediate VA...............................................        17  11.37         196
UIF Global Value Equity Portfolio - Class I
   GENERATIONS..................................................................   615,871   8.21   5,058,486
UIF High Yield Portfolio - Class I
   GENERATIONS..................................................................   547,923   6.15   3,368,367
   Platinum Investor............................................................   124,291  10.47   1,301,737
   Platinum Investor Immediate VA...............................................        17  10.87         189
UIF International Magnum Portfolio - Class I
   GENERATIONS..................................................................   551,370   6.10   3,363,852
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS.................................................................. 1,071,166  11.25  12,046,436
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS..................................................................   203,430  20.10   4,088,921
UIF Value Portfolio - Class I
   GENERATIONS.................................................................. 1,193,508   7.90   9,425,459
VALIC Company I - Blue Chip Growth Fund
   Select Reserve...............................................................    10,740  10.81     116,062
VALIC Company I - Health Sciences Fund
   Select Reserve...............................................................     4,624  11.62      53,735
VALIC Company I - Income & Growth Fund
   Select Reserve...............................................................     4,702  11.46      53,876
VALIC Company I - International Equities Fund
   Platinum Investor............................................................    80,726   9.78     789,625
   Platinum Investor Immediate VA...............................................        17  12.44         217
   Select Reserve...............................................................    21,722  10.59     229,972
   VAriety Plus.................................................................    16,672   1.41      23,537
VALIC Company I - Mid Cap Index Fund
   Platinum Investor............................................................   326,008  17.06   5,561,491
   Platinum Investor Immediate VA...............................................        17  12.13         209
   Select Reserve...............................................................    25,851  14.85     383,940

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                           Unit
Divisions                                                                          Units   Value  Net Assets
---------                                                                        --------- ------ -----------
2005 - Continued
VALIC Company I - Money Market I Fund
   Platinum Investor............................................................   252,978 $10.84 $ 2,741,055
   Select Reserve...............................................................   887,394   5.95   5,283,697
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor............................................................   121,870   4.61     562,215
   Platinum Investor Immediate VA...............................................        17  10.91         184
VALIC Company I - Science & Technology Fund
   Platinum Investor............................................................   111,761   3.88     433,589
   Platinum Investor Immediate VA...............................................        17  10.64         180
VALIC Company I - Small Cap Index Fund
   Platinum Investor............................................................    69,074  13.19     911,402
   Platinum Investor Immediate VA...............................................        17  11.80         199
VALIC Company I - Social Awareness Fund
   VAriety Plus.................................................................       838   3.35       2,808
VALIC Company I - Stock Index Fund
   Platinum Investor............................................................   714,696   9.07   6,479,404
   Platinum Investor Immediate VA...............................................        17  11.00         191
   Select Reserve...............................................................    61,193   9.75     596,405
   VAriety Plus.................................................................    52,217   4.36     227,460
Van Kampen Comstock Fund
   Other Contracts..............................................................   172,182  29.56   5,089,812
Van Kampen Corporate Bond Fund
   Other Contracts..............................................................    45,301   6.85     310,142
Van Kampen High Yield Fund
   Other Contracts.............................................................. 1,055,485   5.63   5,944,658
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS.................................................................. 1,206,327  12.00  14,475,707
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS..................................................................   722,816  15.91  11,502,955
   Other Contracts (Deferred Load, Non-Qualified)...............................   815,820   6.12   4,996,745
   Other Contracts (Deferred Load, Qualified)...................................     1,236   6.09       7,525
   Other Contracts (Non-Qualified)..............................................    85,588   6.85     586,122
   VAriety Plus.................................................................   198,413   3.09     613,061
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS..................................................................   476,237  12.70   6,050,429
   Other Contracts (Deferred Load, Non-Qualified)...............................   339,885   4.40   1,495,725
   Other Contracts (Deferred Load, Qualified)...................................     7,902   4.65      36,733
   Other Contracts (Non-Qualified)..............................................    93,035   5.03     468,281
   VAriety Plus.................................................................    75,769   2.50     189,108
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS.................................................................. 4,057,404  10.88  44,134,097
   Platinum Investor............................................................   157,558  12.58   1,982,389
   Platinum Investor Immediate VA...............................................        17  12.01         208

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                            Unit
Divisions                                                                          Units    Value   Net Assets
---------                                                                        ---------- ------ ------------
2005 - Continued
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS..................................................................    185,919 $ 9.07 $  1,685,481
   Other Contracts (Deferred Load, Non-Qualified)...............................    487,977   2.61    1,273,322
   Other Contracts (Deferred Load, Qualified)...................................      1,480   2.61        3,863
   Other Contracts (Non-Qualified)..............................................    182,462   2.92      533,526
Van Kampen Reserve Fund
   Other Contracts..............................................................     65,275   4.19      273,357
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA...............................................         17  10.91          190
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA...............................................         18  13.64          240
WM VT Balanced Portfolio
   WM Advantage................................................................. 13,922,707   1.37   19,132,501
   WM Strategic Asset Manager................................................... 25,576,888   8.96  229,224,853
WM VT Conservative Balanced Portfolio
   WM Advantage.................................................................    290,356   1.27      368,140
   WM Strategic Asset Manager...................................................  1,970,387   6.61   13,028,031
WM VT Conservative Growth Portfolio
   WM Advantage................................................................. 16,013,158   1.33   21,325,298
   WM Strategic Asset Manager................................................... 16,926,165   9.28  157,054,683
WM VT Equity Income Fund
   WM Advantage.................................................................    986,937   1.75    1,723,177
   WM Strategic Asset Manager...................................................  2,695,070   8.81   23,742,714
WM VT Flexible Income Portfolio
   WM Advantage.................................................................  1,286,041   1.30    1,673,541
   WM Strategic Asset Manager...................................................  6,105,386   7.74   47,259,634
WM VT Growth & Income Fund
   WM Advantage.................................................................  4,842,995   2.61   12,625,442
   WM Strategic Asset Manager...................................................  4,446,192   6.11   27,147,797
WM VT Growth Fund
   WM Advantage.................................................................  6,246,520   2.96   18,500,349
   WM Strategic Asset Manager...................................................  3,434,348   6.48   22,242,638
WM VT Income Fund
   WM Advantage.................................................................  5,212,998   1.84    9,588,258
   WM Strategic Asset Manager...................................................  1,465,815   7.04   10,326,172
WM VT International Growth Fund
   WM Advantage.................................................................  3,305,025   1.63    5,391,669
   WM Strategic Asset Manager...................................................    523,658   5.84    3,056,741
WM VT Mid Cap Stock Fund
   WM Advantage.................................................................    478,881   1.75      839,412
   WM Strategic Asset Manager...................................................    693,454   8.76    6,077,626
WM VT Money Market Fund
   WM Advantage.................................................................  1,602,896   1.29    2,072,519
   WM Strategic Asset Manager...................................................  1,210,915   5.76    6,972,593

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                           Unit
Divisions                                                                          Units   Value  Net Assets
---------                                                                        --------- ------ -----------
2005 - Continued
WM VT Short Term Income Fund
   WM Advantage................................................................. 2,937,697 $ 1.47 $ 4,304,170
   WM Strategic Asset Manager...................................................   453,223   6.50   2,947,381
WM VT Small Cap Growth Fund
   WM Advantage................................................................. 3,356,304   1.92   6,448,198
   WM Strategic Asset Manager...................................................   654,973   5.90   3,867,259
WM VT Strategic Growth Portfolio
   WM Advantage.................................................................   750,071   1.24     929,583
   WM Strategic Asset Manager................................................... 5,664,748   9.99  56,617,260
WM VT U.S. Government Securities Fund
   WM Advantage................................................................. 4,380,907   1.62   7,112,924
   WM Strategic Asset Manager................................................... 2,044,828   6.53  13,352,915
WM VT West Coast Equity Fund
   WM Advantage.................................................................   707,251   1.60   1,128,547
   WM Strategic Asset Manager................................................... 2,104,741  10.32  21,720,880

2004
AIM V.I. International Growth Fund - Series I
   Platinum Investor............................................................   247,852  10.49   2,600,236
   Platinum Investor Immediate VA...............................................        19  11.75         229
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor............................................................ 1,057,615   7.48   7,907,100
   Platinum Investor Immediate VA...............................................        19  10.57         206
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA...............................................        19  10.69         202
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA...............................................        19  11.24         210
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA...............................................        20  10.51         206
American Century VP Value Fund - Class I
   Platinum Investor............................................................   184,061  14.83   2,729,694
   Platinum Investor Immediate VA...............................................        19  10.84         211
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor............................................................    95,170   7.98     759,174
   Platinum Investor Immediate VA...............................................        19  10.68         204
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor............................................................    99,517  11.86   1,179,958
   Platinum Investor Immediate VA...............................................        19  11.33         218
Dreyfus Socially Responsible Growth Fund - Initial shares
   Platinum Investor............................................................   431,982   7.25   3,132,033
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor............................................................   354,417  13.09   4,638,295
   Platinum Investor Immediate VA...............................................        19  10.91         210

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                         Unit
Divisions                                                                         Units  Value  Net Assets
---------                                                                        ------- ------ ----------
2004 - Continued
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor............................................................ 527,122 $13.24 $6,980,308
   Platinum Investor Immediate VA...............................................      20  10.55        207
Evergreen VA High Income Fund - Class 1
   Select Reserve............................................................... 815,171   6.95  5,665,554
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve...............................................................   4,473   7.77     34,740
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus.................................................................  49,298   2.95    145,308
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor............................................................ 118,686   9.93  1,178,113
   Platinum Investor Immediate VA...............................................      20  10.44        204
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor............................................................ 355,870  10.60  3,773,254
   Platinum Investor Immediate VA...............................................      19  11.08        214
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor............................................................ 378,077  10.87  4,109,039
   Platinum Investor Immediate VA...............................................      19  10.87        211
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor............................................................ 404,714   6.63  2,681,261
   Platinum Investor Immediate VA...............................................      19  10.41        200
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus.................................................................  27,885   2.96     82,545
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA...............................................      19  12.07        232
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus.................................................................  14,268   2.39     34,161
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2
   Platinum Investor Immediate VA...............................................      19  11.54        223
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA...............................................      20  10.34        202
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA...............................................      19  11.00        214
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Platinum Investor............................................................ 178,423  10.79  1,924,576
   Platinum Investor Immediate VA...............................................      19  11.50        223
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor............................................................ 159,471  13.05  2,081,861
Goldman Sachs Capital Growth Fund
   Platinum Investor............................................................  20,023   9.03    180,833
Janus Aspen Series International Growth Portfolio - Service Shares
   Platinum Investor............................................................  51,190   7.70    393,944
   Platinum Investor Immediate VA...............................................      19  12.13        235

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                         Unit
Divisions                                                                         Units  Value  Net Assets
---------                                                                        ------- ------ ----------
2004 - Continued
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor............................................................ 194,236 $ 5.18 $1,005,860
   Platinum Investor Immediate VA...............................................      19  11.40        219
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Platinum Investor............................................................ 116,913   6.34    740,654
   Platinum Investor Immediate VA...............................................      20  10.82        211
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA...............................................      19  11.34        220
JPMorgan Small Company Portfolio
   Platinum Investor............................................................  40,293  11.13    448,424
   Platinum Investor Immediate VA...............................................      19  11.94        228
LEVCO Equity Value Fund
   Select Reserve...............................................................   9,836   6.67     65,653
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor............................................................ 269,897   6.51  1,756,685
   Platinum Investor Immediate VA...............................................      19  11.03        214
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor............................................................ 709,358   8.13  5,764,601
   Platinum Investor Immediate VA...............................................      19  10.96        212
MFS VIT New Discovery Series - Initial Class
   Platinum Investor............................................................  97,963   8.18    800,994
   Platinum Investor Immediate VA...............................................      19  10.81        207
MFS VIT Research Series - Initial Class
   Platinum Investor............................................................ 133,379   7.31    975,133
   Platinum Investor Immediate VA...............................................      19  11.21        217
Navellier Growth Portfolio
   Select Reserve...............................................................      --   6.27         --
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus.................................................................   4,606   2.34     10,790
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor............................................................ 133,993   6.24    835,491
   Platinum Investor Immediate VA...............................................      19  11.21        213
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus.................................................................   1,143   2.56      2,930
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA...............................................      20  10.93        213
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA...............................................      19  11.73        226
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor............................................................ 313,664  14.88  4,666,568
   Platinum Investor Immediate VA...............................................      20  10.67        210

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                           Unit
Divisions                                                                          Units   Value  Net Assets
---------                                                                        --------- ------ ----------
2004 - Continued
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor............................................................   117,669 $10.81 $1,271,751
   Platinum Investor Immediate VA...............................................        20  10.08        197
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor............................................................   334,567  12.70  4,249,720
   Platinum Investor Immediate VA...............................................        20  10.47        205
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor............................................................   208,364  10.22  2,128,595
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor............................................................   314,562  10.28  3,232,917
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA...............................................        20  10.80        211
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor............................................................   281,598  10.26  2,888,580
   Platinum Investor Immediate VA...............................................        19  10.78        210
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor............................................................    63,549  11.21    712,657
   Platinum Investor Immediate VA...............................................        19  11.58        225
Royce Small-Cap Portfolio
   Select Reserve...............................................................    84,549  12.43  1,050,523
Safeco RST Core Equity Portfolio
   Platinum Investor............................................................        --   7.33         --
Safeco RST Growth Opportunities Portfolio
   Platinum Investor............................................................        --  12.85         --
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA...............................................        19  11.36        216
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA...............................................        20  10.63        207
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS..................................................................   469,484   7.41  3,478,305
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS..................................................................   367,533   5.90  2,167,044
UIF Equity Growth Portfolio - Class I
   GENERATIONS.................................................................. 1,301,230   6.85  8,912,553
   Platinum Investor............................................................   251,382   8.86  2,226,436
   Platinum Investor Immediate VA...............................................        19  10.64        206
UIF Global Value Equity Portfolio - Class I
   GENERATIONS..................................................................   771,775   7.98  6,156,289
UIF High Yield Portfolio - Class I
   GENERATIONS..................................................................   707,187   6.18  4,372,988
   Platinum Investor............................................................   140,367  10.53  1,478,195
   Platinum Investor Immediate VA...............................................        20  10.86        212
UIF International Magnum Portfolio - Class I
   GENERATIONS..................................................................   685,072   5.78  3,962,697

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                           Unit
Divisions                                                                          Units   Value  Net Assets
---------                                                                        --------- ------ -----------
2004 - Continued
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS.................................................................. 1,323,508 $10.41 $13,774,539
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS..................................................................   271,296  18.10   4,909,743
UIF Value Portfolio - Class I
   GENERATIONS.................................................................. 1,476,511   7.94  11,730,389
VALIC Company I - Blue Chip Growth Fund
   Select Reserve...............................................................     8,660  10.65      92,226
VALIC Company I - Health Sciences Fund
   Select Reserve...............................................................     6,632  10.76      71,393
VALIC Company I - Income & Growth Fund
   Select Reserve...............................................................     4,702  11.01      51,761
VALIC Company I - International Equities Fund
   Platinum Investor............................................................    90,929   9.00     818,047
   Platinum Investor Immediate VA...............................................        20  11.38         222
   Select Reserve...............................................................    19,493   9.67     188,463
   VAriety Plus.................................................................    16,693   1.30      21,708
VALIC Company I - Mid Cap Index Fund
   Platinum Investor............................................................   400,742  15.86   6,353,763
   Platinum Investor Immediate VA...............................................        19  11.20         216
   Select Reserve...............................................................    18,116  13.71     248,297
VALIC Company I - Money Market I Fund
   Platinum Investor............................................................   265,990  10.75   2,858,757
   Platinum Investor Immediate VA...............................................        --  10.03          --
   Select Reserve...............................................................   996,460   5.86   5,843,492
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor............................................................   177,381   4.73     838,724
   Platinum Investor Immediate VA...............................................        19  11.11         211
VALIC Company I - Science & Technology Fund
   Platinum Investor............................................................   140,172   3.85     539,876
   Platinum Investor Immediate VA...............................................        19  10.50         199
VALIC Company I - Small Cap Index Fund
   Platinum Investor............................................................    81,803  12.91   1,056,149
   Platinum Investor Immediate VA...............................................        19  11.48         217
VALIC Company I - Social Awareness Fund
   VAriety Plus.................................................................       839   3.35       2,810
VALIC Company I - Stock Index Fund
   Platinum Investor............................................................   908,753   8.93   8,119,171
   Platinum Investor Immediate VA...............................................        19  10.78         210
   Select Reserve...............................................................    59,044   9.54     563,097
   VAriety Plus.................................................................    55,810   4.30     239,944
Van Kampen Comstock Fund
   Other Contracts..............................................................   217,619  29.63   6,447,271

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                            Unit
Divisions                                                                          Units    Value   Net Assets
---------                                                                        ---------- ------ ------------
2004 - Continued
Van Kampen Corporate Bond Fund
   Other Contracts..............................................................     45,928 $ 6.76 $    310,362
Van Kampen High Yield Fund
   Other Contracts..............................................................  1,146,821   5.63    6,456,460
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS..................................................................  1,502,640  11.47   17,232,754
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS..................................................................    881,049  15.46   13,623,368
   Other Contracts (Deferred Load, Non-Qualified)...............................    843,655   5.94    5,015,022
   Other Contracts (Deferred Load, Qualified)...................................      1,236   5.91        7,303
   Other Contracts (Non-Qualified)..............................................     94,096   6.62      623,079
   VAriety Plus.................................................................    212,061   3.01      637,357
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS..................................................................    591,196  12.49    7,385,577
   Other Contracts (Deferred Load, Non-Qualified)...............................    360,521   4.32    1,558,305
   Other Contracts (Deferred Load, Qualified)...................................      8,478   4.57       38,707
   Other Contracts (Non-Qualified)..............................................     99,245   4.93      488,816
   VAriety Plus.................................................................    103,191   2.46      253,537
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS..................................................................  4,884,521  10.16   49,614,205
   Platinum Investor............................................................    177,140  11.74    2,080,463
   Platinum Investor Immediate VA...............................................         19  11.14          217
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS..................................................................    269,953   9.00    2,429,021
   Other Contracts (Deferred Load, Non-Qualified)...............................    496,150   2.59    1,283,536
   Other Contracts (Deferred Load, Qualified)...................................      1,539   2.59        3,982
   Other Contracts (Non-Qualified)..............................................    183,863   2.89      531,018
   VAriety Plus.................................................................         --   1.76           --
Van Kampen Reserve Fund
   Other Contracts..............................................................     69,062   4.15      286,496
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA...............................................         20  10.80          211
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA...............................................         20  12.46          246
WM VT Balanced Portfolio
   WM Advantage................................................................. 15,324,809   1.34   20,541,849
   WM Strategic Asset Manager................................................... 28,412,338   8.74  248,381,621
WM VT Conservative Balanced Portfolio
   WM Advantage.................................................................    322,683   1.25      402,275
   WM Strategic Asset Manager...................................................  2,164,179   6.50   14,069,712
WM VT Conservative Growth Portfolio
   WM Advantage................................................................. 18,656,187   1.29   24,131,927
   WM Strategic Asset Manager................................................... 18,998,377   9.01  171,221,900

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                           Unit
Divisions                                                                          Units   Value Net Assets
---------                                                                        --------- ----- -----------
2004 - Continued
WM VT Equity Income Fund
   WM Advantage.................................................................   836,126 $1.63 $ 1,366,522
   WM Strategic Asset Manager................................................... 2,719,921  8.25  22,429,587
WM VT Flexible Income Portfolio
   WM Advantage................................................................. 1,334,703  1.29   1,717,979
   WM Strategic Asset Manager................................................... 6,865,841  7.66  52,568,380
WM VT Growth & Income Fund
   WM Advantage................................................................. 5,616,835  2.63  14,778,005
   WM Strategic Asset Manager................................................... 5,015,663  6.16  30,907,631
WM VT Growth Fund
   WM Advantage................................................................. 7,248,233  2.88  20,870,839
   WM Strategic Asset Manager................................................... 4,064,538  6.30  25,592,873
WM VT Income Fund
   WM Advantage................................................................. 5,976,351  1.83  10,919,109
   WM Strategic Asset Manager................................................... 1,634,050  7.00  11,434,686
WM VT International Growth Fund
   WM Advantage................................................................. 3,777,836  1.51   5,687,400
   WM Strategic Asset Manager...................................................   524,395  5.39   2,824,820
WM VT Mid Cap Stock Fund
   WM Advantage.................................................................   535,027  1.62     864,678
   WM Strategic Asset Manager...................................................   765,173  8.08   6,183,116
WM VT Money Market Fund
   WM Advantage................................................................. 1,886,781  1.28   2,422,674
   WM Strategic Asset Manager................................................... 1,419,380  5.72   8,116,323
WM VT Short Term Income Fund
   WM Advantage................................................................. 3,525,591  1.46   5,156,343
   WM Strategic Asset Manager...................................................   582,836  6.49   3,783,522
WM VT Small Cap Growth Fund
   WM Advantage................................................................. 3,886,602  1.99   7,742,076
   WM Strategic Asset Manager...................................................   776,893  6.12   4,756,101
WM VT Strategic Growth Portfolio
   WM Advantage................................................................. 1,045,397  1.20   1,254,281
   WM Strategic Asset Manager................................................... 6,436,098  9.68  62,275,834
WM VT U.S. Government Securities Fund
   WM Advantage................................................................. 5,151,256  1.61   8,311,717
   WM Strategic Asset Manager................................................... 2,401,347  6.49  15,583,604
WM VT West Coast Equity Fund
   WM Advantage.................................................................   883,329  1.54   1,361,934
   WM Strategic Asset Manager................................................... 2,329,097  9.97  23,224,880

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana St.
Houston TX 77002-5678
Telephone (713) 356 4000

            Report Of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors
American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income, and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and subsidiaries (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain non-traditional long-duration contracts in 2004.

As discussed in Note 17 to the financial statements, the Company has restated its financial statements as of December 31, 2004 and 2003 and for the years then ended.

PRICEWATERHOUSECOOPERS LLP
Houston, Texas
March 29, 2006

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                                                                             December 31
                                                                                                       ------------------------
                                                                                                           2005        2004
                                                                                                       ------------ -----------
                                                                                                                    (Restated)
                                                                                                            (In Thousands)
Assets
Investments:..........................................................................................
   Fixed maturity securities, available for sale, at fair value (amortized cost - $48,882,647 - 2005;
     $46,684,901 - 2004).............................................................................. $ 50,523,762 $49,439,233
   Fixed maturity securities, trading, at fair value (amortized cost - $148,276 - 2005; $8,946 -
     2004)............................................................................................      148,025      11,512
   Equity securities, available for sale, at fair value (cost - $33,457 - 2005; $48,038 - 2004).......       66,361      70,294
   Equity securities, trading, at fair value (cost - $1,000 - 2005; $1,638 - 2004)....................        1,000       6,374
   Mortgage loans on real estate, net of allowance ($4,679 - 2005; $4,964 - 2004).....................    3,694,210   3,324,940
   Policy loans.......................................................................................    1,774,872   1,730,819
   Investment real estate.............................................................................       35,595      37,730
   Partnerships.......................................................................................    2,589,696   2,087,804
   Separate account seed money (cost - $64,000 - 2005; $39,758 - 2004)................................       67,000      41,488
   Securities lending collateral......................................................................    9,743,000   9,286,117
   Short-term investments.............................................................................       84,220      62,913
   Derivative assets..................................................................................       13,190      11,077
                                                                                                       ------------ -----------
Total investments.....................................................................................   68,740,931  66,110,301

Cash and cash equivalents.............................................................................      222,192     257,224
Restricted Cash.......................................................................................       17,705      18,647
Investment in ultimate Parent Company (cost - $8,597 in 2005 and 2004)................................       55,277      53,203
Notes receivable from affiliates......................................................................      753,666     598,045
Indebtedness from affiliates..........................................................................           --      37,019
Accrued investment income.............................................................................      722,214     705,590
Accounts receivable...................................................................................    1,123,440   1,098,251
Deferred policy acquisition costs/cost of insurance purchased.........................................    4,355,356   3,613,153
Other assets..........................................................................................      260,813     272,270
Assets held in separate accounts......................................................................   27,162,510  25,537,215
                                                                                                       ------------ -----------
Total assets.......................................................................................... $103,414,104 $98,300,918
                                                                                                       ============ ===========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                                             December 31
                                                                       ------------------------
                                                                           2005        2004
                                                                       ------------ -----------
                                                                                    (Restated)
                                                                            (In Thousands)
Liabilities, Minority Interest and Shareholder's Equity
Liabilities:
   Future policy benefits............................................. $ 10,343,640 $ 9,152,754
   Policyholder contract deposits.....................................   39,716,124  38,449,523
   Other policy claims and benefits payable...........................      238,727     198,769
   Other policyholders' funds.........................................    2,762,101   2,513,561
   Federal income taxes...............................................    1,404,000   1,447,288
   Indebtedness to affiliates.........................................      234,563     258,953
   Securities lending payable.........................................    9,743,000   9,286,117
   Other liabilities..................................................    1,328,146   1,245,235
   Derivative liabilities.............................................       66,081      57,647
   Liabilities related to separate accounts...........................   27,162,510  25,537,215
                                                                       ------------ -----------
Total liabilities.....................................................   92,998,892  88,147,062

Minority interest.....................................................      105,740     102,150

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized, issued
     and outstanding..................................................          850         850
   Common stock, $10 par value, 600,000 shares authorized, issued and
     outstanding......................................................        6,000       6,000
   Additional paid-in capital.........................................    3,627,638   3,619,068
   Accumulated other comprehensive income.............................      909,440   1,443,524
   Retained earnings..................................................    5,765,544   4,982,264
                                                                       ------------ -----------
Total shareholder's equity............................................   10,309,472  10,051,706
                                                                       ------------ -----------
Total liabilities, minority interest and shareholder's equity......... $103,414,104 $98,300,918
                                                                       ============ ===========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                                     2005        2004        2003
                                                                  ----------  ----------  ----------
                                                                              (Restated)  (Restated)
                                                                            (In Thousands)
Revenues:
   Premiums and other considerations............................. $2,782,785  $2,540,322  $2,362,951
   Net investment income.........................................  3,633,886   3,485,349   3,140,035
   Net realized investment gain (losses).........................    (52,851)    (63,437)    (27,902)
   Other.........................................................    315,008     288,640     172,763
                                                                  ----------  ----------  ----------
Total revenues...................................................  6,678,828   6,250,874   5,647,847
                                                                  ----------  ----------  ----------
Benefits and expenses:
   Policyholders' benefits.......................................  1,782,042   1,650,664   1,539,035
   Interest credited.............................................  2,163,035   2,063,646   2,039,015
   Operating costs and expenses..................................  1,129,210   1,069,054     897,304
                                                                  ----------  ----------  ----------
Total benefits and expenses......................................  5,074,287   4,783,364   4,475,354
                                                                  ----------  ----------  ----------
Income before income tax expense.................................  1,604,541   1,467,510   1,172,493
                                                                  ----------  ----------  ----------
Income tax expense:
   Current.......................................................    243,542     124,643     252,425
   Deferred......................................................    137,039     267,475      30,199
                                                                  ----------  ----------  ----------
Total income tax expense.........................................    380,581     392,118     282,624
                                                                  ----------  ----------  ----------
Net income before cumulative effect of accounting change.........  1,223,960   1,075,392     889,869

Cumulative effect of accounting change, net of tax...............         --     (16,859)         --
                                                                  ----------  ----------  ----------
Net income....................................................... $1,223,960  $1,058,533  $  889,869
                                                                  ==========  ==========  ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                                    Year ended December 31
                                                             ------------------------------------
                                                                 2005         2004        2003
                                                             -----------  -----------  ----------
                                                                           (Restated)  (Restated)
                                                                        (In Thousands)
Preferred stock:
   Balance at beginning and end of year..................... $       850  $       850  $      850
                                                             -----------  -----------  ----------
Common stock:
   Balance at beginning and end of year.....................       6,000        6,000       6,000
                                                             -----------  -----------  ----------
Additional paid-in capital:
   Balance at beginning of year, as previously reported.....   3,619,068    3,503,978   3,167,462
   Adjustments (See Note 17)................................          --           --      (4,779)
                                                             -----------  -----------  ----------
   Balance, as restated.....................................   3,619,068    3,503,978   3,162,683
   Capital contribution from Parent Company.................       8,570      115,090     341,295
                                                             -----------  -----------  ----------
Balance at end of year......................................   3,627,638    3,619,068   3,503,978

Accumulated other comprehensive income:
   Balance at beginning of year, as previously reported.....   1,443,524    1,116,855     736,299
   Adjustments (See Note 17)................................          --           --     (59,514)
                                                             -----------  -----------  ----------
   Balance, as restated.....................................   1,443,524    1,116,855     676,785
   Other comprehensive income (loss)........................    (534,084)     326,669     440,070
                                                             -----------  -----------  ----------
Balance at end of year......................................     909,440    1,443,524   1,116,855

Retained earnings:
   Balance at beginning of year, as previously reported.....   4,982,264    4,224,411   3,289,151
   Adjustments (See Note 17)................................          --           --      46,071
                                                             -----------  -----------  ----------
   Balance, as restated.....................................   4,982,264    4,224,411   3,335,222
   Net income...............................................   1,223,960    1,058,533     889,869
   Dividends paid...........................................    (440,680)    (300,680)       (680)
                                                             -----------  -----------  ----------
Balance at end of year......................................   5,765,544    4,982,264   4,224,411
                                                             -----------  -----------  ----------
Total shareholder's equity.................................. $10,309,472  $10,051,706  $8,852,095
                                                             ===========  ===========  ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                                                          2005        2004       2003
                                                                                       ----------  ---------- ----------
                                                                                                   (Restated) (Restated)
                                                                                                (In Thousands)
Net income............................................................................ $1,223,960  $1,058,533 $  889,869
Other comprehensive income (loss):
   Gross change in unrealized gains (losses) on securities, after tax (pretax: 2005 -
     $(599,075); 2004 - $461,126; 2003 - $602,337)....................................   (582,077)    299,732    391,519
   Reclassification adjustment for (gains) losses included in net income..............     47,993      26,937     48,551
                                                                                       ----------  ---------- ----------
   Other comprehensive income (loss)..................................................   (534,084)    326,669    440,070
                                                                                       ----------  ---------- ----------
Comprehensive income.................................................................. $  689,876  $1,385,202 $1,329,939
                                                                                       ==========  ========== ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                                      2005          2004          2003
                                                                                  ------------  ------------  ------------
                                                                                                 (Restated)    (Restated)
                                                                                               (In Thousands)
Operating activities

Net income....................................................................... $  1,223,960  $  1,058,533  $    889,869
Adjustments to reconcile net income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax............................           --        16,859            --
   Interest credited on policyholder contracts...................................    2,163,035     2,063,646     2,039,015
   Change in accounts receivable.................................................      (35,189)      (74,800)     (155,662)
   Change in future policy benefits and other policy claims......................     (335,380)   (1,003,487)      210,769
   Amortization of policy acquisition costs and cost of insurance purchased......      388,103       320,443       287,848
   Policy acquisition costs deferred.............................................     (854,609)     (732,410)     (603,239)
   Change in other policyholders' funds..........................................      248,538       308,794       339,326
   Provision for deferred income tax expense.....................................      160,107       250,746       222,196
   Depreciation and amortization, including premiums and discounts...............      188,160       193,670       170,474
   Change in indebtedness to (from) affiliates...................................     (142,992)     (181,863)      320,652
   Change in trading securities..................................................     (131,000)       51,067       (68,953)
   Change in restricted cash.....................................................          942        70,134       (88,781)
   Realized investments (gains) losses...........................................       52,851        63,437       286,267
   Other, net....................................................................       59,664        64,984       714,462
                                                                                  ------------  ------------  ------------
Net cash provided by operating activities........................................    2,986,190     2,469,753     4,564,243

Investing activities
Purchases of :
   Fixed maturity and equity securities..........................................  (31,593,646)  (27,390,556)  (35,155,231)
   Mortgage loans on real estate.................................................     (778,836)     (691,747)     (443,541)
   Other investments.............................................................  (21,836,745)  (18,188,518)  (14,902,823)
Sales of:
   Fixed maturity and equity securities..........................................   26,780,200    26,942,747    29,702,380
   Other investments.............................................................   20,861,183    12,915,557    13,862,846
Redemptions and maturities of:
   Fixed maturity and equity securities..........................................    2,892,484     1,735,026     1,792,981
   Mortgage loans on real estate.................................................      412,603       307,711       291,851
Sales and purchases of property, equipment, and software, net....................       12,425         9,648    (1,056,323)
Change in securities lending collateral..........................................          457         4,835         1,235
                                                                                  ------------  ------------  ------------
Net cash used in investing activities............................................   (3,249,875)   (4,355,297)   (5,906,625)

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                                                       2005         2004         2003
                                                   -----------  -----------  -----------
                                                                 (Restated)   (Restated)
                                                               (In Thousands)
Financing activities
Net policyholder account deposits.................   4,948,706    7,332,833    6,780,518
Net policyholder account withdrawals..............  (4,278,916)  (5,296,849)  (5,574,250)
Dividends paid....................................    (440,680)    (300,680)        (680)
Capital contribution from parent..................          --      115,090      341,295
Change in securities lending payable..............        (457)      (4,835)      (1,235)
                                                   -----------  -----------  -----------
Net cash provided by financing activities.........     228,653    1,845,559    1,545,648
                                                   -----------  -----------  -----------
Increase (decrease) in cash.......................     (35,032)     (39,985)     203,266
Cash and cash equivalents at beginning of year....     257,224      297,209       93,943
                                                   -----------  -----------  -----------
Cash and cash equivalents at end of year.......... $   222,192  $   257,224  $   297,209
                                                   ===========  ===========  ===========

Interest paid amounted to approximately $44,952,000, $47,709,000 and $11,298,000 in 2005, 2004 and 2003, respectively. Income taxes paid amounted to approximately $121,904,000, $208,397,000 and $240,802,000 in 2005, 2004 and
2003, respectively.

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 2005

1. Nature of Operations

American General Life Insurance Company ("AGL" or the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

Effective December 31, 2002, AGL merged with certain affiliated entities, including The Franklin Life Insurance Company ("The Franklin") and its subsidiary, The American Franklin Life Insurance Company ("AMFLIC"), and All American Life Insurance Company ("All American") and became the surviving entity. Effective March 31, 2003, AGL merged with it's affiliate Old Line Life Insurance Company ("Old Line") and became the surviving entity. Effective December 31, 2002, AGL's wholly owned life insurance subsidiary, American General Life Insurance Company of New York ("AGNY") was merged with The United States Life Insurance Company in the City of New York, an affiliated entity. These mergers have been accounted for at historical cost in a manner similar to a pooling of interests business combination. Accordingly, the accompanying consolidated financial statements include the financial position, operating results, and cash flows of The Franklin, AMFLIC, All American, Old Line and exclude AGNY.

Effective December 20, 2004, AGL merged with its wholly owned subsidiary, American General International Investments, Inc. ("AGII"), and became the surviving entity. The financial position, operating results and cash flows of AGII have historically been included in the consolidated financial statements of AGL.

The Company operates through two divisions: Life Insurance and Retirement Services. The Life Insurance Division offers a complete portfolio of the standard forms of universal life, variable universal life, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. This Division serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Life Insurance Division, through its subsidiaries American General Life Companies ("AGLC") and American General Enterprise Services ("AGES"), and AGES's wholly owned broker-dealer subsidiary American General Securities Incorporated ("AGSI"), also provides support services to certain affiliated insurance companies. The Retirement Services Division includes the results of the Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States of America.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

2. Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. These estimates and assumptions are particularly significant with respect to investments, deferred acquisition costs, and policyholder benefits. Ultimate results could differ from those estimates.

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory capital and surplus at December 31, 2005.

                    American General Life Insurance Company

2.2 Statutory Accounting (continued)

Statutory net income, capital and surplus of the Company at December 31 is as follows:

                                                  2005       2004       2003
                                               ---------- ---------- ----------
                                                        (In Thousands)
Statutory net income.......................... $  637,973 $  567,253 $  134,370
Statutory capital and surplus................. $5,010,153 $4,705,497 $4,066,448

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

                    American General Life Insurance Company

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4 Investments

Fixed Maturity and Equity Securities

Cash and short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of greater than three months and less than one year at the date of acquisition. Such highly liquid investments with original maturities of three months or less are classified as cash equivalents. Investments with original maturities of greater than three months are classified as short-term.

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2005 and 2004. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholder's equity. Realized gains and losses on the sale of investments are recognized in operating earnings at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

                    American General Life Insurance Company

2.4 Investments (continued)

Fixed maturity and equity securities classified as trading securities are carried at market value, as it is the Company's intention to sell these securities in the near future. Realized and unrealized gains and losses are reflected in income currently.

The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investment.

In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or
(ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; In the opinion of the Company's management, the Company does not have the ability or intent to hold the investment until recovery, irrespective of the occurrence of one of the foregoing events.

Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of any allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

2.4 Investments (continued)

Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accrual of discount. Interest on non-performing mortgage loans is recorded as income when received.

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Partnerships

Partnerships consist primarily of limited partnerships investments and other investments not classified elsewhere herein. Included in partnerships are preferred equity investments in partially owned companies. The cost method partnerships are investments in which the Company holds less than a five percent interest. They are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Equity method partnerships are investments in which the Company holds a five percent or more interest and are carried at net asset value. The changes in such net asset values are recorded in earnings through net investment income.

As part of the consolidation of Castle Trust (see Note 9), included in partnerships is an investment in commercial aircraft totaling $935.1 million, net of accumulated depreciation of $117.9 million. These aircraft are recorded at cost and depreciated on a straight-line basis over their estimated lives of 25 years from the date of manufacture, to a residual value that is 15 percent of the Castle Trust cost. Total depreciation expense for the years ended December 31, 2005 and 2004 were $52.7 million and $51.3 million, respectively.

                    American General Life Insurance Company

2.4 Investments (continued)

Securities Lending Collateral and Securities Lending Payable

The Company loans securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102 percent of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statements of income.

Dollar Roll Agreements

Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheets in other liabilities.

At December 31, 2005 and 2004, the Company had no dollar roll agreements outstanding.

2.5 Separate Accounts

Separate Account assets and liabilities represent funds that are separately administered for Variable Annuities and Variable Universal Life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Therefore, the Company's liability for these

                    American General Life Insurance Company

2.5 Separate Accounts (continued)

accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statements of income.

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin, is reported as CIP.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 3.00 percent to 8.25 percent.

With respect to the Company's variable annuity contracts, the assumption for the long-term annual growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 10 percent (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10 percent long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15 percent during the first year following the introduction of a product, the

                    American General Life Insurance Company

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

DPAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9 percent, resulting in an average annual growth rate of 10 percent during the life of the product. Similarly, following periods of below 10 percent performance, the model will assume a short-term growth rate higher than 10 percent. An adjustment to DPAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10 percent growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies. With respect to the Company's variable life products, the assumption for the long-term growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 9 percent, but no reversion to the mean adjustment is applied.

DPAC and CIP related to interest-sensitive products are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

                    American General Life Insurance Company

2.7 Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                                           2005        2004
                                                        ----------- -----------
                                                                    (Restated)
                                                            (In Thousands)
Future policy benefits:
   Ordinary life....................................... $ 4,852,453 $ 4,553,987
   Group life..........................................      25,760      26,346
   Life contingent group annuities.....................      85,565      89,228
   Life contingent annuities...........................   4,737,550   3,744,591
   Terminal funding....................................     397,630     401,444
   Accident and health.................................     244,682     337,158
                                                        ----------- -----------
Total.................................................. $10,343,640 $ 9,152,754
                                                        =========== ===========
Policyholder contract deposits:
   Annuities........................................... $33,228,804 $32,463,764
   Corporate-owned life insurance......................     373,848     376,478
   Universal life......................................   6,113,472   5,609,281
                                                        ----------- -----------
Total.................................................. $39,716,124 $38,449,523
                                                        =========== ===========

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 3.0 percent to 9.45 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 14.0 percent, grading to zero over a

                    American General Life Insurance Company

2.7 Policy and Contract Claims Reserves (continued)

period of 0 to 20 years. Interest rates on corporate-owned life insurance are guaranteed at 3.0 or 4.0 percent, depending on policy form, and the weighted average rate credited in 2005 was 5.39 percent.

2.8 Guaranteed Minimum Death Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the consolidated statements of income.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

2.9 Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

                    American General Life Insurance Company

2.9 Premium Recognition (continued)

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

2.10 Reinsurance

The Company generally limits its exposure to loss on any single insured to $5.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $10.0 million. These limits were increased from lower amounts on June 1, 2005. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

2.11 Participating Policy Contracts

Participating life insurance accounted for approximately 2 percent of life insurance in force at December 31, 2005.

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $56.4 million, $60.8 million and $67.9 million in 2005, 2004 and 2003, respectively, and were included in policyholders' benefits.

                    American General Life Insurance Company

2.12 Income Taxes

For the tax years ending December 31, 2005, 2004 and 2003, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses and tax credits, if any, within a reasonable period of time after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

2.13 Derivatives

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows investment income, policyholder liabilities and equity. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer or trader in derivative instruments.

Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, S&P 500 index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds).

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting (see
Note 11). The Company carries all

                    American General Life Insurance Company

2.13 Derivatives (continued)

derivatives in the consolidated balance sheet at fair value. Changes in the fair value of derivatives are reported in realized investment gains and losses.

2.14 Recently Issued Accounting Standards

In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. In December 2003, the FASB issued FIN46R.

The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

The following VIE activities are not consolidated by the Company under FIN46R:

    i. The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

                    American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

     ii. The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

In March 2005, FASB issued FSP FIN46R-5 "Implicit Variable Interests under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities" ("FSP FIN46R-5") to address whether a reporting enterprise has an implicit variable interest in a variable interest entity ("VIE") or potential VIE when specific conditions exist. Although implicit variable interests are mentioned in FIN46R, the term is not defined and only one example is provided. FSP FIN46R-5 offers additional guidance, stating that implicit variable interests are implied financial interests in an entity that change with changes in the fair value of the entity's net assets exclusive of variable interests. An implicit variable interest acts the same as an explicit variable interest except it involves the absorbing and/or receiving of variability indirectly from the entity (rather than directly). The identification of an implicit variable interest is a matter of judgment that depends on the relevant facts and circumstances. The Company adopted FSP FIN46R-5 in the second quarter of 2005. The adoption of FSP FIN46R-5 did not have a material effect on the Company's financial condition or results of operations.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The Company reported a one-time cumulative accounting charge upon adoption of $16.9 million to reflect the guaranteed minimum death benefit liability as of January 1, 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting.

                    American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

The Company was required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. In April 2005, the SEC delayed the effective date for FAS 123R until the first fiscal year beginning after June 15, 2005. As a result, AIG expects to adopt the provisions of the revised FAS 123R and its related interpretive guidance in the first quarter of 2006. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to AIG's or the Company's financial condition or results of operations.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-01. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's consolidated financial position or results of operations.

                    American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

At the March meeting, the Emerging Issue Task Force "EITF" reached a consensus with respect to Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." On September 30, 2004, the FASB issued FASB Staff Position ("FSP") EITF No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" delaying the effective date of this guidance until the FASB has resolved certain implementation issues with respect to this guidance, but the disclosures remain effective. This FSP, retitled FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance on impairment. Adoption of FSP FAS 115-1 is not expected to have a material effect on the Company's financial condition or results of operations.

On December 16, 2004, the FASB issued Statement No. 153, "Exchanges of Nonmonetary Assets - An Amendment of APB Opinion No. 29" ("FAS 153"). FAS 153 amends APB Opinion No. 29, "Accounting for Nonmonetary Transactions". The amendments made by FAS 153 are based on the principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. Further, the amendments eliminate the narrow exception for nonmonetary exchanges of similar productive assets and replace it with a broader exception for exchanges of nonmonetary assets that do not have "commercial substance." Previously, APB Opinion No. 29 required that the accounting for an exchange of a productive asset for a similar productive asset or an equivalent interest in the same or similar productive asset should be based on the recorded amount of the asset relinquished. The provisions in FAS 153 are effective for nonmonetary asset exchanges beginning July 1, 2005. The adoption of FAS 153 did not have a material effect on the Company's financial condition or results of operations.

On June 1, 2005, the FASB issued Statement No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements presented on the new accounting principle, unless its impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard is effective for accounting changes and correction of errors beginning
January 1, 2006.

At the June 2005 meeting, the EITF reached a consensus with respect to Issue
No. 04-5, "Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights" (formerly, "Investor's Accounting for an Investment in a Limited Partnership When the Investor Is the Sole General Partner and the Limited Partners Have Certain Rights"). The Issue addresses what

                    American General Life Insurance Company
rights held by the limited partner(s) preclude consolidation in circumstances in which the sole general partner would consolidate the limited partnership in accordance with generally accepted accounting principles absent the existence of the rights held by the limited partner(s). Based on that consensus, the EITF also agreed to amend the consensus in Issue No. 96-16, "Investor's Accounting for an Investee When the Investor Has a Majority of the Voting Interest but the Minority Shareholders Have Certain Approval or Veto Rights." The guidance in this Issue is effective after June 29, 2005 for general partners of all new limited partnerships formed and for existing limited partnerships for which the partnership agreements are modified. For general partners in all other limited partnerships, the guidance in this Issue is effective beginning January 1, 2006. The Company is currently assessing the effect of adopting this EITF Issue.

On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS 133 paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

On September 19, 2005, FASB issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance.

                    American General Life Insurance Company

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the years ended December 31:

                                                 2005       2004       2003
                                              ---------- ---------- ----------
                                                         (Restated) (Restated)
                                                       (In Thousands)
Investment income:
   Fixed maturities.......................... $3,265,962 $3,101,785 $2,859,528
   Equity securities.........................      3,435      8,070     13,148
   Mortgage loans on real estate.............    273,270    229,921    237,745
   Investment real estate....................      9,903     10,265      8,229
   Policy loans..............................    100,787     99,421    105,214
   Other long-term investments...............     32,396     82,767    (57,083)
   Short-term investments....................     28,263     16,697     18,431
                                              ---------- ---------- ----------
Gross investment income......................  3,714,016  3,548,926  3,185,212
Investment expenses..........................     80,130     63,577     45,177
                                              ---------- ---------- ----------
Net investment income........................ $3,633,886 $3,485,349 $3,140,035
                                              ========== ========== ==========

The carrying value of investments that produced no investment income during 2005 was less than 0.3 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

During 2005, 2004 and 2003, investment income from other long-term investments is primarily related to gains or losses associated with various partnership interests.

                    American General Life Insurance Company

3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                  2005       2004       2003
                                               ---------  ---------- ----------
                                                          (Restated) (Restated)
                                                        (In Thousands)
Fixed maturities:
   Gross gains................................ $ 204,217  $ 270,273  $ 495,550
   Gross losses...............................  (329,543)  (256,398)  (510,749)
                                               ---------  ---------  ---------
Total fixed maturities........................  (125,326)    13,875    (15,199)
Equity securities.............................    36,727      7,041      2,914
Partnerships..................................    (4,464)   (20,818)    26,358
Derivatives...................................     5,162    (31,852)   (46,583)
Other.........................................    35,050    (31,683)     4,608
                                               ---------  ---------  ---------
Net realized investment gains (losses) before
  tax.........................................   (52,851)   (63,437)   (27,902)
Income tax benefit............................   (18,498)   (22,203)    (9,766)
                                               ---------  ---------  ---------
Net realized investment gains (losses) after
  tax......................................... $ (34,353) $ (41,234) $ (18,136)
                                               =========  =========  =========

During 2005, 2004 and 2003, the Company's realized losses included write-downs of $121.6 million, $63.1 million (restated) and $291.7 million (restated), respectively, for certain available for sale fixed maturity investments that experienced declines deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

                                Less than 12 Months     12 Months or More           Total
                               ---------------------- --------------------- ----------------------
                                                         (In Thousands)
                                  Fair     Unrealized   Fair     Unrealized    Fair     Unrealized
                                  Value      Losses     Value      Losses      Value      Losses
                               ----------- ---------- ---------- ---------- ----------- ----------
Fixed maturity securities..... $15,162,414  $335,958  $1,061,524  $61,193   $16,223,938  $397,151
Equity securities.............       2,794       172       1,742    1,476         4,536     1,648
                               -----------  --------  ----------  -------   -----------  --------
   Total...................... $15,165,208  $336,130  $1,063,266  $62,669   $16,228,474  $398,799
                               ===========  ========  ==========  =======   ===========  ========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2005, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

Fixed maturity and equity securities classified as available-for-sale are reported at fair value. Amortized cost and fair value at December 31, 2005 and 2004 were as follows:

                                                                 Gross      Gross
                                                    Amortized  Unrealized Unrealized    Fair
                                                      Cost        Gain       Loss       Value
                                                   ----------- ---------- ---------- -----------
                                                                  (In Thousands)
December 31, 2005
-----------------
Fixed maturity securities:
   Corporate securities:
       Investment-grade........................... $28,425,624 $1,510,483 $(156,438) $29,779,669
       Below investment-grade.....................   3,504,754    145,856   (79,454)   3,571,156
   Mortgage-backed securities.....................  12,632,632    113,801  (127,981)  12,618,452
   U.S. government obligations....................     175,470     34,052      (677)     208,845
   Foreign governments............................     750,686     93,689    (6,565)     837,810
   State and political subdivisions...............   3,256,136    125,314   (24,311)   3,357,139
   Collateralized bonds...........................      83,537      1,875    (1,725)      83,687
   Redeemable preferred stocks....................      53,808     13,196        --       67,004
                                                   ----------- ---------- ---------  -----------
Total fixed maturity securities................... $48,882,647 $2,038,266 $(397,151) $50,523,762
                                                   =========== ========== =========  ===========
Equity securities................................. $    33,457 $   34,552 $  (1,648) $    66,361
                                                   =========== ========== =========  ===========
Separate account seed money....................... $    64,000 $    3,000 $      --  $    67,000
                                                   =========== ========== =========  ===========
Investment in ultimate Parent Company............. $     8,597 $   46,680 $      --  $    55,277
                                                   =========== ========== =========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

                                                                 Gross      Gross
                                                    Amortized  Unrealized Unrealized    Fair
                                                      Cost        Gain       Loss       Value
                                                   ----------- ---------- ---------- -----------
                                                                     Restated
                                                                  (In Thousands)
December 31, 2004
-----------------
Fixed maturity securities:
   Corporate securities:
       Investment-grade........................... $27,204,193 $2,139,206 $ (63,416) $29,279,983
       Below investment-grade.....................   2,979,378    209,999   (31,897)   3,157,480
   Mortgage-backed securities.....................  12,575,337    296,349   (38,749)  12,832,937
   U.S. government obligations....................     214,984     31,887      (834)     246,037
   Foreign governments............................     411,263     46,495      (207)     457,551
   State and political subdivisions...............   3,188,957    184,295   (24,610)   3,348,642
   Collateralized bonds...........................      59,077        160    (2,798)      56,439
   Redeemable preferred stocks....................      51,712      9,055      (603)      60,164
                                                   ----------- ---------- ---------  -----------
Total fixed maturity securities................... $46,684,901 $2,917,446 $(163,114) $49,439,233
                                                   =========== ========== =========  ===========
Equity securities................................. $    48,038 $   24,776 $  (2,520) $    70,294
                                                   =========== ========== =========  ===========
Separate account seed money....................... $    39,758 $    1,735 $      (5) $    41,488
                                                   =========== ========== =========  ===========
Investment in ultimate Parent Company............. $     8,597 $   44,606 $      --  $    53,203
                                                   =========== ========== =========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated other comprehensive income in shareholder's equity at December 31, 2005 were as follows:

                                               2005        2004        2003
                                            ----------  ----------  ----------
                                                        (Restated)  (Restated)
                                                      (In Thousands)
Gross unrealized gains..................... $2,122,498  $2,988,563  $2,635,838
Gross unrealized losses....................   (398,799)   (165,639)   (371,145)
DPAC and other fair value adjustments......   (316,972)   (587,095)   (537,304)
Deferred federal income taxes..............   (497,287)   (792,305)   (610,534)
                                            ----------  ----------  ----------
Net unrealized gains on securities......... $  909,440  $1,443,524  $1,116,855
                                            ==========  ==========  ==========

The contractual maturities of fixed maturity securities at December 31, 2005 were as follows:

                                                                 2005
                                                        -----------------------
                                                         Amortized  Market
                                                           Cost     Value
                                                        ----------- -----------
                                                            (In Thousands)
Fixed maturity securities, excluding mortgage-backed
  securities:
   Due in one year or less............................. $   846,359 $   858,504
   Due after one year through five years...............   4,130,131   4,329,861
   Due after five years through ten years..............  11,538,141  11,863,561
   Due after ten years.................................  19,735,384  20,853,384
Mortgage-backed securities.............................  12,632,632  12,618,452
                                                        ----------- -----------
Total fixed maturity securities........................ $48,882,647 $50,523,762
                                                        =========== ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $29.5 billion, $28.7 billion and $31.5 billion, during 2005, 2004 and 2003, respectively.

At December 31, 2005, $46.3 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75 percent or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2005 and 2004:

                                          Outstanding  Percent of    Percent
                                            Amount       Total    Nonperforming
                                         ------------- ---------- -------------
                                         (In Millions)
December 31, 2005
Geographic distribution:
   South Atlantic.......................    $  862        23.3%        0.0%
   Pacific..............................       722        19.5         0.0
   Mid-Atlantic.........................       854        23.1         0.0
   East North Central...................       395        10.7         8.9
   Mountain.............................       130         3.5         0.0
   West South Central...................       235         6.4         0.0
   East South Central...................       202         5.5         0.0
   West North Central...................       105         2.8        21.6
   New England..........................       172         4.7         0.0
   Canada...............................        22          .6         0.0
Allowance for losses....................        (5)       (0.1)        0.0
                                            ------       -----
Total...................................    $3,694       100.0%        2.1%
                                            ======       =====
Property type:
   Office...............................    $1,437        38.9%        5.6%
   Retail...............................     1,044        28.3         0.2
   Industrial...........................       426        11.4         0.0
   Apartments...........................       520        14.1         0.0
   Hotel/motel..........................        66         1.8         0.0
   Other................................       206         5.6         0.0
Allowance for losses....................        (5)       (0.1)        0.0
                                            ------       -----
Total...................................    $3,694       100.0%        2.1%
                                            ======       =====

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate (continued)

                                          Outstanding  Percent of    Percent
                                            Amount       Total    Nonperforming
                                         ------------- ---------- -------------
(Restated)
                                         (In Millions)
December 31, 2004
Geographic distribution:
   South Atlantic.......................    $  741        22.3%        0.0%
   Pacific..............................       572        17.2         0.0
   Mid-Atlantic.........................       681        20.5         2.1
   East North Central...................       391        11.8         7.5
   Mountain.............................       174         5.2         0.0
   West South Central...................       227         6.8         0.0
   East South Central...................       246         7.4         0.0
   West North Central...................       105         3.2        10.4
   New England..........................       170         5.1         0.0
   Canada...............................        23         0.7         0.0
Allowance for losses....................        (5)       (0.2)        0.0
                                            ------       -----
Total...................................    $3,325       100.0%        1.6%
                                            ======       =====

Property type:
   Office...............................    $1,295        38.9         3.5%
   Retail...............................       952        28.6         0.0
   Industrial...........................       419        12.6         0.0
   Apartments...........................       425        12.8         0.0
   Hotel/motel..........................        54         1.6        15.4
   Other................................       185         5.6         0.0
Allowance for losses....................        (5)       (0.1)        0.0
                                            ------       -----
Total...................................    $3,325         100%        1.6%
                                            ======       =====

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs and Cost of Insurance Purchased

The following reflects deferred policy acquisition costs which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period:

                                                                2005        2004        2003
                                                             ----------  ----------  ----------
                                                                         (Restated)  (Restated)
                                                                       (In Thousands)
Balance at January 1........................................ $3,288,233  $2,933,067  $2,779,562
   Capitalization...........................................    854,609     728,087     598,665
   Accretion of interest/amortization.......................   (377,957)   (280,198)   (327,341)
   Effect of unrealized (gains) losses on securities........    259,223     (80,598)   (131,753)
   Effect of realized (gains) losses on securities..........     (4,650)    (12,125)     13,934
                                                             ----------  ----------  ----------
Balance at December 31...................................... $4,019,457  $3,288,233  $2,933,067
                                                             ==========  ==========  ==========

The Company adjusts DAC amortization ("a DAC unlocking") when estimates of current or future gross profits to be realized are revised. In 2005, DAC amortization was increased by $16 million due to the unlocking of future assumptions on variable universal life products to reflect a refinement of assumptions made necessary due to shifting product mix.

A roll forward of the cost of insurance purchased ("CIP") for the years ended December 31, were as follows:

                                                               2005      2004      2003
                                                             --------  --------  --------
                                                                    (In Thousands)
Balance at January 1........................................ $324,920  $338,520  $351,600
   Deferral of renewal commissions..........................        0     3,623     5,274
   Accretion of interest/amortization.......................   (9,561)  (30,316)   15,612
   Effect of unrealized (gains) losses on securities........   23,672    12,725   (33,966)
   Effect of realized (gains) losses on securities..........   (3,132)      368        --
                                                             --------  --------  --------
Balance at December 31...................................... $335,899  $324,920  $338,520
                                                             ========  ========  ========

During 2003, the Company reduced their CIP amortization by $34 million primarily due to improved mortality. CIP amortization expected to be recorded in each of the next five years is $15.3 million, $12.8 million, $12.2 million, $11.2 million, and $8.8 million, respectively.

                    American General Life Insurance Company

5. Reserves for Guaranteed Benefits

Details concerning the Company's guaranteed minimum death benefit exposure as of December 31, 2005 were as follows:

                                                 Return of Net Deposits
                                                 Plus a Minimum Return
                                                 ----------------------
                                                     (In Millions)
        Account value...........................        $45,297
        Net amount at risk (a)..................          1,801
        Average attained age of contract holders             54
        Range of guaranteed minimum return rates           0.00%-3.00%
--------
(a)Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                 (In Millions)
                  Balance at January 1, 2005 (b)      $10
                  Guaranteed benefits incurred..        5
                  Guaranteed benefits paid......       (8)
                                                      ---
                  Balance at December 31, 2005..      $ 7
                                                      ===
--------
(b)Included in the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2005:

  . Data used was 1,000 stochastically generated investment performance scenarios.

  .   Mean investment performance assumption was 10%.

  .   Volatility assumption was 16%.

  .   Mortality was assumed to be 70% to 87.5% of the 1983a table.

  .   Lapse rates vary by contract type and duration and range from 5% to 25%.

  .   The discount rate was 3% to 8%.

                    American General Life Insurance Company

6. Other Assets

Other assets consisted of the following:

                                                                 December 31
                                                              -----------------
                                                                2005     2004
                                                              -------- --------
                                                               (In Thousands)
Goodwill..................................................... $ 39,765 $ 39,780
Computer software, net.......................................   96,184  104,114
Accounts receivable from brokers, net........................   14,582   29,437
Prepaid expenses.............................................   39,304   36,605
Property and equipment, net..................................   45,366   49,594
Other........................................................   25,612   12,740
                                                              -------- --------
Total other assets........................................... $260,813 $272,270
                                                              ======== ========

7. Restructuring Charges

In connection with the Parent's merger with AGC during 2001, the Company incurred $180.4 million in restructuring costs. Of the total restructuring charges, approximately $177.2 million has been paid as of December 31, 2005. The remaining balance has been released during 2005.

8. Federal Income Taxes

8.1 Tax Liabilities

Income tax liabilities were as follows:

                                                              December 31
                                                         ---------------------
                                                            2005       2004
                                                         ---------- ----------
                                                                    (Restated)
                                                             (In Thousands)
 Current tax receivables................................ $   14,032 $  (98,435)
 Net deferred tax liabilities...........................  1,389,968  1,545,723
                                                         ---------- ----------
    Income tax payable.................................. $1,404,000 $1,447,288
                                                         ========== ==========

                    American General Life Insurance Company

8.1 Tax Liabilities (continued)

The components of deferred tax liabilities and assets at December 31 were as follows:

                                                           2005        2004
                                                        ----------  ----------
                                                                    (Restated)
                                                            (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs................... $1,236,446  $  997,168
   Basis differential of investments...................    215,648     280,839
   Net unrealized gains on debt and equity securities
     available for sale................................    497,287     792,305
   Capitalized EDP.....................................     24,144      26,599
   Prepaid expenses....................................     12,814      12,803
   Other...............................................    143,258      54,548
                                                        ----------  ----------
Total deferred tax liabilities.........................  2,129,597   2,164,262

Deferred tax assets applicable to:
   Policy reserves.....................................   (713,177)   (581,827)
   Other...............................................    (26,452)    (36,712)
                                                        ----------  ----------
Total deferred tax assets..............................   (739,629)   (618,539)
                                                        ----------  ----------
Net deferred tax liabilities........................... $1,389,968  $1,545,723
                                                        ==========  ==========

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2004, the Company had approximately $382 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless it is distributed as a dividend, or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. During 2005, the Company distributed cash dividends in excess of $382 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

                    American General Life Insurance Company

8.2 Tax Expense

Components of income tax expense (benefit) for the years ended December 31 were as follows:

                                                                   2005       2004       2003
                                                                ---------  ---------- ----------
                                                                           (Restated) (Restated)
                                                                         (In Thousands)
Income tax at statutory percentage of GAAP pretax income....... $ 561,589   $513,629   $410,373
Non-conventional fuel source credits...........................  (142,767)   (96,202)   (93,655)
Dividends received deduction...................................   (28,583)   (19,828)   (18,632)
Prior year corrections.........................................   (10,989)    (8,241)    (3,225)
Other credits, taxes and settlements...........................     1,331      2,760    (12,237)
                                                                ---------   --------   --------
Income tax expense............................................. $ 380,581   $392,118   $282,624
                                                                =========   ========   ========

For the tax years ending December 31, 2005, 2004 and 2003, the Company was included in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses and credits, if any, within a reasonable period of time after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

9. Transactions With Affiliates

Notes receivable from affiliates were as follows:

                                                                   December 31, 2005    December 31, 2004
                                                                  -------------------- --------------------
                                                                  Par Value Book Value Par Value Book Value
                                                                  --------- ---------- --------- ----------
                                                                               (In Thousands)
American General Corporation, 9.375%, due 2008................... $  4,725   $  4,091  $  4,725   $  3,932
Transatlantic Holdings Inc., Promissory notes, 5.75%, due 2015...  164,000    163,202        --         --
AGC Life, Promissory notes, 5.02%, due 2010......................  116,000    116,000   116,000    116,000
American General Corporation, Promissory notes, 4.79%, due 2006..  415,000    415,000   415,000    415,000
Castle Trust 2, Asset backed notes, 5.26%, due 2026..............   41,453     41,449    45,990     46,971
Castle Trust 2, Asset backed notes, 8.26%, due 2026..............   13,929     13,924    14,497     16,142
                                                                  --------   --------  --------   --------
Total notes receivable from affiliates...........................  755,107    753,666   596,212    598,045
                                                                  ========   ========  ========   ========

Various AIG companies provide services to the Company, principally mortgage servicing and investment management services, provided by American International Group Global Investment Corporation ("AIGGIC") on a fee basis. The Company paid approximately $66.9 million, $67.5 million and $54.4 million for such services in 2005, 2004 and 2003, respectively. Accounts payable for such services at December 31, 2005 and 2004 were not material. The Company rents facilities and provides services on an allocated cost basis to various AIG companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, AGLC. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries.

The Company received approximately $329.2 million, $337.0 million and $311.4 million for such services and rent in 2005, 2004 and 2003, respectively. Accounts receivable for rent and services at December 31, 2005 and 2004 were not material.

                    American General Life Insurance Company

As a matter of Company policy, derivative contracts are generally executed with AIG Financial Products Corp. ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

During 2004, the Company purchased 38.7% of the non-voting preferred equity issued by Castle Trust 2003-II LP ("Castle Trust 2") for $116,558,398. The remaining non-voting equity interest and 100% of the voting equity of Castle Trust are held by various affiliates of the Company. The business of Castle Trust 2, and its wholly owned subsidiaries, is limited to buying, owning, leasing and selling a portfolio of aircraft. The purchase was funded by a capital contribution received from AGC Life Insurance Company. The Company's investment in Castle Trust 2 is reported in partnerships on the consolidated balance sheet.

On January 14, 2004, the Company purchased $65 million of fixed-rate asset-backed notes issued by Castle Trust 2. The notes mature on November 15, 2026 and are included in notes receivable from affiliates on the consolidated balance sheet.

On December 29, 2004, the Company purchased from Ambler Holding Corp, a wholly-owned subsidiary of the Company's affiliate AIG Financial Products, all of its Class D membership interests in Spicer Energy II LLC ("Spicer") for a purchase price of $86,100,234. As a result, the Company's Class D interest represents 25.3% of the equity in Spicer's three synfuel facilities. The Company's investment in Spicer is reported in partnerships on the consolidated balance sheet.

Effective August 1, 2003, the Company and AIG Life Insurance Company of Bermuda ("AIGB") entered into a Cut-through Agreement pursuant to which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $345,000 at December 31, 2005 and $295,000 at December 31, 2004. The Company believes the probability of loss under this agreement is remote.

Effective June 23, 2003, the Company entered into a Cut-through Agreement with AIG Life of Canada ("AIGC") pursuant to which claimants were granted a direct right of action against the Company in the event AIGC becomes insolvent or otherwise cannot or refuses to perform its obligations under certain structured settlement contracts issued by AIGC. On November 6, 2003, the Company filed the Cut-through Agreement with the Texas Department of Insurance (the

                    American General Life Insurance Company

Department). In early 2005, the Company discussed this Cut-through Agreement with the Department and it was agreed that the reserve established under these contracts would not exceed $300 million without the consent of the Department. As of December 31, 2005, the reserves recorded by AIGC, related to these contracts, totaled $231 million. The Company believes the probability of loss under this agreement is remote.

On December 7, 2005, the Company acquired 5.75% Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $163.2 million. Other affiliates of the Company are holders of the same class of securities.

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public.

On September 23, 2003, the Company purchased 68 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle Trust") for $182.3 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle Trust are held by affiliates of the Company. Castle Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle Trust and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of commercial jets. In December 2003, the FASB issued a "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN46R") (See Note 2.14). In accordance with FIN46R, Castle Trust has been consolidated in the Company's consolidated financial statements for the years ending December 31, 2005, 2004 and 2003.

10. Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

                    American General Life Insurance Company

11. Derivative Financial Instruments

11.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to swaps, currency swaps, S&P 500 index options and treasury note and U.S. long bond futures as economic hedges of certain financial assets and liabilities as follows:

Derivative Instrument                                 Economically Hedged Item
---------------------                                 ------------------------
Interest rate and currency swaps                      Private placement bonds

S&P index options                                     Equity-indexed policy
                                                      liabilities on certain
                                                      universal life and
                                                      annuity policies

Treasury note and long bond futures                   Bonds purchased for
                                                      short-term (trading)
                                                      purposes

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting.

With the exception of premiums required for the purchase of publicly-traded or over-the-counter (OTC)- traded S&P 500 index options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

11.2 Risks Inherent In the Use of Derivatives

Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities). Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

                    American General Life Insurance Company

11.3 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis and to convert certain fixed rates to different fixed rates. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates.

Swap agreements have terms of two to twenty-two years.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                              2005      2004
                                                             ------  ----------
                                                                     (Restated)
                                                               (In Millions)
Interest rate swap agreements:
   Notional amount.......................................... $1,320    $1,419
   Fair value...............................................     (6)        4
Currency swap agreements :
   Notional amount..........................................    602       360
   Fair Value...............................................    (57)      (58)

                    American General Life Insurance Company

11.4 Index Options

S&P 500 index options (puts and calls) are purchased as economic hedges of index-based exposures inherent in the Company's equity-indexed universal life and annuity products. Such options generally have terms of one or two years. The Company has procedures in place to economically match option purchases to policy liabilities. Contracts outstanding at December 31 were as follows:

                                                       2005           2004
                                                  -------------- --------------
                                                           Fair           Fair
                                                  Notional Value Notional Value
                                                  -------- ----- -------- -----
                                                          (In Millions)
Calls:
   One-year (or less) contracts..................   $310    $10    $100    $6
   Two-year contracts............................     32      3      13     1

11.5 Futures

The Company purchases and sells short futures (treasury note and U.S. long bond) to offset interest rate exposures on certain bonds purchased for the trading portfolio. All such positions are closed out each quarter-end with mark to market adjustments recognized currently in earnings.

12. Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

                    American General Life Insurance Company

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below.

                                                                   2005               2004
                                                             ---------------- ---------------------
                                                              Fair   Carrying    Fair     Carrying
                                                              Value   Amount     Value     Amount
                                                             ------- -------- ---------- ----------
                                                                              (Restated) (Restated)
                                                                         (In Millions)
Assets
Fixed maturity and equity securities........................ $50,739 $50,739   $49,527    $49,527
Mortgage loans on real estate...............................   4,841   3,694     3,532      3,325
Policy loans................................................   1,823   1,775     1,777      1,731
Short-term investments......................................      84      84        63         63
Derivative assets...........................................      13      13        11         11
Partnerships................................................   2,590   2,590     2,088      2,088
Separate account seed money.................................      67      67        41         41
Investment in ultimate Parent Company.......................      55      55        53         53
Notes receivable from affiliates............................     754     754       598        598
Securities lending collateral...............................   9,743   9,743     9,286      9,286
Assets held in separate accounts............................  27,163  27,163    25,537     25,537

Liabilities
Investment contracts........................................  32,512  34,556    30,792     33,591
Dividend accumulations......................................     898     898       904        904
Derivative liabilities......................................      66      66        58         58
Securities lending payable..................................   9,743   9,743     9,286      9,286
Liabilities related to separate accounts....................  27,163  27,163    25,537     25,537

   The following methods and assumptions were used to estimate the fair value of financial instruments:

   Fixed Maturity and Equity Securities

   Fair value for fixed maturity securities was based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimated fair value using internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company used its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

                    American General Life Insurance Company

Fair values for equity securities was based upon quoted market prices.

Mortgage Loans on Real Estate

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

Policy Loans

Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

Investment in Ultimate Parent Company

The fair value of the investment in the ultimate Parent Company is based on quoted market prices of AIG common stock.

Assets and Liabilities Related to Separate Accounts

The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

Derivative Financial Instruments

Fair values for derivative assets and liabilities were based upon quoted market prices received from AIG Financial Products Corp, an affiliated financial products company, and independent sources.

Investment Contracts

Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

Notes Receivable from Affiliates

Fair values of promissory notes and asset backed notes from affiliates were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

Partnerships

Fair value of partnerships is based upon the fair value of the net assets of these investments as determined by the general partners.

Separate Account Seed Money

Fair value is considered to be the market value of the underlying securities.

13. Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had $650.1 million of unfunded commitments for its investments in limited partnerships at December 31, 2005.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2005 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance

                    American General Life Insurance Company

Guaranty Associations. The liability is not material to the Company's consolidated statement of position. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $90.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5 percent or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date to convert any outstanding loan balances to one-year term. After an initial one-year extension, effective October 29, 2004, the facility was amended to extend the commitment termination date to October 28, 2005. The Company has received annual facility fees of 0.045%. However, effective as of October 29, 2004, the facility fee was changed to 0.040%. Effective October 28, 2005, the commitment was amended to extend the termination date to October 27, 2006. No loans were funded during 2005 or 2004.

AGL owns interests in certain limited liability companies (LLCs) which invested in six coal synthetic fuel production facilities. The sale of coal synthetic fuel produced by these six facilities generated income tax credits. Since acquiring the facilities, AGL has recognized approximately $447 million of synfuel tax credits through December 31, 2005. One of the conditions a taxpayer must meet to qualify for coal synfuel tax credits is that the synfuel production facility must have been "placed in service" before July 1, 1998. On July 1, 2005, Internal Revenue Service (IRS) field agents issued notices of proposed adjustment to the LLCs proposing to disallow all of the credits taken by the LLCs during the years 2001 through 2003. The IRS field agents subsequently conceded that one of the facilities was timely placed in service, but contended that none of the other underlying production facilities were placed in service by the statutory deadline. On October 3, 2005, IRS field agents issued 60-day letters to the LLCs proposing to disallow the tax credits taken with respect to synfuel sales by the remaining five production facilities. By letters dated February 17, 2006, the IRS field agents have advised the LLCs that all six production facilities were placed in service before July 1, 1998 and that they will withdraw the 60-day letters issued to the LLCs.

                    American General Life Insurance Company

Tax credits generated from the production and sale of synthetic fuel under section 29 of the Internal Revenue Code are subject to an annual phase-out provision that is based on the average wellhead price of domestic crude oil. The price range within which the tax credits are phased-out was originally established in 1980 and is adjusted annually for inflation. Depending on the price of domestic crude oil for a particular year, all or a portion of the tax credits generated in that year might be eliminated. Although AGL cannot predict the future price of domestic crude oil for the years 2006 and 2007 (the final years the tax credits are available), AGL does not expect the phase-out provision to affect tax credits generated in 2005. AIG has also entered into hedges designed to mitigate a portion of its future exposure to a sustained high price of oil. However, no assurance can be given as to the effectiveness of the hedging in actually reducing such exposure or whether such hedging will continue.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year.

Net premiums and losses retained by the Company, after retro-cessions to various quota share reinsurers, are 100% retro-ceded to another AIG subsidiary, American General Assurance Company ("AGAC"). Under the agreement with AGAC, the company remains liable for any credit losses arising from uncollectible amounts from the third party reinsurers, including the Company's 50% pool participant. During 2005 and 2004, the Company recorded charges of $17.0 million and $20.7 million, respectively, related to such uncollectible amounts. Reinsurance recoverables included in these financial statements related to the workers' compensation business were $58.8 million and $62.0 million at December 31, 2005 and 2004, respectively. While not included in these financial statements, the Company is contingently liable for losses incurred by its 50% pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

On February 9, 2006, AIG announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company

                    American General Life Insurance Company
will need to obtain permission from the SEC to continue to provide its variable annuities and variable universal life products. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the company.

                    American General Life Insurance Company

14. Reinsurance

Reinsurance transactions for the years ended December 31, 2005, 2004 and 2003 were as follows:

                                                                                                  Percentage
                                                             Ceded to     Assumed                 of Amount
                                                               Other     From Other                Assumed
                                              Gross Amount   Companies   Companies    Net Amount    to Net
                                              ------------ ------------  ----------  ------------ ----------
                                                                      (In Thousands)
December 31, 2005
Life insurance in force...................... $502,899,091 $408,690,675  $3,081,688  $ 97,290,104     3.17%
                                              ============ ============  ==========  ============
Premiums:
   Life insurance and annuities..............    3,200,493      456,696      14,397     2,758,194     0.52%
   Accident and health insurance.............       25,590        2,926       1,927        24,591     7.84%
                                              ------------ ------------  ----------  ------------
Total premiums............................... $  3,226,083 $    459,622  $   16,324  $  2,782,785     0.59%
                                              ============ ============  ==========  ============
December 31, 2004
Life insurance in force...................... $410,133,222 $314,611,320  $2,814,650  $ 98,336,552     2.86%
                                              ============ ============  ==========  ============
Premiums:
   Life insurance and annuities..............    2,903,136      395,625       9,307     2,516,818     0.37%
   Accident and health insurance.............       25,374        2,999       1,129        23,504     4.80%
                                              ------------ ------------  ----------  ------------
Total premiums............................... $  2,928,510 $    398,624  $   10,436  $  2,540,322     0.41%
                                              ============ ============  ==========  ============
December 31, 2003
Life insurance in force...................... $314,862,729 $211,992,953  $2,628,269  $105,498,045     2.49%
                                              ============ ============  ==========  ============
Premiums:
   Life insurance and annuities..............    2,638,355      305,828       6,641     2,339,168     0.28%
   Accident and health insurance.............       24,827       (6,252)     (7,296)       23,783   -30.68%
                                              ------------ ------------  ----------  ------------
Total premiums............................... $  2,663,182 $    299,576  $     (655) $  2,362,951    -0.04%
                                              ============ ============  ==========  ============

   Reinsurance recoverable on paid losses was approximately $44.7 million, and $47.5 million, at December 31, 2005 and 2004, respectively. Reinsurance recoverable on unpaid losses was approximately $114.5 million, and $77.7 million at December 31, 2005 and 2004, respectively.

                    American General Life Insurance Company

In December 2002, the Company entered into a coinsured/modified coinsurance agreement with AIG Life Insurance Company of Bermuda ("AIGB"). The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100% quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

15. Shareholder's Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The Company's stock is held by its immediate parent, AGC Life.

The Company paid $440 million, $300 million and $0 million in dividends on common stock to the Parent Company in 2005, 2004 and 2003, respectively. The Company also paid $680,000 in dividends on preferred stock to the Parent Company in 2005, 2004 and 2003.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2005, approximately $9.6 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $4.3 billion of consolidated shareholder's equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations.

                    American General Life Insurance Company

16. Division Operations

16.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Services

The Retirement Services Division, which primarily relates to the operation of VALIC, a wholly owned subsidiary of the Company, provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

16.2 Division Results

Results of each division exclude net realized investment gains.

Division earnings information was as follows:

                                         Revenues                 Income Before Taxes                Earnings
                               ----------------------------  ----------------------------  ----------------------------
                                2005      2004       2003     2005      2004       2003     2005      2004       2003
                               ------  ---------- ---------- ------  ---------- ---------- ------  ---------- ----------
                                       (Restated) (Restated)         (Restated) (Restated)         (Restated) (Restated)
                                                                     (In Millions)
Retirement Services........... $2,571    $2,464     $2,188   $1,110    $1,043     $  781   $  758    $  698      $523
Life Insurance................  4,161     3,850      3,488      547       488        419      500       401       385
                               ------    ------     ------   ------    ------     ------   ------    ------      ----
Total divisions...............  6,732     6,314      5,676    1,657     1,531      1,200    1,258     1,099       908
Realized investment gains
  (losses)....................    (53)      (63)       (28)     (53)      (63)       (28)     (34)      (41)      (18)
                               ------    ------     ------   ------    ------     ------   ------    ------      ----
Total consolidated............ $6,679    $6,251     $5,648   $1,604    $1,468     $1,172   $1,224    $1,058      $890
                               ======    ======     ======   ======    ======     ======   ======    ======      ====

                    American General Life Insurance Company

16.2 Division Results (continued)

Division balance sheet information was as follows:

                                               Assets           Liabilities
                                         ------------------- ------------------
                                                      December 31
                                         --------------------------------------
                                           2005      2004     2005      2004
                                         -------- ---------- ------- ----------
                                                  (Restated)         (Restated)
                                                     (In Millions)
Retirement Services..................... $ 70,603  $68,087   $65,608  $63,087
Life Insurance..........................   32,811   30,214    27,391   25,060
                                         --------  -------   -------  -------
Total consolidated...................... $103,414  $98,301   $92,999  $88,147
                                         ========  =======   =======  =======

17. Restatement of Previously Issued Financial Statements

In February 2005, AIG's management initiated an internal review of AIG's books and records. As a result of the internal review, AIG concluded that the accounting for certain transactions needed to be restated in its 2004 Annual Report on Form 10-K. In November 2005, AIG announced that it had identified additional items that would require restatement. The Company had activity in certain of the transaction types identified for accounting restatement. Due to the significance of such items to the Company's net income in the years ended December 31, 2004 and 2003, the Company has restated the consolidated financial statements as of December 31, 2004 and for the years ended December 31, 2004 and 2003. Relevant disclosures have been restated in footnotes 2, 3, 4, 8, 11, 12 and 16 due to the effects of the restatements discussed below. The following provides detail of the significant accounting adjustments included in the restatement of the Company's consolidated financial statements.

Dollar Roll Transactions. The Company enters into dollar roll transactions with third parties designed to enhance the return on the Company's mortgage-backed securities ("MBS") portfolio. In a dollar roll transaction, the Company agrees to sell a pool of MBSs and simultaneously agrees to repurchase substantially the same securities at a later date, typically in one month. The

                    American General Life Insurance Company

Company had previously accounted for these transactions as collateralized financings under SFAS 140. Even though the Company had received collateral sufficient to fund substantially all of the cost of purchasing identical replacement securities at the time of transfer, the Company was not fully protected during the term of the contract to replace the asset in the event that the transferee defaulted. Accordingly, the Company should not have accounted for these transactions as financings, but rather as derivatives with mark-to-market changes reflected in earnings.

Accounting for Derivatives. The Company enters into derivative contracts principally to hedge interest rate risk and foreign currency risk associated with certain investment securities and to hedge the index-based exposures inherent in the Company's equity-indexed annuity and universal life products. Such derivative transactions include interest rate swaps, cross currency swaps and S&P Index options which are generally executed through an affiliated counterparty. Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") requires that derivatives used for hedging must be executed with an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company has determined that in many cases its derivatives did not meet these hedging requirements. As a result, the accompanying consolidated financial statements have been restated to reclassify changes in fair value of derivatives from other comprehensive income to net realized investment gains (losses). The Company continues to believe that such hedging activities have been and remain economically effective.

Accounting for Limited Partnerships. In its previously issued consolidated financial statements for the year ended December 31, 2004, the Company recorded a correction to properly reflect its ownership in certain limited partnerships, which included an entry to the statement of income to record the cumulative amount of equity in earnings that had not been recorded in prior years. The accompanying consolidated financial statements have been restated to include the equity in earnings from these partnerships for the years ended December 31, 2004 and 2003 in the respective year's statement of income, and to record other miscellaneous corrections to accounting for various partnerships, including a mark-to-market adjustment on limited partnerships accounted for under the cost method.

Term Insurance Reserves and Deferred Acquisition Costs ("DAC"). In 2004, the Company converted its term policies, written primarily in 2003 and 2004, to a new administrative system. During the conversion, the Company determined that certain errors existed in the mortality factors used in its reserve calculations and that certain deferrable agent commissions had been erroneously omitted from its DAC calculations during 2003. In its previously issued consolidated financial statements for the year ended December 31, 2004, the Company recorded a correction to its

                    American General Life Insurance Company
recorded reserves and DAC for these matters. The accompanying consolidated financial statements have been restated to include these corrections in the period ended December 31, 2003.

Other Adjustments. Other restatement adjustments include impairments to reflect other-than-temporary declines in the value of certain available-for-sale securities as of the respective balance sheet dates, the release of credit reserves for mortgage loans and accrued interest on debt securities which were determined to be incorrect under GAAP, corrections of errors in reserves and deferred acquisition costs, and other miscellaneous corrections and reclassifications. In addition, corrections to additional paid-in capital related to the incorrect recording of two unrelated capital transactions, primarily occurring prior to 2003, were made as part of the restatement.

   The effect of all accounting restatement adjustments on the Company's consolidated statements of income was as follows:

                                                                                        Increase (Decrease) for
                                                                                           Years Ended and at
                                                                                              December 31,
                                                                                        ----------------------
                                                                                        2004         2003
                                                                                        ----------  ----------
                                                                                             (in millions)
Pretax income before cumulative effect of accounting change:
   Dollar roll transactions............................................................ $ 15        $ (87)
   Derivatives.........................................................................  (35)         (50)
   Limited partnerships................................................................   33          (10)
   Term reserves and DAC...............................................................  (32)          32
   Other...............................................................................  (18)          (1)
                                                                                        ----------  ----------
       Total effect on pretax income before cumulative effect of accounting change..... $(37)       $(116)
                                                                                        ==========  ==========
Net income:
   Dollar roll transactions............................................................ $ 10        $ (56)
   Derivatives.........................................................................  (23)         (33)
   Limited partnerships................................................................   21           (7)
   Term reserves and DAC...............................................................  (21)          21
   Other...............................................................................  (17)           3
                                                                                        ----------  ----------
       Total effect on net income...................................................... $(30)       $ (72)
                                                                                        ==========  ==========

                    American General Life Insurance Company

A summary of the restatement adjustments and their effect on line items in the consolidated financial statements is as follows:

As of and for the year ended December 31, 2004:

                                                                       As previously
                                                                         reported    Adjustments As restated
                                                                       ------------- ----------- -----------
                                                                                   (In millions)
Consolidated Balance Sheet
--------------------------
   Fixed maturity securities, available for sale......................    $49,436       $  3       $49,439
   Mortgage loans on real estate......................................      3,325         --         3,325
   Partnerships.......................................................      2,092         (4)        2,088
   Accounts receivable................................................      1,108        (10)        1,098
   Deferred policy acquisition costs/cost of insurance purchased......      3,617         (4)        3,613
   Total assets.......................................................     98,316        (15)       98,301
   Future policy benefits.............................................      9,156         (3)        9,153
   Policyholder contract deposits.....................................     38,439         11        38,450
   Federal income taxes...............................................      1,443          4         1,447
   Other liabilities..................................................      1,256        (11)        1,245
   Total liabilities..................................................     88,146          1        88,147
   Additional paid-in capital.........................................      3,624         (5)        3,619
   Accumulated other comprehensive income.............................      1,399         45         1,444
   Retained earnings..................................................      5,038        (56)        4,982
   Total shareholder's equity.........................................     10,068        (16)       10,052
   Total liabilities and shareholder's equity.........................     98,316        (15)       98,301

Consolidated Statement of Income
--------------------------------
   Net investment income..............................................      3,557        (72)        3,485
   Net realized investment gains (losses).............................       (158)        95           (63)
   Other revenues.....................................................        289         --           289
   Policyholder benefits..............................................      1,626         25         1,651
   Operating costs and expenses.......................................      1,035         34         1,069
   Pretax income before cumulative effect of accounting change........      1,504        (36)        1,468
   Income tax expense.................................................        399         (7)          392
   Net income (loss)..................................................      1,089        (30)        1,059

                    American General Life Insurance Company

As of and for the year ended December 31, 2004:

                                                                  As previously
                                                                    reported    Adjustments As restated
                                                                  ------------- ----------- -----------
                                                                              (In millions)
Consolidated Statement of Shareholder's Equity
----------------------------------------------
   Additional paid-in capital
       Beginning balance.........................................   $  3,507       $ (3)     $  3,504
       Capital contribution from Parent..........................        117         (2)          115
       Ending balance............................................      3,624         (5)        3,619
   Accumulated comprehensive income
       Beginning balance.........................................      1,098         19         1,117
       Other comprehensive income................................        301         26           327
       Ending balance............................................      1,399         45         1,444
   Retained earnings
       Beginning balance.........................................      4,250        (26)        4,224
       Net income................................................      1,089        (30)        1,059
       Ending balance............................................      5,038        (56)        4,982
   Total shareholder's equity....................................     10,068        (16)       10,052

Consolidated Statement of Cash Flows
------------------------------------
   Net income....................................................      1,089        (30)        1,059
   Interest credited to policyholders............................      2,064          3         2,067
   Change in accounts receivable.................................        (85)        10           (75)
   Change in future policy benefits and other policy claims......     (1,018)        11        (1,007)
   Amortization of policy acquisition costs and cost of
     insurance purchased.........................................        311          9           320
   Policy acquisition costs deferred.............................       (758)        26          (732)
   Provision for deferred income tax expense.....................        256         (5)          251
   Accounts payable to brokers...................................        (73)        73            --
   Realized investment losses (gains)............................        158        (95)           63
   Other, net....................................................        (10)        75            65
   Net cash provided by operating activities.....................      2,393         77         2,470
   Purchases of fixed maturities and equity securities...........    (27,374)       (17)      (27,391)
   Sales of fixed maturities and equity securities...............     27,002        (59)      (26,943)
   Change in securities lending collateral.......................         --          5             5
   Net cash used in investing activities.........................     (4,285)       (70)       (4,355)
   Capital contribution from Parent..............................        117         (2)          115
   Change in securities lending payable..........................         --         (5)           (5)
   Net cash provided by financing activities.....................      1,852         (7)        1,845

                    American General Life Insurance Company

As of and for the year ended December 31, 2003:

                                                                  As previously
                                                                    reported    Adjustments As restated
                                                                  ------------- ----------- -----------
                                                                              (In millions)
Consolidated Statement of Income
--------------------------------
   Premiums and other considerations.............................    $2,404        $ (41)     $2,363
   Net investment income.........................................     3,289         (149)      3,140
   Realized investment gains (losses)............................       (57)          29         (28)
   Other revenues................................................       176           (3)        173
   Policyholder benefits.........................................     1,545           (6)      1,539
   Operating costs and expenses..................................       940          (43)        897
   Pretax income before cumulative effect of accounting change...     1,288         (116)      1,172
   Income tax expense............................................       327          (44)        283
   Net income (loss).............................................       962          (72)        890

Consolidated Statement of Shareholder's Equity
------------------------------
   Additional paid-in capital
       Beginning balance.........................................     3,167           (4)      3,163
       Capital contribution from parent..........................       340            1         341
       Ending balance............................................     3,507           (3)      3,504
   Accumulated comprehensive income
       Beginning balance.........................................       736          (59)        677
       Other comprehensive income................................       361           79         440
       Ending balance............................................     1,098           19       1,117
   Retained earnings
       Beginning balance.........................................     3,289           46       3,335
       Net income................................................       962          (72)        890
       Ending balance............................................     4,250          (26)      4,224
   Total shareholder's equity....................................     8,862          (10)      8,852

                    American General Life Insurance Company

As of and for the year ended December 31, 2003:

                                                                  As previously
                                                                    reported    Adjustments As restated
                                                                  ------------- ----------- -----------
                                                                              (In millions)
Consolidated Statement of Cash Flows
------------------------------------
   Net income....................................................   $    962       $ (72)    $    890
   Interest credited to policyholders............................      2,039           4        2,043
   Change in future policy benefits and other policy claims......        216          (9)         207
   Amortization of policy acquisition costs and cost of
     insurance purchased.........................................        311         (23)         288
   Policy acquisition costs deferred.............................       (584)        (19)        (603)
   Provision for deferred income tax expense.....................        268         (46)         222
   Accounts payable to brokers...................................       (614)        614           --
   Realized investment (gains) losses............................        315         (29)         286
   Other, net....................................................        522         192          714
   Net cash provided by operating activities.....................      3,952         612        4,564
   Purchase of fixed maturities and equity securities............    (34,541)       (614)     (35,155)
   Change in securities lending collateral.......................         --           1            1
   Net cash used in investing activities.........................     (5,294)       (613)      (5,907)
   Capital contribution from parent..............................        340           1          341
   Change in securities lending payable..........................         --          (1)          (1)
   Net cash provided by financing activities.....................      1,545           1        1,546

                                    PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements

            (1) Financial Statements of the WM Strategic Asset Manager Divisions of American General Life Insurance Company Separate Account D incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File Nos. 333-25549/811-02441) of American General Life Insurance Company Separate Account D filed on May 2, 2005, Accession No. 0001193125-05-092270.

            (2) Interim Financial Statements of American General Life Insurance Company Separate Account D included herein.

                   Statement of Net Assets as of September 30, 2005
                   Statement of Operations for the period ended September 30,
                   2005
                   Statement of Changes in Net Assets for the period ended September 30, 2005 and December 31, 2004
                   Notes to Financial Statements

            (3) Consolidated Financial Statements of American General Life Insurance Company:

                   Report of Independent Registered Public Accounting Firm Consolidated Balance Sheets
                   Consolidated Statements of Income
                   Consolidated Statements of Shareholder's Equity Consolidated Statements of Comprehensive Income Consolidated Statements of Cash Flows
                   Notes to Consolidated Financial Statements

            (4) The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for the year then ended are incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File Nos. 333-25549/811-02441), filed on October 25, 2005, Accession No. 0000950129-05-010062.

      (b)   Exhibits.

1     (a)   American General Life Insurance Company of Delaware Board of
            Directors resolution authorizing the establishment of Separate
            Account D. (1)
      (b)   Resolution of the Board of Directors of American General Life
            Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company. (2)
      (c)   Resolution of the Board of Directors of American General Life
            Insurance Company of Delaware providing, inter alia, for
            Registered Separate Accounts' Standards of Conduct. (3)
2     Custodial agreements: None.
3     (a)   (i)    Distribution Agreement between American General Equity
                   Services Corporation and American General Life Insurance
                   Company, effective October 1, 2002, incorporated by reference to Post-Effective Amendment No. 7 to Form N-4
                   Registration Statement (File No. 333-40637) of American
                   General Life Insurance Company Separate Account D, filed
                   November 8, 2002.

            (ii)  (A)   Form of Master Marketing and Distribution Agreement,
                        by and among American General Life Insurance
                        Company, American General Securities Incorporated
                        and Sierra Investment Services Corporation. (8)
                  (B)   (1)   Master Marketing and Distribution Agreement by
                              and among American General Life Insurance
                              Company, American General Securities
                              Incorporated, and WM Funds Distributor, Inc.,
                              dated July 12, 1999. (10)
                        (2)   First Amendment to Master Marketing and
                              Distribution Agreement by and Among American
                              General Life Insurance Company, American
                              General Distributors, Inc. and WM Funds
                              Distributor, Inc., dated November 1, 2000. (12)
                  (C)   Form of Amended and Restated Master Marketing and
                        Distribution Agreement by and Among American General
                        Life Insurance Company, American General
                        Distributors, Inc. and WM Funds Distributor, Inc.
                        (12)
      (b)   (i)   Form of Selling Group Agreement, by and among American
                  General Life Insurance Company, American General
                  Securities Incorporated and Sierra Investment Services
                  Corporation. (8)
            (ii)  Form of Selling Group Agreement, by and among American
                  General Life Insurance Company, American General
                  Securities Incorporated and WM Funds Distributor, Inc. (12)
      (c)   (i)   Trust Participation Agreement. (5)
            (ii)  Form of First Amendment to the Trust Participation
                  Agreement by and among American General Life Insurance
                  Company, American General Securities Incorporated, The
                  Sierra Variable Trust and Sierra Investment Services
                  Corporation. (8)
            (iii) Participation Agreement Among American General Life
                  Insurance Company, American General Securities
                  Incorporated, The Sierra Variable Trust and Composite
                  Funds Distributor, Inc. (9)
            (iv)  Participation Agreement among American General Life
                  Insurance Company, American General Securities
                  Incorporated, WM Variable Trust, and WM Funds Distributor,
                  Inc., dated July 12, 1999. (10)
3     (c)   (v)   First Amendment to Participation Agreement among American
                  General Life Insurance Company, American General
                  Securities Incorporated, American General Distributors,
                  Inc., WM Variable Trust and WM Funds Distributor, Inc.,
                  dated November 1, 2000. (12)
      (d)   (i)   Agreement respecting certain indemnifications given by
                  Sierra Investment Advisors Corporation and Sierra
                  Investment Services Corporation to American General Life
                  Insurance Company and American General Securities
                  Incorporated. (5)
            (ii)  Indemnification Agreement by and among American General
                  Life Insurance Company, American General Securities
                  Incorporated, WM Advisors, Inc., and WM Funds Distributor,
                  Inc., dated July 12, 1999. (10)
            (iii) First Amendment to Indemnification Agreement by and among
                  American General Life Insurance Company, American General
                  Distributors, Inc., WM Advisors, Inc. and WM Funds
                  Distributor, Inc., dated November 1, 2000. (12)
4     (a)   Specimen form of Combination Fixed and Variable Annuity Contract
            (Form No. 97010). (8)
      (b)   Specimen form of Combination Fixed and Variable Annuity Contract
            (Form No. 97011). (8)
      (c)   Specimen form of Waiver of Surrender Charge Rider for Contract
            Form No. 97010 and Contract Form No. 97011. (8)
      (d)   Form of Qualified Contract Endorsement. (6)
      (e)   (i)   (A)   Specimen form of Individual Retirement Annuity
                        Disclosure Statement available under Contract Form
                        No. 97010 and Contract Form No. 97011. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate
                        Account D, filed on May 2, 2005.

                  (B) Specimen form of Roth Individual Retirement Annuity Disclosure Statement available under Contract Form No. 97010 and Contract Form No. 97011. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4

                  Registration Statement (File No. 333-25549) of American
                  General Life Insurance Company Separate Account D, filed
                  on May 2, 2005.
            (ii)  Specimen form of Individual Retirement Annuity
                  Endorsement. (4)
            (iii) Specimen form of IRA Instruction Form. (6)
5     (a)   (i)   Specimen form of Application for Contract Form No. 97010
                  and Contract Form No. 97011. (8)
            (ii)  Specimen form of April 1, 1998 amended Application for
                  Contract form No. 97010 and Contract Form No. 97011. (9)
            (iii) Specimen form of amended Application for Contract Form No.
                  97010 and Contract Form No. 97011. (9)
            (iv)  Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended October 1, 1998. (11)
            (v)   (A)    Specimen form of Application for Contract Form No.
                         97010 and Contract Form No. 97011, amended March 1,
                         1999. (11)
                  (B)    Specimen form of Application for Contract Form No.
                         97010 and Contract Form No. 97011, amended May 1,
                         2000. (13)
                  (C)    Specimen form of Application limited to financial
                         institution sales in Florida for Contract Form No.
                         97010 and Contract Form No. 97011, amended May 1,
                         2000. (13)
                  (D)    Specimen form of Oregon Application for Contract
                         Form No. 97010 and Contract Form No. 97011, amended
                         May 1, 2000. (13)
                  (E)    Specimen form of Application (Form No. L 8908-97 REV
                         0399) for Contract Form No. 97010 and Contract Form
                         No. 97011, amended May 1, 2001. (14)
                  (F)    Specimen form of Application (Form No. 8908-10 REV
                         0500) limited to financial institution sales in
                         Florida for Contract Form No. 97010 and Contract
                         Form No 97011, amended May 1, 2001. (14)
                  (G)    Specimen form of Oregon Application (Form No.
                         8908-38 REV 0600) for Contract Form No. 97010 and
                         Contract Form No. 97011, amended May 1, 2001. (14)
            (vi)  Specimen form of SNAP Annuity Ticket application. (8)
      (b)   (i)   Election of Annuity Payment Option/Change Form. (5)
            (ii)  Specimen form of Absolute Assignment to Effect Section
                  1035(a) Exchange and Rollover of a Life Insurance Policy
                  or Annuity Contract. (6)
      (c)   (i)   Contract Service Request, including telephone transfer
                  authorization for Contract Form No. 97010 and Contract
                  Form No. 97011. (8)
            (ii)  Contract Service Request, amended April 1, 1998, including telephone transfer authorization for Contract No. 97010
                  and Contract Form No. 97011. (9)
            (iii) Amended Contract Service Request, including telephone transfer authorization for Contract No. 97010 and Contract
                  Form No. 97011. (9)
            (iv)  (A)    Contract Service Request, amended March 1, 1999,
                         including telephone transfer authorization for
                         Contract Form No. 97010 and Contract Form No. 97011.
                         (11)
                  (B)    Contract Service Request, amended May 1, 2000,
                         including telephone transfer authorization for
                         Contract Form No. 97010 and Contract Form No. 97011.
                         (13)
                  (C)    Form of Dollar Cost Averaging Enrollment Form for
                         Contract Form No. 97010 and Contract Form No. 97011.
                         (13)
                  (D)    Contract Service Request, amended May 1, 2001,
                         including telephone transfer authorization for
                         Contract Form No. 97010 and Contract Form No. 97011.
                         (14)
            (v)   Form of Authorization Limited to Execution of Transaction
                  Requests for Contract. (4)
            (vi)  Form of Transaction Request Form. (6)
6     (a)   Amended and Restated Articles of Incorporation of American
            General Life Insurance Company, effective December 31, 1991. (2)
      (b)   Amendment to the Amended and Restated Articles of Incorporation
            of American General Life Insurance Company, effective July 13,
            1995, incorporated by reference to Post-Effective Amendment No.
            3 to Form S-6 Registration Statement (File No. 333-53909) of
            American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998.
      (c)   Bylaws of American General Life Insurance Company, restated as of June 8, 2005. (7)

  7     None
  8     (a)   Form of Letter Agreement between Sierra Investment Services
              Corporation and American General Life Insurance Company
              regarding expenses. (8)
        (b)   Administrative Services Agreement between American General
              Life Insurance Company and WM Advisors, Inc. dated as of
              October 2, 1998. (11)
        (c)   Amendment No. 1 to Administrative Services Agreement between
              American General Life Insurance Company and WM Advisors, Inc.
              dated as of January 1, 2000. (13)
        (d)   Form of Addendum to Service and Expense Agreement dated
              February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General
              Life Insurance Company, American General Life Companies, LLC
              and American General Equity Services Corporation, effective
              May 1, 2004. Incorporated by reference to Post-Effective
              Amendment No. 8 to Form N-4 Registration Statement (File No.
              333-25549) of American General Life Insurance Company Separate
              Account D, filed on May 2, 2005.
        (e)   General Guarantee Agreement between American General Life
              Insurance Company and American Home Assurance Company. (15)
  9     (a)   Opinion and Consent of Counsel for Depositor. (8)
  9.    (b)   Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
              Counsel to American Home Assurance Company. (17)
  10    Consent of Independent Registered Public Accounting Firm. (Filed
        herewith)
  11    Not applicable
  12    None
  13    (a)   (i)   (A)    Computations of hypothetical historical
                           standardized average annual total returns for the
                           Global Money Fund Division, available under
                           Contract Form No. 97010 and Contract Form No.
                           97011 for the one year period ended December 31,
                           1996. (8)
                    (B)    Computations of hypothetical historical average
                           annual total returns for the Money Market Fund,
                           Short Term High Quality Bond Fund, U.S. Government
                           Securities Fund, Income Fund, Growth & Income
                           Fund, Growth Fund, Emerging Growth Fund, and
                           International Growth Fund Divisions available
                           under Contract Form No. 97010 and Contract Form
                           No. 97011 for the one year period ended December
                           31, 1997. (9)
              (ii)  (A)    Computations of hypothetical historical
                           non-standardized total returns for the Global
                           Money Fund Division, available under Contract Form
                           No. 97010 and Contract Form No. 97011 for the one
                           year period ended December 31, 1996, and since
                           inception. (8)
                    (B)    Computations of hypothetical historical total
                           returns for the Money Market Fund, Short Term High
                           Quality Bond Fund, U.S. Government Securities
                           Fund, Income Fund, Growth & Income Fund, Growth
                           Fund, Emerging Growth Fund, and International
                           Growth Fund Divisions available under Contract
                           Form No. 97010 and Contract Form No. 97011 for the
                           one year period ended December 31, 1997, and since
                           inception. (9)
              (iii) (A)    Computations of hypothetical historical
                           non-standardized cumulative total returns for the Global Money Fund Division, available under
                           Contract Form No. 97010 and Contract Form No.
                           97011 for the one year period ended December 31, 1996, and since inception. (8)
                    (B)    Computations of hypothetical historical cumulative
                           total returns for the Money Market Fund, Short
                           Term High Quality Bond Fund, U.S. Government
                           Securities Fund, Income Fund, Growth & Income
                           Fund, Growth Fund, Emerging Growth Fund, and
                           International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form
                           No. 97011 for the one year period ended December
                           31, 1997, and since inception. (9)
              (iv)  Computations of hypothetical historical seven day yield and effective yield for the Global Money Fund Division, available under Contract Form No. 97010 and Contract
                    Form No. 97011 for the seven day period ended December
                    31, 1996. (8)

              (v)    (A)    Computation of hypothetical historical
                            non-standardized total return for the Mid Cap
                            Stock Fund Division, available under Contract
                            Form No. 97010 and Contract No. 97011, since
                            inception. (12)
                     (B)    Computation of hypothetical historical
                            non-standardized average annual total return for
                            the Mid Cap Stock Fund, available under Contract
                            Form No. 97010 and Contract No. 97011, since
                            inception. (12)
                     (C)    Computation of hypothetical historical average
                            annual total return for the Mid Cap Stock Fund,
                            available under Contract Form No. 97010 and
                            Contract No. 97011, since inception. (12)
14    American Home Assurance Company Power of Attorney. (Filed herewith)

--------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 2-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on March 29, 1993.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on October 18, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005, accession number 0001193125-05-0165474.

(8) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on February 12, 1997.

(9) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 1, 1998, accession number 0000904456-98-000109.

(10) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 21, 2000, accession number 000089243-00-000913.

(11) Previously filed in Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 23, 1999, accession number 0000899243-99-000787.

(12) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 5, 2001, accession number 0000899243-01-000859.

(13) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 25, 2000, accession number 0000899243-00-000935.

(14) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 18, 2001, accession number 0000899243-01-000892.

(15) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on August 12, 2005, accession number 0000089031-05-000008.

(16) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D, filed on September 26, 2005, accession number 0001193125-05-191297.

(17) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on October 25, 2005, Accession No. 0000950129-05-010062.

Item 25. Directors and Officers of the Depositor

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  --------------------------------------------------
Rodney O. Martin, Jr.        Director, Chairman of the Board of Directors,
                             President and Chief Executive Officer
M. Bernard Aidinoff (1)      Director
David J. Dietz (2)           Director and Chairman-Affluent & Corporate
                             Markets Profit Center
Mary Jane Fortin             Director, Chief Financial Officer and Executive
                             Vice President
David L. Herzog (4)          Director
Richard A. Hollar (3)        Director, President-Life Brokerage Profit Center
                             and Chief Executive Officer-Life Brokerage Profit
                             Center
Royce G. Imhoff, II          Director, President-Affluent & Corporate Markets
                             Profit Center and Chief Executive
                             Officer-Affluent & Corporate Markets Profit Center
Ernest T. Patrikis (4)       Director
Gary D. Reddick              Director, Executive Vice President and Chief
                             Administrative Officer
Christopher J. Swift         Director
James W. Weakley             Director, President-Group Benefits & Financial
                             Institutions, and AIG Workplace Solutions Profit
                             Center and Chief Executive Officer-Group Benefits
                             & Financial Institutions, and Workplace Solutions
                             Profit Center
Thomas L. Booker             President-Annuity Profit Center
Lawrence J. O'Brien          President-Agency Building Profit Center
David R. Armstrong (5)       Executive Vice President
Rebecca G. Campbell          Executive Vice President, Human Resources
Steven D. Anderson           Senior Vice President
Stephen A. Appleyard         Senior Vice President
Erik A. Baden                Senior Vice President, SPIA
Wayne A. Barnard             Senior Vice President, Illustration Actuary
Robert M. Beuerlein          Senior Vice President and Chief Appointed Actuary

Jeffrey H. Carlson           Senior Vice President and Chief Information
                             Officer
James A. Galli (2)           Senior Vice President and Chief Business
                             Development Officer
William F. Guterding (2)     Senior Vice President
Robert F. Herbert, Jr.       Senior Vice President, Treasurer and Controller
S. Douglas Israel            Senior Vice President
Kyle L. Jennings             Senior Vice President and General Counsel
Althea R. Johnson            Senior Vice President
Glen D. Keller               Senior Vice President
Simon J. Leech               Senior Vice President
Kent D. Major                Senior Vice President
Mark R. McGuire              Senior Vice President
Laura W. Milazzo             Senior Vice President
John W. Penko                Senior Vice President
A. Hasan Qureshi (6)         Senior Vice President
Dennis H. Roberts            Senior Vice President
Richard C. Schuettner (3)    Senior Vice President
James P. Sennett             Senior Vice President
James P. Steele (7)          Senior Vice President
Robert E. Steele (7)         Senior Vice President
Dan E. Trudan (3)            Senior Vice President
Frederic R. Yopps            Senior Vice President
Steven E. Zimmerman          Senior Vice President and Medical Director
Edward F. Bacon              Vice President
Joan M. Bartel               Vice President
Paul Bell, III (8)           Vice President
Michael B. Boesen            Vice President
James B. Brown               Vice President
David W. Butterfield (5)     Vice President
Michael Candy                Vice President
Robert W. Chesner            Vice President
Valerie A. Childrey          Vice President and Medical Director
Mark E. Childs               Vice President
Robert M. Cicchi             Vice President
Steven A. Dmytrack           Vice President
Elizabeth Dobbs              Vice President
Douglas M. Donnenfield (3)   Vice President
Timothy M. Donovan           Vice President
Farideh N. Farrokhi          Vice President and Assistant Secretary
Patrick Froze (3)            Vice President
Brad J. Gabel (3)            Vice President
Frederick J. Garland, Jr     Vice President
Lisa Gerhart                 Vice President
Richard L. Gravette          Vice President and Assistant Treasurer
Kenneth J. Griesemer (9)     Vice President
Daniel J. Gutenberger (4)    Vice President and Medical Director
Joel H. Hammer (10)          Vice President
John Harmeling               Vice President
Craig H. Harrel              Vice President
D. Leigh Harrington          Vice President
Bradley Harris               Vice President
Michael Harrison             Vice President, Annuity Product Management
Neal C. Hasty (9)            Vice President
Keith C. Honig (11)          Vice President
Stephen D. Howard            Vice President
Janna M. Hubble              Vice President
Walter P. Irby               Vice President

Sharla A. Jackson (7)        Vice President
David S. Jorgensen           Vice President
Stephen C. Kennedy (3)       Vice President
Gary J. Kleinman (10)        Vice President and Real Estate Investment Officer
Charles L. Levy              Vice President and Medical Director
Linda Lewis (9)              Vice President
Robert J. Ley (4)            Vice President
Jerry L. Livers              Vice President
Gwendolyn J. Mallett         Vice President
W. Larry Mask                Vice President, Real Estate Investment Officer
                             and Assistant Secretary
Gordon Massie                Vice President
Melvin C. McFall             Vice President
Richard D. McFarland         Vice President
Beverly A. Meyer (3)         Vice President
Candace A. Michael           Vice President
Anne K. Milio                Vice President
Sylvia A. Miller (12)        Vice President
Alex N. Moral                Vice President
Alberto Murguia              Vice President
Michael R. Murphy (3)        Vice President
David W. Napoli              Vice President
Carl T. Nichols (7)          Vice President and Medical Director
Deanna D. Osmonson           Vice President and Chief Compliance Officer
Rembert R. Owen, Jr.         Vice President, Real Estate Investment Officer
                             and Assistant Secretary
Lori J. Payne                Vice President
Kirsten M. Pedersen          Vice President
Cathy A. Percival            Vice President and Medical Director
Rodney E. Rishel (13)        Vice President
Terri Robbins (14)           Vice President
Walter J. Rucecki, Jr.       Vice President
Dale W. Sachtleben (12)      Vice President
Robert C. Sage               Vice President
Kristin Sather (10)          Vice President
Richard W. Scott             Vice President and Chief Investment Officer
Tom L. Scott                 Vice President and Chief Investment Officer
T. Clay Spires               Vice President and Tax Officer
Gregory R. Thornton (12)     Vice President
Veronica Torralba            Vice President
J. Alan Vale                 Vice President
Christian D. Weiss (12)      Vice President
Timothy White                Vice President
Cynthia P. Wieties           Vice President
Bridgette Wilson (12)        Vice President, New Business
Elizabeth M. Tuck (4)        Secretary
Lauren W. Jones              Assistant Secretary

--------
(1)  Sullivan and Cromwell, 125 Broad Street, New York, NY 10004

(2)  830 Third Avenue, New York, NY 10022

(3)  750 West Virginia Street, Milwaukee, WI 53204

(4)  70 Pine Street, New York, NY 10270

(5)  3600 Route 66, Neptune, NJ 07754

(6)  1 ALICO Plaza, 600 King Street, Wilmington, DE 19801

(7)  205 E. 10th Street, Amarillo, TX 79101

(8)  Walnut Glen Tower, 8144 Walnut Hill Lane, Dallas, TX 75231

(9)  6363 Forest Park Road, Dallas, TX 75235

(10) 1 Chase Manhattan Place, New York, NY 10005

(11) 1 SunAmerica Center, Los Angeles, CA 90067

(12) #1 Franklin Square, Springfield, IL 62713

(13) American General Center, 2000 American General Way, Brentwood, TN 37027

(14) 175 Water Street, New York, NY 10038

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of this Item 26. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-06-003276, filed March 16, 2006.

                              SUBSIDIARIES OF AIG

                                                                                                  Percentage
                                                                                                  of Voting
                                                                                                  Securities
                                                                                 Jurisdiction of Owned by its
                                                                                  Incorporation   Immediate
                                                                                 or Organization  Parent(2)
                                                                                 --------------- ------------
American International Group, Inc. (Registrant)(1)..............................       Delaware          (3)
  AIG Aviation, Inc.............................................................        Georgia       100
  AIG Bulgaria Insurance and Reinsurance Company EAD............................       Bulgaria       100
  AIG Capital Corporation.......................................................       Delaware       100
   AIG Consumer Finance Group, Inc..............................................       Delaware       100
     AIG Bank Polska S.A........................................................         Poland     97.23
     AIG Credit S.A.............................................................         Poland        80
     Compania Financiera Argentina S.A..........................................      Argentina      92.7
   AIG Finance Holdings, Inc....................................................       New York       100
     AIG Finance (Hong Kong) Limited............................................      Hong Kong       100
   AIG Global Asset Management Holdings Corp....................................       Delaware       100
     AIG Asset Management Services, Inc.........................................       Delaware       100
       Brazos Capital Management, L.P...........................................       Delaware        92
     AIG Capital Partners, Inc..................................................       Delaware       100
     AIG Equity Sales Corp......................................................       New York       100
     AIG Global Investment Corp.................................................     New Jersey       100
   International Lease Finance Corporation......................................     California     64.85(4)
   AIG Global Real Estate Investment Corp.......................................       Delaware       100
  AIG Credit Corp...............................................................       Delaware       100
   A.I. Credit Corp.............................................................  New Hampshire       100
   Imperial Premium Finance, Inc................................................     California       100
   Imperial Premium Finance, Inc................................................       Delaware       100
  AIG Egypt Insurance Company, S.A.E............................................          Egypt     89.98

  AIG Federal Savings Bank......................................................      Delaware   100
  AIG Financial Advisor Services, Inc...........................................      Delaware   100
   AIG Financial Advisor Services (Europe), S.A.................................    Luxembourg   100
  AIG Financial Products Corp...................................................      Delaware   100
   AIG Matched Funding Corp.....................................................      Delaware   100
   Banque AIG...................................................................        France    90(5)
  AIG Funding, Inc..............................................................      Delaware   100
  AIG Global Trade & Political Risk Insurance Company...........................    New Jersey   100
  A.I.G. Golden Insurance Ltd...................................................        Israel 50.01
  AIG Life Insurance Company....................................................      Delaware    79(6)
  AIG Life Insurance Company of Canada..........................................        Canada   100
  AIG Life Insurance Company of Puerto Rico.....................................   Puerto Rico   100
  AIG Liquidity Corp............................................................      Delaware   100
  AIG Marketing, Inc............................................................      Delaware   100
  AIG Memsa, Inc................................................................      Delaware   100(7)
     Tata AIG General Insurance Company Limited.................................         India    26
  AIG Private Bank Ltd..........................................................   Switzerland   100
  AIG Retirement Services, Inc..................................................      Delaware   100(8)
   SunAmerica Life Insurance Company............................................       Arizona   100
     SunAmerica Investments, Inc................................................       Georgia    70(9)
       AIG Advisor Group, Inc...................................................      Maryland   100
         Advantage Capital Corporation..........................................      New York   100
         FSC Securities Corporation.............................................      Delaware   100
         Royal Alliance Associates, Inc.........................................      Delaware   100
         Sentra Securities Corporation..........................................    California   100
         Spelman & Co., Inc.....................................................    California   100
         SunAmerica Securities, Inc.............................................      Delaware   100
       AIG SunAmerica Life Assurance Company....................................       Arizona   100(10)
         AIG SunAmerica Asset Management Corp...................................      Delaware   100
          AIG SunAmerica Capital Services, Inc..................................      Delaware   100
       First SunAmerica Life Insurance Company..................................      New York   100
  AIG Risk Management, Inc......................................................      New York   100
  AIG Technologies, Inc......................................................... New Hampshire   100
AIGTI, Inc......................................................................      Delaware   100
AIG Trading Group Inc...........................................................      Delaware   100
  AIG International, Inc........................................................      Delaware   100
AIU Insurance Company...........................................................      New York    52(11)
AIU North America, Inc..........................................................      New York   100
American General Corporation....................................................         Texas   100
  American General Bancassurance Services, Inc..................................      Illinois   100
  AGC Life Insurance Company....................................................      Missouri   100
   AIG Assurance Canada.........................................................        Canada   100(7)
   AIG Life of Bermuda, Ltd.....................................................       Bermuda   100
   American General Life and Accident Insurance Company.........................     Tennessee   100
   American General Life Insurance Company......................................         Texas   100
     American General Annuity Service Corporation...............................         Texas   100
     AIG Enterprise Services, LLC...............................................      Delaware   100
     American General Equity Services Corporation...............................      Delaware   100
     American General Life Companies, LLC.......................................      Delaware   100
     The Variable Annuity Life Insurance Company................................         Texas   100
       VALIC Retirement Services Company........................................         Texas   100
       VALIC Trust Company......................................................         Texas   100
   American General Property Insurance Company..................................     Tennessee 51.85(12)
     American General Property Insurance Company of Florida.....................       Florida   100
   AIG Annuity Insurance Company................................................         Texas   100
   The United States Life Insurance Company in the City of New York.............      New York   100
  American General Finance, Inc.................................................       Indiana   100
   American General Auto Finance, Inc...........................................      Delaware   100
   American General Finance Corporation.........................................       Indiana   100
     MorEquity, Inc.............................................................        Nevada   100

       Wilmington Finance, Inc..................................................      Delaware   100
     Merit Life Insurance Co....................................................       Indiana   100
     Yosemite Insurance Company.................................................       Indiana   100
       CommoLoCo, Inc...........................................................   Puerto Rico   100
   American General Financial Services of Alabama, Inc..........................       Alabama   100
  American General Investment Management Corporation............................      Delaware   100
  American General Realty Investment Corporation................................         Texas   100
  American General Assurance Company............................................      Illinois   100
   American General Indemnity Company...........................................      Illinois   100
   USLIFE Credit Life Insurance Company of Arizona..............................       Arizona   100
  Knickerbocker Corporation.....................................................         Texas   100
American Home Assurance Company.................................................      New York   100
  AIG Domestic Claims, Inc......................................................      Delaware    50(13)
  AIG Hawaii Insurance Company, Inc.............................................        Hawaii   100
   American Pacific Insurance Company, Inc......................................        Hawaii   100
  American International Insurance Company......................................      New York   100
   American International Insurance Company of California, Inc..................    California   100
   American International Insurance Company of New Jersey.......................    New Jersey   100
   Minnesota Insurance Company..................................................     Minnesota   100
  American International Realty Corp............................................      Delaware  31.5(14)
  Pine Street Real Estate Holdings Corp......................................... New Hampshire 31.47(14)
  Transatlantic Holdings, Inc...................................................      Delaware 33.45(15)
   Transatlantic Reinsurance Company............................................      New York   100
     Putnam Reinsurance Company.................................................      New York   100
     Trans Re Zurich............................................................   Switzerland   100
American International Insurance Company of Delaware............................      Delaware   100
American International Life Assurance Company of New York.......................      New York 77.52(16)
American International Reinsurance Company, Ltd.................................       Bermuda   100
  AIG Edison Life Insurance Company.............................................         Japan    90(17)
  American International Assurance Company, Limited.............................     Hong Kong   100
   American International Assurance Company (Australia) Limited.................     Australia   100
  American International Assurance Company (Bermuda) Limited....................       Bermuda   100
   American International Assurance Co. (Vietnam) Limited.......................       Vietnam   100
   Tata AIG Life Insurance Company Limited......................................         India    26
  Nan Shan Life Insurance Company, Ltd..........................................        Taiwan    95
American International Underwriters Corporation.................................      New York   100
American International Underwriters Overseas, Ltd...............................       Bermuda   100
  AIG Europe (Ireland) Limited..................................................       Ireland   100
  AIG Europe (U.K.) Limited.....................................................       England   100
  AIG Brasil Companhia de Seguros...............................................        Brazil    50
  Universal Insurance Co., Ltd..................................................      Thailand   100
  La Seguridad de Centroamerica, Compania de Seguros S.A........................     Guatemala   100
  La Meridional Compania Argentina de Seguros...................................     Argentina   100
  American International Insurance Company of Puerto Rico.......................   Puerto Rico   100
  A.I.G. Colombia Seguros Generales S.A.........................................      Colombia   100
  American International Underwriters GmBH......................................       Germany   100
  Underwriters Adjustment Company, Inc..........................................        Panama   100
American Life Insurance Company.................................................      Delaware   100
  AIG Life (Bulgaria) Z.D. A.D..................................................      Bulgaria   100
  ALICO, S.A....................................................................        France   100
  First American Polish Life Insurance and Reinsurance Company, S.A.............        Poland   100
  Inversiones Interamericana S.A. (Chile).......................................         Chile   100
  Pharaonic American Life Insurance Company.....................................         Egypt 71.63
  Unibanco AIG Seguros S.A......................................................        Brazil 47.81(18)
AIG Life Insurance Company (Switzerland) Ltd....................................   Switzerland   100
American Security Life Insurance Company, Ltd...................................  Lichtenstein   100
Birmingham Fire Insurance Company of Pennsylvania...............................  Pennsylvania   100
China America Insurance Company, Ltd............................................      Delaware    50

Commerce and Industry Insurance Company.........................................       New York   100
Commerce and Industry Insurance Company of Canada...............................        Ontario   100
Delaware American Life Insurance Company........................................       Delaware   100
Hawaii Insurance Consultants, Ltd...............................................         Hawaii   100
HSB Group, Inc..................................................................       Delaware   100
  The Hartford Steam Boiler Inspection and Insurance Company....................    Connecticut   100
   The Hartford Steam Boiler Inspection and Insurance Company of Connecticut....    Connecticut   100
   HSB Engineering Insurance Limited............................................        England   100
     The Boiler Inspection and Insurance Company of Canada......................         Canada   100
The Insurance Company of the State of Pennsylvania..............................   Pennsylvania   100
Landmark Insurance Company......................................................     California   100
Mt. Mansfield Company, Inc......................................................        Vermont   100
National Union Fire Insurance Company of Pittsburgh, Pa.........................   Pennsylvania   100
  American International Specialty Lines Insurance Company......................         Alaska    70(19)
  Lexington Insurance Company...................................................       Delaware    70(19)
   AIG Centennial Insurance Company.............................................   Pennsylvania   100
     AIG Premier Insurance Company..............................................   Pennsylvania   100
       AIG Indemnity Insurance Company..........................................   Pennsylvania   100
     AIG Preferred Insurance Company............................................   Pennsylvania   100
     AIG Auto Insurance Company of New Jersey...................................     New Jersey   100
   JI Accident & Fire Insurance Co. Ltd.........................................          Japan    50
  National Union Fire Insurance Company of Louisiana............................      Louisiana   100
  National Union Fire Insurance Company of Vermont..............................        Vermont   100
  21st Century Insurance Group..................................................     California 33.03(20)
   21st Century Insurance Company...............................................     California   100
   21st Century Casualty Company................................................     California   100
   21st Century Insurance Company of the Southwest..............................          Texas   100
  Starr Excess Liability Insurance Company, Ltd.................................       Delaware   100
   Starr Excess Liability Insurance International Ltd...........................        Ireland   100
NHIG Holding Corp...............................................................       Delaware   100
  Audubon Insurance Company.....................................................      Louisiana   100
   Audubon Indemnity Company....................................................    Mississippi   100
   Agency Management Corporation................................................      Louisiana   100
     The Gulf Agency, Inc.......................................................        Alabama   100
  New Hampshire Insurance Company...............................................   Pennsylvania   100
   AIG Europe, S.A..............................................................         France   (21)
   AI Network Corporation.......................................................       Delaware   100
   American International Pacific Insurance Company.............................       Colorado   100
   American International South Insurance Company...............................   Pennsylvania   100
   Granite State Insurance Company..............................................   Pennsylvania   100
   New Hampshire Indemnity Company, Inc.........................................   Pennsylvania   100
   AIG National Insurance Company, Inc..........................................       New York   100
         Illinois National Insurance Co.........................................       Illinois   100
   New Hampshire Insurance Services, Inc........................................  New Hampshire   100
  AIG Star Life Insurance Co., Ltd..............................................          Japan   100
The Philippine American Life and General Insurance Company......................    Philippines 99.78
  Pacific Union Assurance Company...............................................     California   100
  Philam Equitable Life Assurance Company, Inc..................................    Philippines 95.31
  Philam Insurance Company, Inc.................................................    Philippines   100
Risk Specialist Companies, Inc..................................................       Delaware   100
United Guaranty Corporation..................................................... North Carolina 36.31(22)
  United Guaranty Insurance Company............................................. North Carolina   100
  United Guaranty Mortgage Insurance Company.................................... North Carolina   100
  United Guaranty Mortgage Insurance Company of North Carolina.................. North Carolina   100
  United Guaranty Partners Insurance Company....................................        Vermont    80
  United Guaranty Residential Insurance Company of North Carolina............... North Carolina   100
  United Guaranty Residential Insurance Company................................. North Carolina 75.03(23)
   United Guaranty Commercial Insurance Company of North Carolina............... North Carolina   100

  United Guaranty Mortgage Indemnity Company.................................... North Carolina 100
  United Guaranty Credit Insurance Company...................................... North Carolina 100
United Guaranty Services, Inc................................................... North Carolina 100

(1) All subsidiaries listed are consolidated in the accompanying financial statements. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)  Percentages include directors' qualifying shares.
(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and
     2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)  Also owned 10 percent by AIG Matched Funding Corp.
(6)  Also owned 21 percent by Commerce and Industry Insurance Company.
(7)  Indirect wholly-owned subsidiary.
(8)  Formerly known as AIG SunAmerica Inc.
(9)  Also owned 30 percent by AIG Retirement Services, Inc.
(10) Formerly known as Anchor National Life Insurance Company.
(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13) Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
(14) Also owned by 11 other AIG subsidiaries.
(15) Also owned 25.95 percent by AIG.
(16) Also owned 22.48 percent by American Home Assurance Company.
(17) Also owned ten percent by a subsidiary of American Life Insurance Company.
(18) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.
(19) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
(20) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(21) 100 percent to be held with other AIG companies.
(22) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and
     0.86 percent by The Insurance Company of the State of Pennsylvania.
(23) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a Separate account of American General Life Insurance Company (Depositor).

Item 27. Number of Contract Owners

As of March 17, 2006 there were 11,957 owners of the Contracts, of which 3,950 were qualified Contracts and 8,007 were non-qualified Contracts.

Item 28. Indemnification

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting on behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

No indemnification shall be made under Article VII, section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by; (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Section 12 of the Trust Participation Agreement that is incorporated by reference in Exhibit 3(c)(i) of this Registration Statement as amended by Form of First Amendment to the Trust Participation Agreement that is filed as
Exhibit 3(c)(ii) to this Registration Statement are hereby incorporated by reference in response to this item. Section 12.1 thereof provides that the Company will indemnify The Sierra Variable Trust (the "Trust") and Sierra Investment Services Corporation (the "Distributor") and their directors, trustees, officers and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company is responsible in this Registration Statement or otherwise or due to the Company's failure to meet its obligations under the Trust Participation Agreement.
Section 12.2 thereof provides that the Distributor will indemnify the Trust, the Company, American General Equity Services Corporation ("AGESC") and their officers, trustees, employees and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement or otherwise or as a result of any failure by the Trust or the Distributor to meet its obligations under the Trust Participation Agreement.

Section 6 of the Master Marketing and Distribution Agreement that is filed as
Exhibit 3(a)(ii)(B) to this Registration Statement is hereby incorporated by reference in response to this item. Paragraph 5.1 thereof provides that the Company and AGESC will indemnify the Distributor and any other broker-dealer affiliated with the Distributor and contracted to sell the Contracts, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company or AGESC is responsible in this Registration Statement or due to any negligent, illegal or fraudulent acts of the Company or AGESC. Paragraph 5.2 provides that the Distributor will indemnify the Company and AGESC, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement, or as a result of any negligent, illegal or fraudulent acts or omissions by the Distributor.

The Agreement filed as Exhibit 3(d)(ii) to this Registration Statement is hereby incorporated by reference in response to this item. Pursuant to that Agreement, the Distributor and WM Advisors, Inc. agree to indemnify the Company and AGESC with respect to liabilities arising out of the negligence or bad faith of the Distributor, WM Advisors, Inc. or any sub-investment adviser to the Trust in performing their obligations to the Trust, including the obligations of WM Advisors, Inc. and the sub-investment advisers to operate the Trust in compliance with Sub-Chapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended. The Distributor and the Adviser also agree to indemnify the Company and AGESC for 50% of any other liabilities or costs that they incur as a result of any failure of the Trust to comply with Sub-Chapter M or Section 817(h) that does not result from such negligence or bad faith.

The Distribution Agreement filed as Exhibit 3(a)(i) to this Registration Statement is hereby incorporated by reference in response to this item. Under part EIGHTH of that agreement, the Company agrees to indemnify AGESC from liabilities and costs that it may incur as a result of any misstatements or omissions of material facts in this Registration Statement or otherwise for which the Company is responsible; and AGESC agrees to indemnify the Company against costs and liabilities that the Company may incur as a result of any act of an employee of AGESC.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account D, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which both offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) Management.

Name and Principal           Positions and Offices with Underwriter
Business Address             American General Equity Services Corporation
---------------------------  -------------------------------------------------
Rodney O. Martin, Jr.        Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire              Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis           Director
70 Pine Street
New York, NY 10270

Gary D. Reddick              Director
2929 Allen Parkway
Houston, TX 77019

Royce G. Imhoff, II          President
2929 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Underwriter
Business Address             American General Equity Services Corporation
---------------------------  -------------------------------------------------
Robert F. Herbert, Jr.       Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez          Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson           Vice President, Chief Compliance Officer and
2727 Allen Parkway           Anti-Money Laundering Compliance Officer
Houston, TX 77019

T. Clay Spires               Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck            Secretary
70 Pine Street
New York, NY 10270

Tammi L. Willy               Assistant Vice President
2727 Allen Parkway
Houston, TX 77019

Sarah Hosker                 Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson            Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming              Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore             Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c) Not Applicable.

Item 30. Location of Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

Item 31. Management Services

None

Item 32. Undertakings

Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by these prospectuses, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement; C) to deliver any Statement or financial statements required to be made available under this Form promptly upon written or oral request.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of American Home in the Registration Statement are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain current financial statements of American Home, free of charge upon a contract owner's request.

Representation Regarding Reasonableness of Aggregate Fees and Charges Deducted Under Contracts

The American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account D of American General Life Insurance Company, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(a) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 31st day of March, 2006.

                                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                                    SEPARATE ACCOUNT D
                                    (Registrant)

                                    BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)

                                    BY: /s/ ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                        AND CONTROLLER

   As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                      Title                Date
---------                              ----------------------  ---------------
/s/ RODNEY O. MARTIN, JR.              Director, Chairman      March 31, 2006
-------------------------------        President and Chief
RODNEY O. MARTIN, JR.                  Executive Officer

/s/ CHRISTOPHER J. SWIFT               Director and Chief      March 31, 2006
-------------------------------        Financial Officer
CHRISTOPHER J. SWIFT

/s/ BERNARD AIDINOFF                   Director                March 31, 2006
-------------------------------
M. BERNARD AIDINOFF

/s/ DAVID J. DIETZ                     Director                March 31, 2006
-------------------------------
DAVID J. DIETZ

/s/ DAVID L HERZOG                     Director                March 31, 2006
-------------------------------
DAVID L. HERZOG

/s/ RICHARD A HOLLAR                   Director                March 31, 2006
-------------------------------
RICHARD A. HOLLAR

/s/ ROYCE G. IMHOFF II                 Director                March 31, 2006
-------------------------------
ROYCE G. IMHOFF II

/s/ RICHARD J MILLER                   Director                March 31, 2006
-------------------------------
RICHARD J. MILLER

Signature                                      Title                Date
---------                              ----------------------  ---------------
/s/ ERNEST T. PATRIKIS                 Director                March 31, 2006
-------------------------------
ERNEST T. PATRIKIS

/s/ GARY D. REDDICK                    Director                March 31, 2006
-------------------------------
GARY D. REDDICK

/s/ JAMES W. WEAKLEY                   Director                March 31, 2006
-------------------------------
JAMES W. WEAKLEY

                                  SIGNATURES

   American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 31st day of March, 2006.

                                         AMERICAN HOME ASSURANCE COMPANY

                                         BY: /s/ ROBERT S. SCHIMEK
                                             -----------------------------------
                                             ROBERT S. SCHIMEK
                                             SENIOR VICE PRESIDENT AND TREASURER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                   Date
---------                              -----                   ----
*M. BERNARD AIDINOFF                   Director                March 31, 2006
-------------------------------
M. BERNARD AIDINOFF

*STEVEN J. BENSINGER                   Director                March 31, 2006
-------------------------------
STEVEN J. BENSINGER

*JOHN Q. DOYLE                         Director and President  March 31, 2006
-------------------------------
JOHN Q. DOYLE

*JEFFREY L. HAYMAN                     Director                March 31, 2006
-------------------------------
JEFFREY L. HAYMAN

*DAVID L. HERZOG                       Director                March 31, 2006
-------------------------------
DAVID L. HERZOG

*ROBERT E. LEWIS                       Director                March 31, 2006
-------------------------------
ROBERT E. LEWIS

*KRISTIAN P. MOOR                      Director and Chairman   March 31, 2006
-------------------------------
KRISTIAN P. MOOR

*WIN J. NEUGER                         Director                March 31, 2006
-------------------------------
WIN J. NEUGER

*ERNEST T. PATRIKIS                    Director                March 31, 2006
-------------------------------
ERNEST T. PATRIKIS

*ROBERT M. SANDLER                     Director                March 31, 2006
-------------------------------
ROBERT M. SANDLER

*ROBERT S. SCHIMEK                     Director, Senior Vice   March 31, 2006
-------------------------------        President and Treasurer
ROBERT S. SCHIMEK

*NICHOLAS S. TYLER                     Director                March 31, 2006
-------------------------------
NICHOLAS S. TYLER

*NICHOLAS C. WALSH                     Director                March 31, 2006
-------------------------------
NICHOLAS C. WALSH

* BY: /s/ ROBERT S. SCHIMEK
      -------------------------
      ROBERT S. SCHIMEK
      ATTORNEY-IN-FACT

                               Index of Exhibits

Exhibit No.

10.         Consent of Independent Registered Public Accounting Firm

14.         American Home Assurance Company Power of Attorney